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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-08257
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                          GE INSTITUTIONAL FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT, INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  06/30/09
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



                          GE Institutional U.S. Equity

               Schedule of Investments - June 30, 2009 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                  Number of
                                                                   Shares                                Value

Common Stock - 95.8%
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.3%
CAE, Inc.                                                           248,266                          $ 1,475,038
Hexcel Corp.                                                         69,236                              659,819 (a)
Honeywell International Inc.                                         55,026                            1,727,816
ITT Corp.                                                            54,507                            2,425,561
Rockwell Collins, Inc.                                               29,615                            1,235,834
United Technologies Corp.                                            26,948                            1,400,218
                                                                                                       8,924,286

Automobiles - 0.1%
Toyota Motor Corp. ADR                                                3,501                              264,430

Beverages - 4.0%
Molson Coors Brewing Co. (Class B)                                   22,211                              940,192
Pepsi Bottling Group, Inc.                                           70,087                            2,371,744
PepsiCo, Inc.                                                       219,729                           12,076,306
                                                                                                      15,388,242

Biotechnology - 4.6%
Amgen Inc.                                                          210,238                           11,130,000 (a,h)
Gilead Sciences, Inc.                                               145,477                            6,814,143 (a)
                                                                                                      17,944,143

Capital Markets - 7.4%
Ameriprise Financial, Inc.                                           66,746                            1,619,925
Morgan Stanley                                                       46,890                            1,336,834
State Street Corp.                                                  246,958                           11,656,418 (e)
The Bank of New York Mellon Corp.                                    93,780                            2,748,692
The Charles Schwab Corp.                                            127,633                            2,238,683
The Goldman Sachs Group, Inc                                         62,069                            9,151,453
                                                                                                      28,752,005

Chemicals - 1.8%
Monsanto Co.                                                         57,770                            4,294,622
Potash Corp of Saskatchewan Inc.                                     12,340                            1,148,237
Praxair, Inc.                                                        13,692                              973,090
The Mosaic Company                                                   11,866                              525,664
                                                                                                       6,941,613

Commercial Banks - 0.8%
SunTrust Banks, Inc.                                                 71,006                            1,168,049
US Bancorp                                                           41,953                              751,798
Wells Fargo & Co.                                                    49,358                            1,197,425
                                                                                                       3,117,272

Commercial Services & Supplies - 0.9%
Corrections Corporation of America                                   80,924                            1,374,899 (a)
Iron Mountain Inc.                                                   74,403                            2,139,086 (a)
                                                                                                       3,513,985

Communications Equipment - 6.3%
Cisco Systems, Inc.                                                 491,390                            9,159,510 (a,h)
QUALCOMM Inc.                                                       220,088                            9,947,978
Research In Motion Ltd.                                              74,843                            5,317,595 (a)
                                                                                                      24,425,083

Computers & Peripherals - 2.4%
Hewlett-Packard Co.                                                 154,054                            5,954,187
International Business Machines Corp.                                32,577                            3,401,690
                                                                                                       9,355,877

Diversified Financial Services - 4.3%
Bank of America Corp.                                               307,393                            4,057,588
CME Group Inc.                                                       14,910                            4,638,650
JPMorgan Chase & Co.                                                232,959                            7,946,232
                                                                                                      16,642,470

Diversified Telecommunication Services - 1.2%
AT&T Inc.                                                           111,056                            2,758,631
Verizon Communications Inc.                                          56,268                            1,729,116
                                                                                                       4,487,747

Electric Utilities - 1.3%
American Electric Power Comapny Inc.                                 17,768                              513,317
Edison International                                                 67,128                            2,111,847
Entergy Corp.                                                         7,404                              573,958
FPL Group, Inc.                                                      20,036                            1,139,247
Northeast Utilities                                                  33,988                              758,272
                                                                                                       5,096,641

Electrical Equipment - 0.7%
ABB Ltd. ADR                                                        128,330                            2,025,047 (h)
Emerson Electric Co.                                                 23,701                              767,912
                                                                                                       2,792,959

Electronic Equipment, Instruments & Components - 0.6%
Corning Inc.                                                        138,131                            2,218,384

Energy Equipment & Services - 5.0%
Halliburton Co.                                                      83,908                            1,736,896
National Oilwell Varco, Inc.                                         23,198                              757,647 (a)
Schlumberger Ltd.                                                   144,135                            7,799,145
Transocean Ltd.                                                     120,694                            8,966,357 (a)
                                                                                                      19,260,045

Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc.                                                32,710                            1,584,472

Food Products - 1.7%
Archer-Daniels-Midland Co.                                           18,757                              502,125
Kraft Foods Inc. (Class A)                                           97,174                            2,462,389
McCormick & Company Inc.                                             85,358                            2,776,696
Nestle S.A. ADR                                                      24,679                              928,424
                                                                                                       6,669,634

Healthcare Equipment & Supplies - 3.6%
Baxter International Inc.                                             9,656                              511,382
Becton Dickinson & Co.                                               12,735                              908,133
Boston Scientific Corp.                                             185,091                            1,876,823 (a)
Covidien Plc                                                        138,831                            5,197,833
Hologic, Inc.                                                        84,279                            1,199,290 (a)
Medtronic, Inc.                                                      54,356                            1,896,481
ResMed, Inc.                                                         52,955                            2,156,857 (a)
                                                                                                      13,746,799

Healthcare Providers & Services - 2.5%
Aetna Inc.                                                           35,747                              895,462 (h)
Cardinal Health, Inc.                                                68,114                            2,080,883
Express Scripts, Inc.                                                45,748                            3,145,175 (a)
McKesson Corp.                                                       14,807                              651,508
UnitedHealth Group, Inc.                                            109,665                            2,739,432
                                                                                                       9,512,460

Hotels Restaurants & Leisure - 0.4%
Carnival Corp.                                                       65,524                            1,688,554

Household Products - 0.7%
Clorox Co.                                                            7,404                              413,365
Kimberly-Clark Corp.                                                 19,743                            1,035,126
The Procter & Gamble Co.                                             28,116                            1,436,728
                                                                                                       2,885,219

Industrial Conglomerates - 0.3%
Textron, Inc.                                                       130,364                            1,259,316

Insurance - 3.2%
ACE Ltd.                                                             76,647                            3,390,097
Aflac Inc.                                                           51,481                            1,600,544
AON Corp.                                                            32,576                            1,233,653
Chubb Corp.                                                           9,871                              393,656
MetLife, Inc.                                                        67,620                            2,029,276
PartnerRe Ltd.                                                        9,865                              640,732
Principal Financial Group, Inc.                                       7,898                              148,798
Prudential Financial, Inc.                                           50,660                            1,885,565
The Travelers Companies, Inc.                                        27,641                            1,134,387
                                                                                                      12,456,708

Internet Software & Services - 1.3%
Baidu, Inc ADR                                                        6,591                            1,984,484 (a)
Google Inc. (Class A)                                                 7,052                            2,973,053 (a)
                                                                                                       4,957,537

IT Services - 3.3%
Affiliated Computer Services, Inc. (Class A)                         43,553                            1,934,624 (a)
Cognizant Technology Solutions Corp. (Class A)                       64,510                            1,722,417 (a)
Metavante Technologies, Inc.                                         22,863                              591,237 (a)
Paychex, Inc.                                                        54,151                            1,364,605
The Western Union Co.                                               396,036                            6,494,990
Visa, Inc. (Class A)                                                  8,816                              548,884
                                                                                                      12,656,757

Life Sciences Tools & Services - 0.9%
Life Technologies Corp.                                              38,515                            1,606,846 (a)
Thermo Fisher Scientific, Inc.                                       46,913                            1,912,643 (a)
                                                                                                       3,519,489

Machinery - 0.7%
Deere & Co.                                                          40,144                            1,603,753
Eaton Corp.                                                          22,704                            1,012,825
                                                                                                       2,616,578

Media - 5.1%
Comcast Corp. (Class A)                                             352,928                            4,976,285 (h)
Liberty Global, Inc. (Series C)                                      72,712                            1,149,577 (a)
Liberty Media Corp - Entertainment (Series A)                        87,486                            2,340,250 (a)
Omnicom Group Inc.                                                  189,586                            5,987,126
The Walt Disney Co.                                                  41,954                              978,787
Time Warner Inc.                                                    152,024                            3,829,485
Viacom, Inc. (Class B)                                               14,807                              336,119 (a)
                                                                                                      19,597,629

Metals & Mining - 1.8%
Allegheny Technologies Inc.                                          80,289                            2,804,495
Barrick Gold Corp.                                                   29,615                              993,583
Freeport-McMoRan Copper & Gold Inc.                                  63,533                            3,183,639
                                                                                                       6,981,717

Multiline Retail - 0.9%
Kohl's Corp.                                                         17,103                              731,153 (a)
Target Corp.                                                         73,265                            2,891,769
                                                                                                       3,622,922

Multi-Utilities - 0.8%
Dominion Resources, Inc.                                             90,111                            3,011,510

Oil, Gas & Consumable Fuels - 7.8%
Apache Corp.                                                         31,027                            2,238,598
Chevron Corp.                                                        37,529                            2,486,296
Devon Energy Corp.                                                   43,516                            2,371,622
Exxon Mobil Corp.                                                   130,119                            9,096,619 (h)
Hess Corp.                                                            8,884                              477,515
Marathon Oil Corp.                                                  196,314                            5,914,941
Occidental Petroleum Corp.                                           49,024                            3,226,269
Southwestern Energy Co.                                              57,009                            2,214,800 (a)
Suncor Energy, Inc.                                                  67,528                            2,048,799
                                                                                                      30,075,459

Paper & Forest Products - 0.2%
Weyerhaeuser Co.                                                     20,060                              610,426

Personal Products - 0.4%
Alberto-Culver Co.                                                   44,514                            1,131,991
Avon Products, Inc.                                                   9,872                              254,500
The Estee Lauder Companies Inc. (Class A)                             8,389                              274,069
                                                                                                       1,660,560

Pharmaceuticals - 2.4%
Abbott Laboratories                                                  40,915                            1,924,642
Bristol-Myers Squibb Co.                                            189,508                            3,848,908
Merck & Company Inc.                                                 14,806                              413,976
Pfizer Inc.                                                          45,408                              681,120
Wyeth                                                                52,936                            2,402,765
                                                                                                       9,271,411

Professional Services - 0.1%
Monster Worldwide, Inc.                                              42,151                              497,803 (a)

Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. (Class A)                              116,099                            1,086,687 (a)

Road & Rail - 0.5%
Union Pacific Corp.                                                  38,276                            1,992,649

Semiconductors & Semiconductor Equipment - 2.8%
Intel Corp.                                                         425,711                            7,045,517 (h)
Kla-Tencor Corp.                                                     28,674                              724,018
Lam Research Corp.                                                   37,018                              962,468 (a)
MEMC Electronic Materials, Inc.                                       9,871                              175,802 (a)
Microchip Technology Inc.                                            37,018                              834,756
Taiwan Semiconductor Manufacturing Company Ltd. ADR                  34,550                              325,115
Texas Instruments Inc.                                               41,954                              893,620
                                                                                                      10,961,296

Software - 4.8%
Intuit, Inc.                                                        101,183                            2,849,313 (a)
Microsoft Corp.                                                     614,710                           14,611,657 (h)
Oracle Corp.                                                         59,227                            1,268,642
                                                                                                      18,729,612

Specialty Retail - 2.6%
Bed Bath & Beyond, Inc.                                             159,038                            4,890,419 (a,h)
Lowe's Companies, Inc.                                              176,403                            3,423,982
O'Reilly Automotive, Inc.                                            17,267                              657,527 (a)
Staples, Inc.                                                        57,578                            1,161,348
                                                                                                      10,133,276

Tobacco - 1.1%
Altria Group, Inc.                                                   14,805                              242,654
Philip Morris International Inc.                                     96,232                            4,197,640
                                                                                                       4,440,294

Wireless Telecommunication Services - 1.5%
American Tower Corp. (Class A)                                       63,011                            1,986,737 (a)
NII Holdings, Inc.                                                  200,208                            3,817,966 (a)
                                                                                                       5,804,703

Total Common Stock                                                                                   371,156,659
(Cost $416,146,921)


------------------------------------------------------------------------------------------------------------------------------------
Exchange Traded Funds - 1.6%
------------------------------------------------------------------------------------------------------------------------------------


Financial Select Sector SPDR Fund                                   107,158                            1,282,681 (l)
Industrial Select Sector SPDR Fund                                  216,661                            4,757,875 (l)

Total Exchange Traded Funds                                                                            6,040,556
(Cost $10,397,274)

------------------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                       66,919 (j)
(Cost $121,671)

Total Investments in Securities                                                                      377,264,134
(Cost $426,665,866)

------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 2.4%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.28%                                                                                                  9,385,278 (d,m)
(Cost $9,385,278)

Total Investments                                                                                    386,649,412
(Cost $436,051,144)

Other Assets and Liabilities - 0.2%                                                                      585,424


                                                                                               ------------------
NET ASSETS  - 100.0%                                                                                $387,234,836
                                                                                               ==================





------------------------------------------------------------------------------------------------------------------------------------
Other Information
------------------------------------------------------------------------------------------------------------------------------------

The GE Institutional U.S.Equity Fund had the following long futures contracts open at June 30, 2009 (unaudited):

                                                 Number of       Current Notional     Unrealized Appreciation/
    Description             Expiration date      Contracts          Value                  (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures          9/17/2009             4             $ 915,500                  $ 7,800

                         GE Institutional S&P 500 Index

               Schedule of Investments - June 30, 2009 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                             Number of
                                                                              Shares                      Value

Common Stock - 97.6%
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.7%
Boeing Co.                                                                     2,700                    $ 114,750
General Dynamics Corp.                                                         1,400                       77,546
Goodrich Corp.                                                                   500                       24,985
Honeywell International Inc.                                                   2,750                       86,350
ITT Corp.                                                                        700                       31,150
L-3 Communications Holdings, Inc.                                                450                       31,221
Lockheed Martin Corp.                                                          1,240                      100,006
Northrop Grumman Corp.                                                         1,184                       54,085
Precision Castparts Corp.                                                        500                       36,515
Raytheon Co.                                                                   1,500                       66,645
Rockwell Collins, Inc.                                                           600                       25,038
United Technologies Corp.                                                      3,500                      181,860
                                                                                                          830,151

Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.                                                      600                       31,290
Expeditors International of Washington, Inc.                                     800                       26,672
FedEx Corp.                                                                    1,150                       63,963
United Parcel Service, Inc. (Class B)                                          3,700                      184,963
                                                                                                          306,888

Airlines - 0.1%
Southwest Airlines Co.                                                         2,550                       17,162

Auto Components - 0.2%
Johnson Controls, Inc.                                                         2,300                       49,956
The Goodyear Tire & Rubber Co.                                                 1,000                       11,260  (a)
                                                                                                           61,216

Automobiles - 0.3%
Ford Motor Co.                                                                12,214                       74,139  (a)
Harley-Davidson, Inc.                                                            900                       14,589
                                                                                                           88,728

Beverages - 2.6%
Brown-Forman Corp. (Class B)                                                     325                       13,968
Coca-Cola Enterprises, Inc.                                                    1,200                       19,980
Constellation Brands, Inc. (Class A)                                             800                       10,144  (a)
Dr Pepper Snapple Group, Inc.                                                  1,000                       21,190  (a)
Molson Coors Brewing Co. (Class B)                                               600                       25,398
Pepsi Bottling Group, Inc.                                                       500                       16,920
PepsiCo, Inc.                                                                  5,810                      319,318
The Coca-Cola Co.                                                              7,400                      355,126  (h)
                                                                                                          782,044

Biotechnology - 1.8%
Amgen Inc.                                                                     3,776                      199,901  (a)
Biogen Idec Inc.                                                               1,100                       49,665  (a)
Celgene Corp.                                                                  1,700                       81,328  (a)
Cephalon, Inc.                                                                   240                       13,596  (a)
Genzyme Corp.                                                                  1,000                       55,670  (a)
Gilead Sciences, Inc.                                                          3,400                      159,256  (a)
                                                                                                          559,416

Building Products - 0.0%*
Masco Corp.                                                                    1,400                       13,412

Capital Markets - 3.0%
Ameriprise Financial, Inc.                                                       860                       20,872
E*Trade Financial Corp.                                                        2,200                        2,816  (a)
Federated Investors, Inc. (Class B)                                              300                        7,227
Franklin Resources, Inc.                                                         600                       43,206
Invesco Ltd.                                                                   1,500                       26,730
Janus Capital Group, Inc.                                                        600                        6,840
Legg Mason, Inc.                                                                 500                       12,190
Morgan Stanley                                                                 5,000                      142,550
Northern Trust Corp.                                                             900                       48,312
State Street Corp.                                                             1,800                       84,960  (e)
T Rowe Price Group, Inc.                                                       1,000                       41,670
The Bank of New York Mellon Corp.                                              4,441                      130,166
The Charles Schwab Corp.                                                       3,400                       59,636
The Goldman Sachs Group, Inc                                                   1,871                      275,860
                                                                                                          903,035

Chemicals - 1.8%
Air Products & Chemicals, Inc.                                                   800                       51,672
CF Industries Holdings, Inc.                                                     150                       11,121
Eastman Chemical Co.                                                             300                       11,370
Ecolab Inc.                                                                      600                       23,394
EI Du Pont de Nemours & Co.                                                    3,303                       84,623
International Flavors & Fragrances Inc.                                          300                        9,816
Monsanto Co.                                                                   2,036                      151,356
PPG Industries, Inc.                                                             600                       26,340
Praxair, Inc.                                                                  1,150                       81,731
Sigma-Aldrich Corp.                                                              500                       24,780
The Dow Chemical Co.                                                           3,994                       64,463
                                                                                                          540,666

Commercial Banks - 2.6%
BB&T Corp.                                                                     2,400                       52,752
Comerica Inc.                                                                    550                       11,633
Fifth Third Bancorp                                                            2,719                       19,305
First Horizon National Corp.                                                     852                       10,227
Huntington Bancshares Inc.                                                     1,478                        6,178
Keycorp                                                                        2,600                       13,624
M&T Bank Corp.                                                                   300                       15,279
Marshall & Ilsley Corp.                                                          998                        4,790
PNC Financial Services Group, Inc.                                             1,714                       66,520
Regions Financial Corp.                                                        3,773                       15,243
SunTrust Banks, Inc.                                                           1,700                       27,965
US Bancorp                                                                     7,006                      125,548
Wells Fargo & Co.                                                             17,358                      421,105
Zions Bancorporation                                                             400                        4,624
                                                                                                          794,793

Commercial Services & Supplies - 0.5%
Avery Dennison Corp.                                                             400                       10,272
Cintas Corp.                                                                     500                       11,420
Iron Mountain Inc.                                                               600                       17,250  (a)
Pitney Bowes Inc.                                                                800                       17,544
Republic Services, Inc.                                                        1,200                       29,292
RR Donnelley & Sons Co.                                                          800                        9,296
Stericycle, Inc.                                                                 300                       15,459  (a)
Waste Management, Inc.                                                         1,770                       49,843
                                                                                                          160,376

Communications Equipment - 2.6%
Ciena Corp.                                                                      357                        3,695  (a)
Cisco Systems, Inc.                                                           21,500                      400,760  (a,h)
Harris Corp.                                                                     500                       14,180
JDS Uniphase Corp.                                                               850                        4,862  (a)
Juniper Networks, Inc.                                                         1,900                       44,840  (a)
Motorola, Inc.                                                                 8,161                       54,107
QUALCOMM Inc.                                                                  6,100                      275,720
Tellabs, Inc.                                                                  1,600                        9,168  (a)
                                                                                                          807,332

Computers & Peripherals - 5.3%
Apple Inc.                                                                     3,304                      470,589  (a)
Dell Inc.                                                                      6,300                       86,499  (a)
EMC Corp.                                                                      7,462                       97,752  (a)
Hewlett-Packard Co.                                                            8,928                      345,067
International Business Machines Corp.                                          4,900                      511,658  (h)
Lexmark International, Inc. (Class A)                                            300                        4,755  (a)
NetApp, Inc.                                                                   1,300                       25,636  (a)
QLogic Corp.                                                                     500                        6,340  (a)
SanDisk Corp.                                                                    900                       13,221  (a)
Sun Microsystems, Inc.                                                         2,950                       27,199  (a)
Teradata Corp.                                                                   700                       16,401  (a)
Western Digital Corp.                                                            800                       21,200  (a)
                                                                                                        1,626,317

Construction & Engineering - 0.2%
Fluor Corp.                                                                      680                       34,877
Jacobs Engineering Group, Inc.                                                   500                       21,045  (a)
Quanta Services, Inc.                                                            700                       16,191  (a)
                                                                                                           72,113

Construction Materials - 0.1%
Vulcan Materials Co.                                                             400                       17,240

Consumer Finance - 0.6%
American Express Co.                                                           4,400                      102,256  (h)
Capital One Financial Corp.                                                    1,669                       36,518
Discover Financial Services                                                    1,850                       18,999
SLM Corp.                                                                      1,800                       18,486  (a)
                                                                                                          176,259

Containers & Packaging - 0.2%
Ball Corp.                                                                       400                       18,064
Bemis Company Inc.                                                               400                       10,080
Owens-Illinois, Inc.                                                             600                       16,806  (a)
Pactiv Corp.                                                                     500                       10,850  (a)
Sealed Air Corp.                                                                 600                       11,070
                                                                                                           66,870

Distributors - 0.1%
Genuine Parts Co.                                                                600                       20,136

Diversified Consumer Services - 0.2%
Apollo Group, Inc. (Class A)                                                     400                       28,448  (a)
DeVry, Inc.                                                                      200                       10,008
H&R Block Inc.                                                                 1,300                       22,399
                                                                                                           60,855

Diversified Financial Services - 3.7%
Bank of America Corp.                                                         30,107                      397,412  (h)
CIT Group, Inc.                                                                1,400                        3,010
Citigroup Inc.                                                                19,913                       59,142
CME Group Inc.                                                                   240                       74,666
IntercontinentalExchange, Inc.                                                   295                       33,701  (a)
JPMorgan Chase & Co.                                                          14,567                      496,880
Leucadia National Corp.                                                          700                       14,763
Moody's Corp.                                                                    700                       18,445
NYSE Euronext                                                                  1,000                       27,250
The NASDAQ OMX Group Inc.                                                        500                       10,655  (a)
                                                                                                        1,135,924

Diversified Telecommunication Services - 3.1%
AT&T Inc.                                                                     21,931                      544,766  (h)
CenturyTel, Inc.                                                                 400                       12,280
Embarq Corp.                                                                     535                       22,502
Frontier Communications Corp.                                                  1,200                        8,568
Qwest Communications International Inc.                                        5,017                       20,821
Verizon Communications Inc.                                                   10,566                      324,693
Windstream Corp.                                                               1,718                       14,362
                                                                                                          947,992

Electric Utilities - 2.3%
Allegheny Energy, Inc.                                                           600                       15,390
American Electric Power Comapny Inc.                                           1,740                       50,269
Duke Energy Corp.                                                              4,808                       70,149
Edison International                                                           1,200                       37,752
Entergy Corp.                                                                    700                       54,264
Exelon Corp.                                                                   2,450                      125,465
FirstEnergy Corp.                                                              1,131                       43,826
FPL Group, Inc.                                                                1,500                       85,290
Northeast Utilities                                                              700                       15,617
Pepco Holdings, Inc.                                                             700                        9,408
Pinnacle West Capital Corp.                                                      400                       12,060
PPL Corp.                                                                      1,400                       46,144
Progress Energy, Inc.                                                            975                       36,884
The Southern Co.                                                               2,900                       90,364
                                                                                                          692,882

Electrical Equipment - 0.4%
Cooper Industries Ltd.                                                           600                       18,630
Emerson Electric Co.                                                           2,800                       90,720
Rockwell Automation, Inc.                                                        500                       16,060
                                                                                                          125,410

Electronic Equipment, Instruments & Components - 0.5%
Agilent Technologies, Inc.                                                     1,355                       27,520  (a)
Amphenol Corp. (Class A)                                                         700                       22,148
Corning Inc.                                                                   5,800                       93,148
FLIR Systems, Inc.                                                               500                       11,280  (a)
Jabil Circuit, Inc.                                                              800                        5,936
Molex Inc.                                                                       550                        8,553
                                                                                                          168,585

Energy Equipment & Services - 1.8%
Baker Hughes Inc.                                                              1,170                       42,635
BJ Services Co.                                                                1,100                       14,993
Cameron International Corp.                                                      800                       22,640  (a)
Diamond Offshore Drilling, Inc.                                                  270                       22,424
ENSCO International Inc.                                                         500                       17,435
FMC Technologies, Inc.                                                           500                       18,790  (a)
Halliburton Co.                                                                3,345                       69,242
Nabors Industries Ltd.                                                         1,100                       17,138  (a)
National Oilwell Varco, Inc.                                                   1,500                       48,990  (a)
Rowan Companies, Inc.                                                            400                        7,728
Schlumberger Ltd.                                                              4,500                      243,495
Smith International, Inc.                                                        800                       20,600
                                                                                                          546,110

Food & Staples Retailing - 3.0%
Costco Wholesale Corp.                                                         1,600                       73,120
CVS Caremark Corp.                                                             5,381                      171,492
Safeway Inc.                                                                   1,600                       32,592
SUPERVALU, Inc.                                                                  789                       10,218
Sysco Corp.                                                                    2,200                       49,456
The Kroger Co.                                                                 2,400                       52,920
Walgreen Co.                                                                   3,700                      108,780
Wal-Mart Stores, Inc.                                                          8,300                      402,052
Whole Foods Market, Inc.                                                         600                       11,388
                                                                                                          912,018

Food Products - 1.7%
Archer-Daniels-Midland Co.                                                     2,408                       64,462
Campbell Soup Co.                                                                800                       23,536
ConAgra Foods, Inc.                                                            1,600                       30,496
Dean Foods Co.                                                                   600                       11,514  (a)
General Mills, Inc.                                                            1,200                       67,224
HJ Heinz Co.                                                                   1,200                       42,840
Hormel Foods Corp.                                                               300                       10,362
Kellogg Co.                                                                      900                       41,913
Kraft Foods Inc. (Class A)                                                     5,426                      137,495
McCormick & Company Inc.                                                         500                       16,265
Sara Lee Corp.                                                                 2,506                       24,459
The Hershey Co.                                                                  600                       21,600
The JM Smucker Co.                                                               400                       19,464
Tyson Foods, Inc. (Class A)                                                    1,200                       15,132
                                                                                                          526,762

Gas Utilities - 0.1%
EQT CORP.                                                                        500                       17,455
Nicor Inc.                                                                       200                        6,924
Questar Corp.                                                                    600                       18,636
                                                                                                           43,015

Healthcare Equipment & Supplies - 2.0%
Baxter International Inc.                                                      2,300                      121,808
Becton Dickinson & Co.                                                           900                       64,179
Boston Scientific Corp.                                                        5,439                       55,151  (a)
CR Bard, Inc.                                                                    350                       26,057
DENTSPLY International Inc.                                                      600                       18,312
Hospira, Inc.                                                                    600                       23,112  (a)
Intuitive Surgical, Inc.                                                         140                       22,912  (a)
Medtronic, Inc.                                                                4,100                      143,049
St Jude Medical, Inc.                                                          1,300                       53,430  (a)
Stryker Corp.                                                                    900                       35,766
Varian Medical Systems, Inc.                                                     500                       17,570  (a)
Zimmer Holdings, Inc.                                                            790                       33,654  (a)
                                                                                                          615,000

Healthcare Providers & Services - 2.1%
Aetna Inc.                                                                     1,700                       42,585
AmerisourceBergen Corp.                                                        1,088                       19,301
Cardinal Health, Inc.                                                          1,375                       42,006
CIGNA Corp.                                                                    1,100                       26,499
Coventry Health Care, Inc.                                                       600                       11,226  (a)
DaVita Inc.                                                                      400                       19,784  (a)
Express Scripts, Inc.                                                          1,000                       68,750  (a)
Humana Inc.                                                                      600                       19,356  (a)
Laboratory Corporation of America Holdings                                       400                       27,116  (a)
McKesson Corp.                                                                 1,044                       45,936
Medco Health Solutions, Inc.                                                   1,788                       81,551  (a)
Patterson Companies, Inc.                                                        400                        8,680  (a)
Quest Diagnostics Inc.                                                           600                       33,858
Tenet Healthcare Corp.                                                         1,600                        4,512  (a)
UnitedHealth Group, Inc.                                                       4,500                      112,410
WellPoint, Inc.                                                                1,800                       91,602  (a)
                                                                                                          655,172

Healthcare Technology - 0.0%*
IMS Health Inc.                                                                  688                        8,738

Hotels Restaurants & Leisure - 1.5%
Carnival Corp.                                                                 1,600                       41,232
Darden Restaurants, Inc.                                                         550                       18,139
International Game Technology                                                  1,200                       19,080
Marriott International, Inc. (Class A)                                         1,104                       24,367
McDonald's Corp.                                                               4,089                      235,077
Starbucks Corp.                                                                2,600                       36,114  (a)
Starwood Hotels & Resorts Worldwide, Inc.                                        700                       15,540
Wyndham Worldwide Corp.                                                          727                        8,811
Wynn Resorts Ltd.                                                                200                        7,060  (a)
Yum! Brands, Inc.                                                              1,700                       56,678
                                                                                                          462,098

Household Durables - 0.3%
Black & Decker Corp.                                                             200                        5,732
Centex Corp.                                                                     500                        4,230
DR Horton, Inc.                                                                1,100                       10,296
Fortune Brands, Inc.                                                             500                       17,370
Harman International Industries, Inc.                                            200                        3,760
KB Home                                                                          300                        4,104
Leggett & Platt, Inc.                                                            600                        9,138
Lennar Corp. (Class A)                                                           600                        5,814
Newell Rubbermaid Inc.                                                         1,115                       11,607
Pulte Homes, Inc.                                                                800                        7,064
Snap-On Inc.                                                                     200                        5,748
The Stanley Works                                                                300                       10,152
Whirlpool Corp.                                                                  271                       11,534
                                                                                                          106,549

Household Products - 2.6%
Clorox Co.                                                                       500                       27,915
Colgate-Palmolive Co.                                                          1,900                      134,406
Kimberly-Clark Corp.                                                           1,500                       78,645
The Procter & Gamble Co.                                                      10,895                      556,734
                                                                                                          797,700

Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.                                                 700                       18,606
Dynegy Inc. (Class A)                                                          2,000                        4,540  (a)
The AES Corp.                                                                  2,600                       30,186  (a)
                                                                                                           53,332

Industrial Conglomerates - 2.0%
3M Co.                                                                         2,600                      156,260
General Electric Co.                                                          39,200                      459,424  (h,k)
Textron, Inc.                                                                    900                        8,694
                                                                                                          624,378

Insurance - 2.3%
Aflac Inc.                                                                     1,700                       52,853
American International Group, Inc.                                            10,638                       12,340  (h)
AON Corp.                                                                      1,000                       37,870
Assurant, Inc.                                                                   400                        9,636
Chubb Corp.                                                                    1,300                       51,844
Cincinnati Financial Corp.                                                       638                       14,259
Genworth Financial, Inc. (Class A)                                             1,700                       11,883
Hartford Financial Services Group, Inc.                                        1,200                       14,244
Lincoln National Corp.                                                         1,022                       17,589
Loews Corp.                                                                    1,305                       35,757
Marsh & McLennan Companies, Inc.                                               1,900                       38,247
MBIA Inc.                                                                        700                        3,031  (a)
MetLife, Inc.                                                                  3,021                       90,660
Principal Financial Group, Inc.                                                1,200                       22,608
Prudential Financial, Inc.                                                     1,700                       63,274
The Allstate Corp.                                                             2,000                       48,800
The Progressive Corp.                                                          2,400                       36,264
The Travelers Companies, Inc.                                                  2,176                       89,303
Torchmark Corp.                                                                  300                       11,112
Unum Group                                                                     1,146                       18,176
XL Capital Ltd.                                                                1,300                       14,898
                                                                                                          694,648

Internet & Catalog Retail - 0.4%
Amazon.com, Inc.                                                               1,200                      100,392  (a)
Expedia, Inc.                                                                    800                       12,088  (a)
                                                                                                          112,480

Internet Software & Services - 1.8%
Akamai Technologies, Inc.                                                        700                       13,426  (a)
eBay Inc.                                                                      3,900                       66,807  (a)
Google Inc. (Class A)                                                            890                      375,215  (a)
VeriSign, Inc.                                                                   800                       14,784  (a)
Yahoo! Inc.                                                                    5,200                       81,432  (a)
                                                                                                          551,664

IT Services - 1.0%
Affiliated Computer Services, Inc. (Class A)                                     400                       17,768  (a)
Automatic Data Processing, Inc.                                                1,900                       67,336
Cognizant Technology Solutions Corp. (Class A)                                 1,100                       29,370  (a)
Computer Sciences Corp.                                                          600                       26,580  (a)
Convergys Corp.                                                                  500                        4,640  (a)
Fidelity National Information Services, Inc.                                     700                       13,972
Fiserv, Inc.                                                                     600                       27,420  (a)
Mastercard Inc. (Class A)                                                        280                       46,847
Paychex, Inc.                                                                  1,200                       30,240
The Western Union Co.                                                          2,550                       41,820
Total System Services, Inc.                                                      738                        9,882
                                                                                                          315,875

Leisure Equipment & Products - 0.1%
Eastman Kodak Co.                                                              1,100                        3,256
Hasbro, Inc.                                                                     450                       10,908
Mattel, Inc.                                                                   1,400                       22,470
                                                                                                           36,634

Life Sciences Tools & Services - 0.4%
Life Technologies Corp.                                                          685                       28,578  (a)
Millipore Corp.                                                                  200                       14,042  (a)
PerkinElmer, Inc.                                                                500                        8,700
Thermo Fisher Scientific, Inc.                                                 1,600                       65,232  (a)
Waters Corp.                                                                     400                       20,588  (a)
                                                                                                          137,140

Machinery - 1.4%
Caterpillar Inc.                                                               2,200                       72,688
Cummins Inc.                                                                     700                       24,647
Danaher Corp.                                                                    950                       58,653
Deere & Co.                                                                    1,600                       63,920
Dover Corp.                                                                      700                       23,163
Eaton Corp.                                                                      600                       26,766
Flowserve Corp.                                                                  200                       13,962
Illinois Tool Works Inc.                                                       1,400                       52,276
PACCAR Inc.                                                                    1,325                       43,076
Pall Corp.                                                                       400                       10,624
Parker Hannifin Corp.                                                            650                       27,924
The Manitowoc Company Inc.                                                       500                        2,630
                                                                                                          420,329

Media - 2.5%
CBS Corp. (Class B)                                                            2,650                       18,338
Comcast Corp. (Class A)                                                       10,688                      154,869
Gannett Company Inc.                                                             900                        3,213
Interpublic Group of Companies, Inc.                                           1,900                        9,595  (a)
Meredith Corp.                                                                   100                        2,555
News Corp. (Class A)                                                           8,400                       76,524
Omnicom Group Inc.                                                             1,100                       34,738
Scripps Networks Interactive, Inc. (Class A)                                     400                       11,132
The DIRECTV Group Inc.                                                         2,000                       49,420  (a)
The McGraw-Hill Companies, Inc.                                                1,200                       36,132
The New York Times Co. (Class A)                                                 500                        2,755
The Walt Disney Co.                                                            6,900                      160,977
The Washington Post Co. (Class B)                                                 20                        7,044
Time Warner Cable Inc.                                                         1,299                       41,139
Time Warner Inc.                                                               4,383                      110,408
Viacom, Inc. (Class B)                                                         2,250                       51,075  (a)
                                                                                                          769,914

Metals & Mining - 0.9%
AK Steel Holding Corp.                                                           400                        7,676
Alcoa Inc.                                                                     3,584                       37,023
Allegheny Technologies Inc.                                                      400                       13,972
Freeport-McMoRan Copper & Gold Inc.                                            1,574                       78,873
Newmont Mining Corp.                                                           1,800                       73,566
Nucor Corp.                                                                    1,200                       53,316
Titanium Metals Corp.                                                            300                        2,757
United States Steel Corp.                                                        480                       17,155
                                                                                                          284,338

Multiline Retail - 0.8%
Big Lots, Inc.                                                                   300                        6,309  (a)
Family Dollar Stores, Inc.                                                       500                       14,150
JC Penney Company Inc.                                                           800                       22,968
Kohl's Corp.                                                                   1,100                       47,025  (a)
Macy's, Inc.                                                                   1,682                       19,780
Nordstrom, Inc.                                                                  600                       11,934
Sears Holdings Corp.                                                             229                       15,233  (a)
Target Corp.                                                                   2,800                      110,516
                                                                                                          247,915

Multi-Utilities - 1.4%
Ameren Corp.                                                                     800                       19,912
Centerpoint Energy, Inc.                                                       1,200                       13,296
CMS Energy Corp.                                                                 900                       10,872
Consolidated Edison, Inc.                                                      1,000                       37,420
Dominion Resources, Inc.                                                       2,200                       73,524
DTE Energy Co.                                                                   600                       19,200
Integrys Energy Group, Inc.                                                      294                        8,817
NiSource Inc.                                                                  1,047                       12,208
PG&E Corp.                                                                     1,400                       53,816
Public Service Enterprise Group Inc.                                           1,900                       61,997
SCANA Corp.                                                                      400                       12,988
Sempra Energy                                                                    950                       47,148
TECO Energy, Inc.                                                                800                        9,544
Wisconsin Energy Corp.                                                           400                       16,284
Xcel Energy, Inc.                                                              1,615                       29,732
                                                                                                          426,758

Office Electronics - 0.1%
Xerox Corp.                                                                    3,000                       19,440

Oil, Gas & Consumable Fuels - 10.3%
Anadarko Petroleum Corp.                                                       1,874                       85,061
Apache Corp.                                                                   1,262                       91,053
Cabot Oil & Gas Corp.                                                            400                       12,256
Chesapeake Energy Corp.                                                        2,100                       41,643
Chevron Corp.                                                                  7,414                      491,177
ConocoPhillips                                                                 5,516                      232,003
Consol Energy Inc.                                                               700                       23,772
Denbury Resources, Inc.                                                          900                       13,257  (a)
Devon Energy Corp.                                                             1,628                       88,726
El Paso Corp.                                                                  2,383                       21,995
EOG Resources, Inc.                                                              900                       61,128
Exxon Mobil Corp.                                                             18,116                    1,266,490  (h)
Hess Corp.                                                                     1,050                       56,437
Marathon Oil Corp.                                                             2,582                       77,796
Massey Energy Co.                                                                300                        5,862
Murphy Oil Corp.                                                                 700                       38,024
Noble Energy, Inc.                                                               600                       35,382
Occidental Petroleum Corp.                                                     3,000                      197,430
Peabody Energy Corp.                                                           1,000                       30,160
Pioneer Natural Resources Co.                                                    500                       12,750
Range Resources Corp.                                                            600                       24,846
Southwestern Energy Co.                                                        1,300                       50,505  (a)
Spectra Energy Corp.                                                           2,454                       41,522
Sunoco, Inc.                                                                     400                        9,280
Tesoro Corp.                                                                     500                        6,365
The Williams Companies Inc.                                                    2,100                       32,781
Valero Energy Corp.                                                            2,100                       35,469
XTO Energy Inc.                                                                2,157                       82,268
                                                                                                        3,165,438

Paper & Forest Products - 0.2%
International Paper Co.                                                        1,675                       25,343
MeadWestvaco Corp.                                                               700                       11,487
Weyerhaeuser Co.                                                                 745                       22,670
                                                                                                           59,500

Personal Products - 0.2%
Avon Products, Inc.                                                            1,600                       41,248
The Estee Lauder Companies Inc. (Class A)                                        400                       13,068
                                                                                                           54,316

Pharmaceuticals - 7.3%
Abbott Laboratories                                                            5,800                      272,832  (h)
Allergan, Inc.                                                                 1,100                       52,338
Bristol-Myers Squibb Co.                                                       7,300                      148,263
Eli Lilly & Co.                                                                3,800                      131,632  (h)
Forest Laboratories, Inc.                                                      1,100                       27,621  (a)
Johnson & Johnson                                                             10,268                      583,222  (h)
King Pharmaceuticals, Inc.                                                       966                        9,303  (a)
Merck & Company Inc.                                                           7,800                      218,088
Mylan Inc.                                                                     1,200                       15,660  (a)
Pfizer Inc.                                                                   25,069                      376,035  (h)
Schering-Plough Corp.                                                          6,100                      153,232
Watson Pharmaceuticals, Inc.                                                     400                       13,476  (a)
Wyeth                                                                          5,000                      226,950  (h)
                                                                                                        2,228,652

Professional Services - 0.2%
Dun & Bradstreet Corp.                                                           200                       16,242
Equifax Inc.                                                                     500                       13,050
Monster Worldwide, Inc.                                                          500                        5,905  (a)
Robert Half International Inc.                                                   600                       14,172
                                                                                                           49,369

Real Estate Investment Trusts (REIT's) - 1.0%
Apartment Investment & Management Co. (Class A) (REIT)                           605                        5,354
Boston Properties, Inc. (REIT)                                                   500                       23,850
Developers Diversified Realty Corp. (REIT)                                        35                          171
Equity Residential (REIT)                                                      1,000                       22,230
HCP, Inc. (REIT)                                                               1,100                       23,309
Health Care REIT, Inc. (REIT)                                                    400                       13,640
Host Hotels & Resorts, Inc. (REIT)                                             2,100                       17,619
Kimco Realty Corp. (REIT)                                                      1,200                       12,060
Plum Creek Timber Company, Inc. (REIT)                                           600                       17,868
ProLogis (REIT)                                                                1,600                       12,896
Public Storage (REIT)                                                            440                       28,811
Simon Property Group, Inc. (REIT)                                              1,032                       53,076
Ventas, Inc. (REIT)                                                              600                       17,916
Vornado Realty Trust (REIT)                                                      624                       28,099
AvalonBay Communities, Inc. (REIT)                                               345                       19,299
                                                                                                          296,198

Real Estate Management & Development - 0.0%*
CB Richard Ellis Group, Inc. (Class A)                                           900                        8,424  (a)

Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.                                             1,050                       77,217
CSX Corp.                                                                      1,500                       51,945
Norfolk Southern Corp.                                                         1,400                       52,738
Ryder System, Inc.                                                               200                        5,584
Union Pacific Corp.                                                            1,890                       98,393
                                                                                                          285,877

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc.                                                   2,400                        9,288  (a)
Altera Corp.                                                                   1,000                       16,280
Analog Devices, Inc.                                                           1,100                       27,258
Applied Materials, Inc.                                                        4,900                       53,753
Broadcom Corp. (Class A)                                                       1,700                       42,143  (a)
Intel Corp.                                                                   20,800                      344,240  (h)
Kla-Tencor Corp.                                                                 600                       15,150
Linear Technology Corp.                                                          800                       18,680
LSI Corp.                                                                      2,500                       11,400  (a)
MEMC Electronic Materials, Inc.                                                  900                       16,029  (a)
Microchip Technology Inc.                                                        700                       15,785
Micron Technology, Inc.                                                        3,000                       15,180  (a)
National Semiconductor Corp.                                                     800                       10,040
Novellus Systems, Inc.                                                           400                        6,680  (a)
Nvidia Corp.                                                                   2,100                       23,709  (a)
Teradyne, Inc.                                                                   700                        4,802  (a)
Texas Instruments Inc.                                                         4,700                      100,110
Xilinx, Inc.                                                                   1,000                       20,460
                                                                                                          750,987

Software - 4.2%
Adobe Systems Inc.                                                             1,900                       53,770  (a)
Autodesk, Inc.                                                                   900                       17,082  (a)
BMC Software, Inc.                                                               700                       23,653  (a)
CA, Inc.                                                                       1,450                       25,274
Citrix Systems, Inc.                                                             700                       22,323  (a)
Compuware Corp.                                                                1,000                        6,860  (a)
Electronic Arts, Inc.                                                          1,200                       26,064  (a)
Intuit, Inc.                                                                   1,200                       33,792  (a)
McAfee, Inc.                                                                     600                       25,314  (a)
Microsoft Corp.                                                               28,400                      675,068  (h)
Novell, Inc.                                                                   1,400                        6,342  (a)
Oracle Corp.                                                                  14,207                      304,314
Salesforce.com, Inc.                                                             400                       15,268  (a)
Symantec Corp.                                                                 3,059                       47,598  (a)
                                                                                                        1,282,722

Specialty Retail - 1.9%
Abercrombie & Fitch Co. (Class A)                                                300                        7,617
AutoNation, Inc.                                                                 468                        8,120  (a)
AutoZone, Inc.                                                                   150                       22,666  (a)
Bed Bath & Beyond, Inc.                                                        1,000                       30,750  (a)
Best Buy Company Inc.                                                          1,250                       41,863
GameStop Corp. (Class A)                                                         600                       13,206  (a)
Home Depot, Inc.                                                               6,300                      148,869
Lowe's Companies, Inc.                                                         5,500                      106,755
Ltd Brands, Inc.                                                               1,026                       12,281
Office Depot, Inc.                                                             1,100                        5,016  (a)
O'Reilly Automotive, Inc.                                                        500                       19,040  (a)
RadioShack Corp.                                                                 500                        6,980
Staples, Inc.                                                                  2,650                       53,451
The Gap Inc.                                                                   1,662                       27,257
The Sherwin-Williams Co.                                                         400                       21,500
Tiffany & Co.                                                                    500                       12,680
TJX Companies, Inc.                                                            1,500                       47,190
                                                                                                          585,241

Textiles Apparel & Luxury Goods - 0.4%
Coach, Inc.                                                                    1,200                       32,256
NIKE, Inc. (Class B)                                                           1,400                       72,492
Polo Ralph Lauren Corp. (Class A)                                                200                       10,708
VF Corp.                                                                         300                       16,605
                                                                                                          132,061

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.                                                      1,900                       25,251
People's United Financial, Inc.                                                1,200                       18,048
                                                                                                           43,299

Tobacco - 1.7%
Altria Group, Inc.                                                             7,700                      126,203  (h)
Lorillard, Inc.                                                                  616                       41,746
Philip Morris International Inc.                                               7,300                      318,426
Reynolds American Inc.                                                           600                       23,172
                                                                                                          509,547

Trading Companies & Distributors - 0.1%
Fastenal Co.                                                                     500                       16,585
WW Grainger, Inc.                                                                250                       20,470
                                                                                                           37,055

Wireless Telecommunication Services - 0.4%
American Tower Corp. (Class A)                                                 1,500                       47,295  (a)
MetroPCS Communications, Inc.                                                    900                       11,979  (a)
Sprint Nextel Corp. (Series 1)                                                10,301                       49,548  (a)
                                                                                                          108,822

Total Common Stock                                                                                     29,941,317
(Cost $43,143,981)


------------------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.1%
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                        25,024 (j)
(Cost $45,499)

Total Investments in Securities                                                                        29,966,341
(Cost $43,189,480)


------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 2.3%
------------------------------------------------------------------------------------------------------------------------------------

Short-Term Investments - 2.0%
GE Money Market Fund Institutional Class                                                                  611,012 (d,m)
0.28%

                                                                        Principal Amount
------------------------------------------------------------------------------------------------------------------------------------
Money Market Obligation Trust
0.45%                                          12/31/30                     $ 10,684                       10,684 (p)

U.S. Government - 0.3%
U.S. Treasury Bill
0.12%                                          07/02/09                       25,000                       25,000 (d)
0.20%                                          10/09/09                       50,000                       49,984 (d)
                                                                                                           74,984

Total Short-Term Investments                                                                              696,680
(Cost $696,676)

Total Investments                                                                                      30,663,021
(Cost $43,886,156)

Other Assets and Liabilities, net - 0.0%*                                                                   6,958


                                                                                                  ----------------
NET ASSETS  - 100.0%                                                                                  $30,669,979
                                                                                                  ================




------------------------------------------------------------------------------------------------------------------------------------
Other Information
------------------------------------------------------------------------------------------------------------------------------------

The GE Institutional S&P 500 Index had the following long futures contracts open at June 30, 2009 (unaudited);

                                                     Number of       Current Notional     Unrealized Appreciation/
    Description                 Expiration date      Contracts           Value                (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 E Mini Index Futures     9/18/2009              15             $686,625                 $ (16,958)


                       GE Institutional Core Value Equity

               Schedule of Investments - June 30, 2009 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                       Number of
                                                                        Shares                            Value

Common Stock - 97.0%
------------------------------------------------------------------------------------------------------------------------------------

Aerospace & Defense - 2.4%
Honeywell International Inc.                                            23,657                         $ 742,830
ITT Corp.                                                               21,968                           977,576
Rockwell Collins, Inc.                                                  20,277                           846,159
                                                                                                       2,566,565

Automobiles - 0.2%
Toyota Motor Corp. ADR                                                   2,366                           178,704

Beverages - 4.8%
Molson Coors Brewing Co. (Class B)                                      15,209                           643,797
Pepsi Bottling Group, Inc.                                              47,990                         1,623,982
PepsiCo, Inc.                                                           51,707                         2,841,817 (h)
                                                                                                       5,109,596

Biotechnology - 1.8%
Amgen Inc.                                                              35,824                         1,896,523 (a)

Capital Markets - 7.0%
Ameriprise Financial, Inc.                                              45,702                         1,109,188
Morgan Stanley                                                          32,106                           915,342
State Street Corp.                                                      43,936                         2,073,779 (e)
The Bank of New York Mellon Corp.                                       64,212                         1,882,054
The Charles Schwab Corp.                                                40,555                           711,335
The Goldman Sachs Group, Inc                                             5,069                           747,373
                                                                                                       7,439,071

Chemicals - 0.7%
Potash Corp of Saskatchewan Inc.                                         8,450                           786,272

Commercial Banks - 1.2%
US Bancorp                                                              28,727                           514,788
Wells Fargo & Co.                                                       33,796                           819,891
                                                                                                       1,334,679

Communications Equipment - 1.0%
Cisco Systems, Inc.                                                     54,369                         1,013,438 (a,h)

Computers & Peripherals - 4.4%
Hewlett-Packard Co.                                                     62,186                         2,403,489
International Business Machines Corp.                                   22,305                         2,329,088 (h)
                                                                                                       4,732,577

Diversified Financial Services - 3.2%
Bank of America Corp.                                                   67,590                           892,188
JPMorgan Chase & Co.                                                    74,351                         2,536,113
                                                                                                       3,428,301

Diversified Telecommunication Services - 2.9%
AT&T Inc.                                                               76,041                         1,888,858
Verizon Communications Inc.                                             38,526                         1,183,904
                                                                                                       3,072,762

Electric Utilities - 2.1%
American Electric Power Comapny Inc.                                    12,166                           351,476
Edison International                                                    45,960                         1,445,902
Entergy Corp.                                                            5,070                           393,026
                                                                                                       2,190,404

Electrical Equipment - 1.3%
ABB Ltd. ADR                                                            87,869                         1,386,573

Electronic Equipment, Instruments & Components - 0.9%
Corning Inc.                                                            58,129                           933,552

Energy Equipment & Services - 4.4%
Halliburton Co.                                                         57,453                         1,189,277
National Oilwell Varco, Inc.                                            15,884                           518,771 (a)
Schlumberger Ltd.                                                       23,657                         1,280,080
Transocean Ltd.                                                         22,981                         1,707,258 (a)
                                                                                                       4,695,386

Food Products - 3.1%
Archer-Daniels-Midland Co.                                              12,842                           343,780
Kraft Foods Inc. (Class A)                                              40,557                         1,027,714
McCormick & Company Inc.                                                38,528                         1,253,316
Nestle S.A. ADR                                                         16,897                           635,665
                                                                                                       3,260,475

Healthcare Equipment & Supplies - 2.6%
Becton Dickinson & Co.                                                   8,720                           621,823
Boston Scientific Corp.                                                126,733                         1,285,073 (a)
Covidien Plc                                                            23,723                           888,189
                                                                                                       2,795,085

Healthcare Providers & Services - 1.8%
Cardinal Health, Inc.                                                   46,639                         1,424,821
McKesson Corp.                                                          10,140                           446,160
                                                                                                       1,870,981

Household Products - 1.4%
Clorox Co.                                                               5,068                           282,946
Kimberly-Clark Corp.                                                    13,518                           708,749
The Procter & Gamble Co.                                                10,138                           518,052
                                                                                                       1,509,747

Insurance - 5.9%
ACE Ltd.                                                                37,175                         1,644,250
AON Corp.                                                               22,305                           844,690
Chubb Corp.                                                              6,757                           269,469
MetLife, Inc.                                                           46,300                         1,389,463
PartnerRe Ltd.                                                           6,760                           439,062
Principal Financial Group, Inc.                                          5,407                           101,868
Prudential Financial, Inc.                                              23,249                           865,328
The Travelers Companies, Inc.                                           18,598                           763,262
                                                                                                       6,317,392

IT Services - 2.4%
Affiliated Computer Services, Inc. (Class A)                            22,981                         1,020,816 (a)
The Western Union Co.                                                   94,628                         1,551,899
                                                                                                       2,572,715

Life Sciences Tools & Services - 0.9%
Life Technologies Corp.                                                 17,913                           747,330 (a)
Thermo Fisher Scientific, Inc.                                           5,745                           234,224 (a)
                                                                                                         981,554

Machinery - 1.7%
Deere & Co.                                                             27,487                         1,098,106
Eaton Corp.                                                             15,546                           693,507 (h)
                                                                                                       1,791,613

Media - 6.6%
Comcast Corp. (Class A)                                                 94,627                         1,334,241
Omnicom Group Inc.                                                      67,592                         2,134,555
The Walt Disney Co.                                                     28,726                           670,178
Time Warner Inc.                                                       104,092                         2,622,077
Viacom, Inc. (Class B)                                                  10,138                           230,133 (a)
                                                                                                       6,991,184

Metals & Mining - 3.3%
Allegheny Technologies Inc.                                             26,022                           908,948
Barrick Gold Corp.                                                      20,276                           680,260
Freeport-McMoRan Copper & Gold Inc.                                     38,189                         1,913,651
                                                                                                       3,502,859

Multiline Retail - 0.3%
Target Corp.                                                             7,436                           293,499

Multi-Utilities - 1.3%
Dominion Resources, Inc.                                                40,554                         1,355,315

Oil, Gas & Consumable Fuels - 9.1%
Apache Corp.                                                            12,505                           902,236
Chevron Corp.                                                           14,534                           962,878
Devon Energy Corp.                                                      20,279                         1,105,206
Exxon Mobil Corp.                                                       49,536                         3,463,062 (h)
Hess Corp.                                                               6,083                           326,961
Marathon Oil Corp.                                                      60,832                         1,832,868
Occidental Petroleum Corp.                                              16,898                         1,112,057
                                                                                                       9,705,268

Paper & Forest Products - 0.4%
Weyerhaeuser Co.                                                        13,519                           411,383

Personal Products - 0.3%
Avon Products, Inc.                                                      6,760                           174,273
The Estee Lauder Companies Inc. (Class A)                                5,743                           187,624
                                                                                                         361,897

Pharmaceuticals - 4.2%
Abbott Laboratories                                                     10,138                           476,892
Bristol-Myers Squibb Co.                                                77,730                         1,578,696
Merck & Company Inc.                                                    10,137                           283,431
Pfizer Inc.                                                             31,089                           466,335
Wyeth                                                                   36,246                         1,645,206
                                                                                                       4,450,560

Road & Rail - 0.8%
Union Pacific Corp.                                                     16,223                           844,569

Semiconductors & Semiconductor Equipment - 4.6%
Intel Corp.                                                            134,168                         2,220,480
Kla-Tencor Corp.                                                        19,633                           495,733
Lam Research Corp.                                                      25,346                           658,996 (a)
MEMC Electronic Materials, Inc.                                          6,758                           120,360 (a)
Microchip Technology Inc.                                               25,347                           571,575
Taiwan Semiconductor Manufacturing Company Ltd. ADR                     23,656                           222,603
Texas Instruments Inc.                                                  28,725                           611,843
                                                                                                       4,901,590

Software - 4.5%
Microsoft Corp.                                                        165,599                         3,936,288 (h)
Oracle Corp.                                                            40,555                           868,688 (h)
                                                                                                       4,804,976

Specialty Retail - 1.2%
Bed Bath & Beyond, Inc.                                                 28,726                           883,325 (a)
Lowe's Companies, Inc.                                                  23,657                           459,182
                                                                                                       1,342,507

Tobacco - 1.8%
Altria Group, Inc.                                                      10,137                           166,145
Philip Morris International Inc.                                        40,893                         1,783,753
                                                                                                       1,949,898

Wireless Telecommunication Services - 0.6%
American Tower Corp. (Class A)                                          20,280                           639,428 (a)

Total Common Stock                                                                                   103,418,898
(Cost $104,838,432)


------------------------------------------------------------------------------------------------------------------------------------
Exchange Traded Funds - 1.8%
------------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                       35,608                           426,228 (l)
Industrial Select Sector SPDR Fund                                      64,225                         1,410,381 (h,l)

Total Exchange Traded Funds                                                                            1,836,609
(Cost $2,569,870)

------------------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                       17,967 (j)
(Cost $32,668)

Total Investments in Securities                                                                      105,273,474
(Cost $ 107,440,970)

------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 0.8%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.28%                                                                                                    843,027 (d,m)
(Cost $843,027)

Total Investments                                                                                    106,116,501
(Cost $108,283,997)

Other Assets and Liabilities, net - 0.4%                                                                 449,236


                                                                                                -----------------
NET ASSETS - 100.0%                                                                                  106,565,737
                                                                                                =================



------------------------------------------------------------------------------------------------------------------------------------
Other Information
------------------------------------------------------------------------------------------------------------------------------------

The GE Institutional Premier Growth Equity Fund had the following long futures contracts open at June 30, 2009 (unaudited):



                                                 Number of       Current Notional     Unrealized Appreciation/
    Description             Expiration date      Contracts          Value                  (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures        9/17/2009              1              $ 228,875                 $ 1,950

                        GE Institutional Small-Cap Equity

               Schedule of Investments - June 30, 2009 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                             Number of
                                                                               Shares                          Value

Common Stock - 91.7%
------------------------------------------------------------------------------------------------------------------------------------

Aerospace & Defense - 1.6%
Applied Signal Technology, Inc.                                                23,600                      $ 602,036
DynCorp International, Inc. (Class A)                                          31,400                        527,206 (a)
Esterline Technologies Corp.                                                   23,434                        634,358 (a)
Hexcel Corp.                                                                   46,800                        446,004 (a)
Stanley, Inc.                                                                  34,404                      1,131,204 (a)
Teledyne Technologies Inc.                                                    124,700                      4,083,925 (a)
Triumph Group, Inc.                                                             9,900                        396,000
                                                                                                           7,820,733

Air Freight & Logistics - 0.4%
Forward Air Corp.                                                              50,573                      1,078,216
UTi Worldwide, Inc.                                                            97,000                      1,105,800
                                                                                                           2,184,016

Airlines - 0.1%
Hawaiian Holdings, Inc.                                                        61,700                        371,434 (a)

Auto Components - 0.3%
Wonder Auto Technology, Inc.                                                  135,307                      1,370,660 (a)

Biotechnology - 1.0%
Alexion Pharmaceuticals, Inc.                                                  10,000                        411,200 (a)
Alkermes, Inc.                                                                 75,183                        813,480 (a)
Cubist Pharmaceuticals, Inc.                                                   43,197                        791,801 (a)
Emergent Biosolutions, Inc.                                                    27,700                        396,941 (a)
Martek Biosciences Corp.                                                       49,370                      1,044,175
Myriad Genetics, Inc.                                                          13,200                        470,580 (a)
Myriad Pharmaceuticals, Inc.                                                    3,300                         15,345 (a)
OSI Pharmaceuticals, Inc.                                                       9,466                        267,225 (a)
PDL BioPharma, Inc.                                                            77,073                        608,877
                                                                                                           4,819,624

Building Products - 0.1%
Ameron International Corp.                                                      4,500                        301,680
Apogee Enterprises, Inc.                                                       17,000                        209,100
                                                                                                             510,780

Capital Markets - 1.5%
Affiliated Managers Group Inc.                                                 38,190                      2,222,276 (a)
GFI Group Inc.                                                                264,800                      1,784,752
Raymond James Financial, Inc.                                                 126,400                      2,175,344
Waddell & Reed Financial, Inc. (Class A)                                       48,500                      1,278,944
                                                                                                           7,461,316

Chemicals - 2.2%
Arch Chemicals, Inc.                                                           93,587                      2,301,304
Koppers Holdings Inc.                                                          78,200                      2,062,134
NewMarket Corp.                                                                17,975                      1,210,257
Sensient Technologies Corp.                                                   246,800                      5,570,276
                                                                                                          11,143,971

Commercial Banks - 2.2%
Cullen/Frost Bankers, Inc.                                                     88,200                      4,067,784
Fulton Financial Corp.                                                        142,600                        742,946
Sandy Spring Bancorp, Inc.                                                     49,173                        722,843
Sterling Bancorp                                                               71,188                        594,420
SVB Financial Group                                                            84,500                      2,300,090 (a)
Westamerica Bancorporation                                                     52,900                      2,624,369
                                                                                                          11,052,452

Commercial Services & Supplies - 3.2%
ABM Industries Inc.                                                           186,500                      3,370,055
American Reprographics Co.                                                     64,000                        532,480 (a)
Bowne & Company Inc.                                                           86,200                        561,162
Copart, Inc.                                                                   43,500                      1,508,145 (a)
Healthcare Services Group, Inc.                                               157,000                      2,807,160
Herman Miller, Inc.                                                            51,500                        790,010
Ritchie Bros Auctioneers Inc.                                                  73,000                      1,711,850
Schawk, Inc. (Class A)                                                         73,000                        548,230
SYKES Enterprises, Inc.                                                        28,300                        511,947 (a)
Waste Connections, Inc.                                                       158,000                      4,093,780 (a)
                                                                                                          16,434,819

Communications Equipment - 1.5%
BigBand Networks, Inc.                                                        105,400                        544,918 (a)
Cogo Group, Inc.                                                               78,426                        468,203 (a)
CommScope, Inc.                                                               100,900                      2,649,634 (a)
Comtech Telecommunications Corp.                                               12,081                        385,142 (a)
Digi International Inc.                                                        43,700                        426,075 (a)
Oplink Communications, Inc.                                                    33,300                        379,620 (a)
PC-Tel Inc.                                                                   100,768                        539,109 (a)
Starent Networks Corp.                                                         48,599                      1,186,302 (a)
Viasat, Inc.                                                                   41,858                      1,073,239 (a)
                                                                                                           7,652,242

Computers & Peripherals - 0.2%
Cray Inc.                                                                      72,100                        568,148 (a)
Super Micro Computer, Inc.                                                     37,534                        287,510 (a)
                                                                                                             855,658

Construction & Engineering - 1.4%
Aecom Technology Corp.                                                         28,500                        912,000 (a)
Chicago Bridge & Iron Company N.V.                                            164,300                      2,037,320
Michael Baker Corp.                                                            17,378                        736,132 (a)
Quanta Services, Inc.                                                          48,800                      1,128,744 (a)
URS Corp.                                                                      45,475                      2,251,922 (a)
                                                                                                           7,066,118

Consumer Finance - 0.2%
Cash America International, Inc.                                               14,700                        343,833
Ezcorp, Inc. (Class A)                                                         36,200                        390,236 (a)
First Cash Financial Services, Inc.                                            25,100                        439,752 (a)
                                                                                                           1,173,821

Containers & Packaging - 1.4%
AEP Industries, Inc.                                                           14,301                        377,403 (a)
Aptargroup, Inc.                                                              109,500                      3,697,815
Greif, Inc. (Class A)                                                          17,700                        782,694
Packaging Corporation of America                                              120,600                      1,953,720
Rock-Tenn Co. (Class A)                                                        13,700                        522,792
                                                                                                           7,334,424

Distributors - 1.0%
LKQ Corp.                                                                     301,100                      4,953,095 (a)

Diversified Consumer Services - 1.3%
Brink's Home Security Holdings, Inc.                                           48,850                      1,382,943 (a)
K12, Inc.                                                                      63,500                      1,368,425 (a)
Matthews International Corp. (Class A)                                         61,000                      1,898,320
Pre-Paid Legal Services, Inc.                                                   7,000                        305,130 (a)
Stewart Enterprises, Inc. (Class A)                                           242,500                      1,168,850
Universal Technical Institute, Inc.                                            42,100                        628,553 (a)
                                                                                                           6,752,221

Diversified Financial Services - 0.2%
MSCI Inc. (Class A)                                                            48,500                      1,185,340 (a)

Diversified Telecommunication Services - 0.1%
Alaska Communications Systems Group Inc.                                       45,899                        335,981
tw telecom inc. (Class A)                                                      33,600                        345,072 (a)
                                                                                                             681,053

Electric Utilities - 0.7%
IDACORP, Inc.                                                                 143,600                      3,753,704

Electrical Equipment - 0.9%
Baldor Electric Co.                                                            76,400                      1,817,556
Brady Corp. (Class A)                                                          36,500                        916,880
Woodward Governor Co.                                                          81,900                      1,621,620
                                                                                                           4,356,056

Electronic Equipment, Instruments & Components - 1.6%
Benchmark Electronics, Inc.                                                    62,766                        903,830 (a)
CPI International, Inc.                                                        43,787                        380,509 (a)
FARO Technologies, Inc.                                                        69,600                      1,080,888 (a)
National Instruments Corp.                                                    121,500                      2,741,040
Newport Corp.                                                                 250,644                      1,451,229 (a)
Trimble Navigation Ltd.                                                        73,000                      1,432,990 (a)
                                                                                                           7,990,486

Energy Equipment & Services - 3.3%
Cal Dive International, Inc.                                                   60,100                        518,663 (a)
Dril-Quip, Inc.                                                               114,900                      4,377,690 (a)
Geokinetics Inc.                                                               23,600                        322,140 (a)
Gulf Island Fabrication, Inc.                                                  15,400                        243,782
Gulfmark Offshore, Inc.                                                        14,700                        405,720 (a)
Oceaneering International, Inc.                                                48,500                      2,192,200 (a)
Oil States International, Inc.                                                194,000                      4,696,740 (a)
Parker Drilling Company.                                                       77,300                        335,482 (a)
PHI, Inc.                                                                      26,857                        460,329 (a)
Pioneer Drilling Co.                                                          165,700                        793,703 (a)
Superior Energy Services, Inc.                                                 97,000                      1,675,190 (a)
T-3 Energy Services Inc.                                                       23,836                        283,887 (a)
Union Drilling, Inc.                                                           35,100                        232,362 (a)
                                                                                                          16,537,888

Food & Staples Retailing - 0.2%
Spartan Stores, Inc.                                                           81,900                      1,016,379

Food Products - 3.8%
Cal-Maine Foods, Inc.                                                          12,600                        314,496
Darling International Inc,                                                    371,200                      2,449,920 (a)
Del Monte Foods Co.                                                           375,430                      3,521,533
Lancaster Colony Corp.                                                         33,200                      1,463,124
Lance, Inc.                                                                    88,500                      2,047,005
Ralcorp Holdings, Inc.                                                         60,900                      3,710,028 (a)
Smithfield Foods, Inc.                                                        245,548                      3,430,306 (a)
The Hain Celestial Group, Inc.                                                146,000                      2,279,060 (a)
                                                                                                          19,215,472

Healthcare Equipment & Supplies - 5.3%
American Medical Systems Holdings, Inc.                                       200,600                      3,169,480 (a)
Angiodynamics, Inc.                                                            71,700                        951,459 (a)
Conmed Corp.                                                                   23,157                        359,397 (a)
ev3, Inc.                                                                      97,000                      1,039,840 (a)
Gen-Probe Inc.                                                                 31,500                      1,353,870 (a)
Greatbatch, Inc.                                                               36,500                        825,265 (a)
Haemonetics Corp.                                                              14,113                        804,441 (a)
Immucor, Inc.                                                                  97,900                      1,347,104 (a)
Integra LifeSciences Holdings Corp.                                            85,000                      2,253,350 (a)
Masimo Corp.                                                                   48,500                      1,169,335 (a)
Medical Action Industries, Inc.                                               221,704                      2,538,511 (a)
Meridian Bioscience, Inc.                                                     109,500                      2,472,510
NuVasive, Inc.                                                                 24,500                      1,092,700 (a)
SonoSite, Inc.                                                                 49,500                        992,970 (a)
STERIS Corp.                                                                   21,062                        549,297
SurModics, Inc.                                                                36,500                        825,995 (a)
Teleflex Inc.                                                                  31,500                      1,412,145
Thoratec Corp.                                                                 35,700                        956,046 (a)
West Pharmaceutical Services, Inc.                                             78,900                      2,749,665
Zoll Medical Corp.                                                              8,200                        158,588 (a)
                                                                                                          27,021,968

Healthcare Providers & Services - 6.4%
Amedisys, Inc.                                                                 23,759                        784,522 (a)
AMN Healthcare Services, Inc.                                                 140,526                        896,556 (a)
Bio-Reference Laboratories, Inc.                                               92,600                      2,927,086 (a)
Chemed Corp.                                                                   19,430                        767,096
Corvel Corp.                                                                    5,305                        120,795 (a)
Genoptix, Inc.                                                                 12,300                        393,477 (a)
Gentiva Health Services, Inc.                                                  23,500                        386,810 (a)
Healthways, Inc.                                                              164,474                      2,212,175 (a)
HMS Holdings Corp.                                                            144,100                      5,867,752 (a)
inVentiv Health, Inc.                                                         125,800                      1,702,074 (a)
IPC The Hospitalist Company, Inc.                                              22,000                        587,180 (a)
Mednax, Inc.                                                                  116,800                      4,920,784 (a)
Molina Healthcare, Inc.                                                       157,700                      3,772,184 (a)
National Healthcare Corp.                                                       7,071                        268,274
Owens & Minor, Inc.                                                            87,100                      3,816,722
Sun Healthcare Group, Inc.                                                    167,282                      1,411,860 (a)
VCA Antech, Inc.                                                               61,000                      1,628,700 (a)
                                                                                                          32,464,047

Healthcare Technology - 1.5%
athenahealth, Inc.                                                             36,500                      1,350,865 (a)
Computer Programs & Systems, Inc.                                             104,900                      4,018,719
Eclipsys Corp.                                                                 14,556                        258,806 (a)
MedAssets, Inc.                                                                80,000                      1,556,000 (a)
Phase Forward Inc.                                                             43,210                        652,903 (a)
                                                                                                           7,837,293

Hotels Restaurants & Leisure - 1.1%
Bally Technologies, Inc.                                                       12,200                        365,024 (a)
Cracker Barrel Old Country Store, Inc.                                         86,100                      2,402,190
Denny's Corp.                                                                 361,251                        776,690 (a)
Dover Downs Gaming & Entertainment, Inc.                                       81,800                        380,370
Shuffle Master, Inc.                                                          101,300                        669,593 (a)
Wendy's/Arby's Group, Inc.                                                    272,653                      1,090,612
                                                                                                           5,684,479

Household Durables - 0.9%
Jarden Corp.                                                                  225,800                      4,233,750 (a)
Tupperware Brands Corp.                                                        13,100                        340,862
                                                                                                           4,574,612

Household Products - 0.4%
WD-40 Co.                                                                      73,000                      2,117,000

Insurance - 3.9%
Alleghany Corp.                                                                 5,800                      1,571,800 (a)
Allied World Assurance Company Holdings Ltd.                                   60,500                      2,470,215
Amtrust Financial Services, Inc.                                               19,500                        222,300
Argo Group International Holdings Ltd.                                         78,100                      2,203,982 (a)
Arthur J Gallagher & Co.                                                       97,500                      2,080,650
First Mercury Financial Corp.                                                 119,500                      1,645,515 (a)
HCC Insurance Holdings, Inc.                                                  235,100                      5,644,751
National Interstate Corp.                                                      55,500                        842,490
Navigators Group, Inc.                                                         61,000                      2,710,230 (a)
Tower Group, Inc.                                                              13,900                        344,442
                                                                                                          19,736,375

Internet & Catalog Retail - 0.2%
priceline.com Inc.                                                              9,900                      1,104,345 (a)

Internet Software & Services - 1.5%
Art Technology Group, Inc.                                                     94,100                        357,580 (a)
AsiaInfo Holdings, Inc.                                                        31,300                        538,673 (a)
comScore, Inc.                                                                 73,000                        972,360 (a)
Constant Contact, Inc.                                                         61,000                      1,210,240 (a)
j2 Global Communications, Inc.                                                 37,922                        855,520 (a)
NIC Inc.                                                                      121,500                        822,555
Omniture, Inc.                                                                 85,000                      1,067,600 (a)
S1 Corp.                                                                       61,900                        427,110 (a)
Vocus, Inc.                                                                    61,000                      1,205,360 (a)
                                                                                                           7,456,998

IT Services - 2.3%
CACI International Inc. (Class A)                                              11,800                        503,978 (a)
CSG Systems International, Inc.                                                17,366                        229,926 (a)
Euronet Worldwide, Inc.                                                        97,000                      1,880,830 (a)
Global Cash Access Holdings, Inc.                                             320,200                      2,548,792 (a)
iGate Corp.                                                                   119,358                        790,150
NeuStar, Inc. (Class A)                                                        73,000                      1,617,680 (a)
RightNow Technologies, Inc.                                                    56,300                        664,340 (a)
Sapient Corp.                                                                  89,178                        560,930 (a)
SRA International Inc. (Class A)                                               23,800                        417,928 (a)
VeriFone Holdings, Inc.                                                        53,200                        399,532 (a)
Virtusa Corp.                                                                  77,628                        623,353 (a)
Wright Express Corp.                                                           48,500                      1,235,295 (a)
                                                                                                          11,472,734

Leisure Equipment & Products - 0.5%
Polaris Industries, Inc.                                                       71,700                      2,303,004

Life Sciences Tools & Services - 4.2%
Bio-Rad Laboratories, Inc  (Class A)                                           43,200                      3,260,736 (a)
Bruker Corp.                                                                  265,318                      2,456,845 (a)
Cambrex Corp.                                                                  47,784                        196,870 (a)
Dionex Corp.                                                                   24,600                      1,501,338 (a)
ICON PLC ADR                                                                  161,100                      3,476,538 (a)
Luminex Corp.                                                                  63,500                      1,177,290 (a)
Mettler-Toledo International, Inc.                                             36,500                      2,815,975 (a)
Techne Corp.                                                                   31,500                      2,010,015
Varian, Inc.                                                                  115,200                      4,542,336 (a)
                                                                                                          21,437,943

Machinery - 5.3%
AGCO Corp.                                                                     87,925                      2,555,980 (a)
Cascade Corp.                                                                  83,060                      1,306,534
Chart Industries, Inc.                                                         28,285                        514,221 (a)
CLARCOR, Inc.                                                                  87,500                      2,554,125
Flowserve Corp.                                                                18,350                      1,281,014
Harsco Corp.                                                                   63,900                      1,808,370
IDEX Corp.                                                                    134,000                      3,292,380
Kaydon Corp.                                                                   73,000                      2,376,880
Kennametal, Inc.                                                               48,500                        930,230
Lincoln Electric Holdings, Inc.                                                24,500                        882,980
Mueller Industries, Inc.                                                       56,700                      1,179,360
Nordson Corp.                                                                  51,275                      1,982,292
Pall Corp.                                                                     60,500                      1,606,880
RBC Bearings Inc.                                                              73,000                      1,492,850 (a)
Timken Co.                                                                     76,625                      1,308,755
Trinity Industries, Inc.                                                      149,400                      2,034,828
                                                                                                          27,107,679

Media - 3.1%
Arbitron, Inc.                                                                167,700                      2,664,753
Interactive Data Corp.                                                        275,600                      6,377,384
John Wiley & Sons, Inc. (Class A)                                             130,400                      4,335,800
Morningstar, Inc.                                                              53,000                      2,185,190 (a)
                                                                                                          15,563,127

Metals & Mining - 1.3%
Commercial Metals Co.                                                         143,300                      2,297,099
Compass Minerals International, Inc.                                           80,500                      4,420,255
                                                                                                           6,717,354

Multi-Utilities - 0.4%
OGE Energy Corp.                                                               80,450                      2,278,344

Office Electronics - 0.3%
Zebra Technologies Corp. (Class A)                                             64,200                      1,518,972 (a)

Oil, Gas & Consumable Fuels - 2.9%
Comstock Resources, Inc.                                                       37,000                      1,222,850 (a)
CVR Energy, Inc.                                                               56,680                        415,464 (a)
Encore Acquisition Co.                                                         60,500                      1,866,425 (a)
Goodrich Petroleum Corp.                                                       48,500                      1,192,615 (a)
James River Coal Co.                                                          116,900                      1,768,697 (a)
Plains Exploration & Production Co.                                            74,000                      2,024,640 (a)
Ship Finance International Ltd.                                                34,100                        376,123
St Mary Land & Exploration Co.                                                119,400                      2,491,878
USEC Inc.                                                                     318,175                      1,692,691 (a)
Whiting Petroleum Corp.                                                        49,000                      1,722,840 (a)
                                                                                                          14,774,223

Personal Products - 1.7%
Alberto-Culver Co.                                                            146,000                      3,712,780
American Oriental Bioengineering, Inc.                                        122,067                        645,734 (a)
Bare Escentuals, Inc.                                                         121,500                      1,077,705 (a)
Chattem, Inc.                                                                  48,500                      3,302,850 (a)
                                                                                                           8,739,069

Pharmaceuticals - 0.2%
Caraco Pharmaceutical Laboratories Ltd.                                        93,400                        286,738 (a)
Noven Pharmaceuticals, Inc.                                                    37,900                        541,970 (a)
The Medicines Co.                                                              50,673                        425,146 (a)
                                                                                                           1,253,854

Professional Services - 0.9%
Administaff, Inc.                                                              53,500                      1,244,945
CoStar Group, Inc.                                                             36,500                      1,455,255 (a)
First Advantage Corp. (Class A)                                                38,900                        591,669 (a)
HIS, Inc. (Class A)                                                            24,000                      1,196,880 (a)
                                                                                                           4,488,749

Real Estate Investment Trusts (REIT's) - 3.1%
BioMed Realty Trust, Inc. (REIT)                                              260,400                      2,663,892
Digital Realty Trust, Inc. (REIT)                                             101,600                      3,642,360
DuPont Fabros Technology, Inc. (REIT)                                          81,500                        767,730
Healthcare Realty Trust Inc. (REIT)                                           182,000                      3,063,060
Omega Healthcare Investors, Inc. (REIT)                                       345,300                      5,359,056
                                                                                                          15,496,098

Real Estate Management & Development - 0.2%
FirstService Corp.                                                             73,000                        863,590 (a)

Road & Rail - 2.0%
Genesee & Wyoming Inc. (Class A)                                              196,900                      5,219,819 (a)
Landstar System, Inc.                                                          36,500                      1,310,715
Old Dominion Freight Line, Inc.                                               106,500                      3,575,205 (a)
                                                                                                          10,105,739

Semiconductors & Semiconductor Equipment - 1.9%
Ceva, Inc.                                                                     37,270                        323,504 (a)
Hittite Microwave Corp.                                                        25,000                        868,750 (a)
IXYS Corp.                                                                     95,824                        969,739
Microsemi Corp.                                                               134,200                      1,851,960 (a)
Rudolph Technologies, Inc.                                                    212,300                      1,171,896 (a)
Semtech Corp.                                                                 178,700                      2,843,117 (a)
Tessera Technologies, Inc.                                                     16,600                        419,814 (a)
Varian Semiconductor Equipment Associates, Inc.                                46,400                      1,113,136 (a)
                                                                                                           9,561,916

Software - 5.2%
ACI Worldwide, Inc.                                                            52,400                        731,504 (a)
Actuate Corp.                                                                 126,600                        605,148 (a)
Blackbaud, Inc.                                                               254,400                      3,955,920
Blackboard Inc.                                                                53,500                      1,544,010 (a)
Concur Technologies, Inc.                                                      68,500                      2,128,980 (a)
Deltek, Inc.                                                                   78,700                        341,558 (a)
Factset Research Systems, Inc.                                                 31,500                      1,570,905
Interactive Intelligence, Inc.                                                 59,500                        729,470 (a)
Jack Henry & Associates, Inc.                                                  73,000                      1,514,750
Kenexa Corp.                                                                   58,600                        678,002 (a)
Micros Systems Inc.                                                           146,300                      3,704,316 (a)
NetSuite, Inc.                                                                 85,000                      1,003,850 (a)
Parametric Technology Corp.                                                   245,700                      2,872,233 (a)
Pegasystems Inc.                                                               35,600                        939,128
Solera Holdings, Inc.                                                          75,000                      1,905,000 (a)
Symyx Technologies                                                            112,900                        660,465 (a)
Ultimate Software Group, Inc.                                                  55,800                      1,352,592 (a)
                                                                                                          26,237,831

Specialty Retail - 3.5%
Aaron Rents, Inc. (Class B)                                                   149,800                      4,467,036
Aeropostale, Inc.                                                              97,400                      3,337,898 (a)
American Eagle Outfitters, Inc.                                               132,900                      1,883,193
JOS A Bank Clothiers, Inc.                                                      6,400                        220,544 (a)
Systemax Inc.                                                                  30,761                        366,364 (a)
The Buckle, Inc.                                                              123,450                      3,922,006
The Cato Corp. (Class A)                                                       30,100                        524,944
The Men's Wearhouse, Inc.                                                      14,200                        272,356
The Wet Seal Inc.  (Class A)                                                  165,473                        508,002 (a)
Tractor Supply Co.                                                             59,100                      2,442,012 (a)
                                                                                                          17,944,355

Textiles Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co.                                                        57,303                      1,771,809
Deckers Outdoor Corp.                                                           6,559                        460,901 (a)
FGX International Holdings Ltd.                                                14,700                        167,286 (a)
Fossil, Inc.                                                                   22,000                        529,760 (a)
True Religion Apparel, Inc.                                                    15,000                        334,500 (a)
Wolverine World Wide Inc.                                                      21,000                        463,260
                                                                                                           3,727,516

Trading Companies & Distributors - 0.3%
Applied Industrial Technologies, Inc.                                          48,700                        959,390
Textainer Group Holdings Ltd.                                                  32,900                        378,021
                                                                                                           1,337,411

Wireless Telecommunication Services - 0.1%
Syniverse Holdings, Inc.                                                       19,600                        314,188 (a)

Total Common Stock                                                                                       464,934,575
(Cost $562,262,683)

------------------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                           67,162 (j)
(Cost $122,112)

Total Investments in Securities                                                                          465,001,737
(Cost $562,384,795)

------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 7.6%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.28%                                                                                                     38,770,129 (d,m)
(Cost $38,770,129)

Total Investments                                                                                        503,771,866
(Cost $601,154,924)

Other Assets and Liabilities, net - 0.7%                                                                   3,545,402


                                                                                                    -----------------
NET ASSETS  - 100.0%                                                                                     50,7317,268
                                                                                                    =================



------------------------------------------------------------------------------------------------------------------------------------
Other Information
------------------------------------------------------------------------------------------------------------------------------------

The GE Institutional Small-Cap Equity Fund had the following long future contract open at June 30, 2009 (unaudited):


                                                        Number of       Current Notional     Unrealized Appreciation/
    Description                    Expiration date      Contracts          Value                  (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Mini Index Futures      9/18/2009             193             9,788,960              $ (306,728)


The GE Institutional Small-Cap Equity had the following written options open at June 30, 2009 (unaudited):

    Call Options         Expiration date    Strike price    Number of Contracts        Value
------------------------------------------------------------------------------------------------------------------------------------
HMS Holdings Corp.         9/19/2009            40              (1407)              $ (590,940)
Jarden Corp.              10/17/2009            23               (121)                  (8,470)


                                                                              -----------------
                                                                                    $ (599,410)
                                                                              =================


                      GE Institutional International Equity

               Schedule of Investments - June 30, 2009 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                        Number of
                                                                         Shares                           Value

Common Stock - 96.7%
---------------------------------------------------------------------------------------------------------------------------

Australia - 2.9%
Brambles Ltd.                                                           6,526,256                      $ 31,445,861
Paladin Energy Ltd.                                                     3,596,358                        14,333,853 (a)
Telstra Corporation Ltd.                                                3,325,839                         9,114,945
                                                                                                         54,894,659

Brazil - 2.0%
Petroleo Brasileiro S.A. ADR                                              541,258                        18,056,367
Vale S.A.                                                               1,345,553                        20,654,239
                                                                                                         38,710,606

Canada - 1.8%
Kinross Gold Corp.                                                        409,441                         7,474,189
Potash Corp of Saskatchewan Inc.                                          296,597                        27,707,264
                                                                                                         35,181,453

Chile - 0.2%
Sociedad Quimica y Minera de Chile S.A. ADR (Series B)                    130,152                         4,710,201

China - 0.5%
China Mobile Ltd.                                                         793,745                         7,947,641

Denmark - 0.4%
G4S PLC                                                                 2,304,966                         7,901,451

Finland - 1.3%
Nokia OYJ                                                               1,698,484                        24,872,040

France - 15.2%
Alstom S.A.                                                               101,147                         5,966,506
AXA S.A.                                                                  551,185                        10,352,075
BNP Paribas                                                               793,096                        51,450,186 (h)
Cie Generale d'Optique Essilor International S.A.                         509,514                        24,284,488
Credit Agricole S.A.                                                    1,920,339                        23,908,077
Danone                                                                         11                                 - (a)
GDF Suez                                                                  310,350                        11,553,196
Groupe Danone                                                             875,119                        43,182,959
Total S.A.                                                                786,754                        42,464,252
Unibail-Rodamco (REIT)                                                     34,130                         5,082,140
Veolia Environnement                                                    1,010,915                        29,762,988
Vinci S.A.                                                                381,210                        17,102,519
Vivendi                                                                 1,105,574                        26,416,751
                                                                                                        291,526,137

Germany - 7.5%
Adidas AG                                                                 248,680                         9,452,781
Bayer AG                                                                  560,165                        30,030,054
Deutsche Boerse AG                                                        149,755                        11,611,781
E.ON AG                                                                   575,365                        20,353,447 (h)
Linde AG                                                                  257,297                        21,087,256
Metro AG                                                                  356,782                        17,024,983
RWE AG                                                                     77,012                         6,058,893
Siemens AG (Regd.)                                                        403,340                        27,812,026
                                                                                                        143,431,221

Greece - 0.2%
Hellenic Telecommunications Organization S.A.                             233,283                         3,566,638

Hong Kong - 0.8%
Esprit Holdings Ltd.                                                    1,485,909                         8,330,623
Sun Hung Kai Properties Ltd.                                              624,035                         7,818,504
                                                                                                         16,149,127

India - 1.3%
ICICI Bank Ltd.                                                           293,381                         4,443,738
Larsen & Toubro Ltd.                                                      635,202                        20,822,241
                                                                                                         25,265,979

Ireland - 0.7%
CRH PLC                                                                   599,249                        13,658,724

Italy - 2.6%
ENI S.p.A.                                                              1,036,883                        24,506,377
Intesa Sanpaolo S.p.A.                                                  5,485,153                        17,657,162
Saipem S.p.A.                                                             297,251                         7,229,727
                                                                                                         49,393,266

Japan - 17.2%
East Japan Railway Co.                                                    319,138                        19,217,410
Mitsubishi Estate Company Ltd.                                          1,974,857                        32,973,982
Mitsubishi Heavy Industries Ltd.                                        3,879,000                        16,081,256
Mitsubishi UFJ Financial Group Inc.                                     7,787,993                        48,268,848
Nintendo Company Ltd.                                                      52,293                        14,432,944
Nomura Holdings Inc.                                                    5,475,558                        46,194,789
Shiseido Company Ltd.                                                   1,959,216                        32,123,954
Sony Financial Holdings Inc.                                               10,712                        29,609,684 (a)
Sumitomo Metal Industries Ltd.                                          7,206,188                        19,194,593
Sumitomo Mitsui Financial Group Inc.                                      386,859                        15,757,432
The Bank of Yokohama Ltd.                                               2,756,768                        14,771,716
Toray Industries Inc.                                                   1,924,425                         9,813,102
Toyota Motor Corp.                                                        827,481                        31,474,895
                                                                                                        329,914,605

Mexico - 0.6%
America Movil SAB de C.V. ADR (Series L)                                  271,432                        10,509,847

Netherlands - 2.2%
Heineken N.V.                                                             235,073                         8,717,936
Koninklijke Ahold N.V.                                                    843,428                         9,681,956
Koninklijke Philips Electronics N.V.                                    1,320,233                        24,305,208
                                                                                                         42,705,100

South Korea - 1.4%
KB Financial Group Inc.                                                   249,235                         8,373,373
Samsung Electronics Company Ltd.                                           38,620                        17,946,576
                                                                                                         26,319,949

Singapore - 0.9%
CapitaLand Ltd.                                                         4,340,000                        11,124,745
Singapore Telecommunications Ltd.                                       3,308,631                         6,857,977
                                                                                                         17,982,722

South Africa - 1.0%
MTN Group Ltd.                                                          1,247,833                        19,117,012

Spain - 5.3%
Banco Santander S.A. (Regd.)                                            5,221,832                        62,696,907
Iberdrola S.A.                                                          2,156,763                        14,135,793
Iberdrola S.A.                                                            413,179                         3,245,456 (a)
Telefonica S.A.                                                           935,900                        21,161,378
                                                                                                        101,239,534

Sweden - 0.5%
Hennes & Mauritz AB (Series B)                                            209,664                        10,418,457

Switzerland - 11.2%
ABB Ltd. (Regd.)                                                        1,161,127                        18,235,529 (a)
Credit Suisse Group AG (Regd.)                                            674,480                        30,761,076
Nestle S.A. (Regd.)                                                     1,399,370                        52,652,494
Novartis AG (Regd.)                                                       710,592                        28,775,203
Roche Holding AG                                                          474,338                        64,419,772
Syngenta AG                                                                82,640                        19,167,799
                                                                                                        214,011,873


Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Company Ltd.                        13,610,588                        22,691,227

United Kingdom - 17.8%
BG Group PLC                                                            1,547,787                        25,948,539
BHP Billiton PLC                                                        1,421,518                        31,931,599 (h)
BP PLC                                                                  1,572,594                        12,374,187
Diageo PLC                                                                437,592                         6,280,449
G4S PLC                                                                 3,620,076                        12,430,187
HSBC Holdings PLC                                                       2,885,453                        23,878,333
Lloyds Banking Group PLC                                               23,304,430                        26,838,358
National Grid PLC                                                       3,702,842                        33,386,680
Prudential PLC                                                          3,137,555                        21,365,880
Reckitt Benckiser Group PLC                                               948,526                        43,207,123
Rio Tinto PLC                                                             167,985                         1,930,989 (a)
Rio Tinto PLC (Regd.)                                                     336,517                        11,665,760
Tesco PLC                                                               5,969,061                        34,759,395 (h)
The Capita Group PLC                                                      911,976                        10,730,985
Vodafone Group PLC                                                     22,390,947                        43,216,939
                                                                                                        339,945,403

Total Common Stock                                                                                    1,852,064,872
(Cost $2,216,247,942)

------------------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                         187,825 (j)
(Cost 341,499)

Total Investments in Securities                                                                       1,852,252,697
(Cost 2,216,589,441)

------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 2.1%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.28%                                                                                                    39,735,763 (d,m)
(Cost 39,735,763)

Total Investments                                                                                     1,891,988,460
(Cost 2,256,325,204)

Liabilities in Excess of Other Assets, net - (33.5)%                                                     22,703,428


                                                                                                  ------------------
NET ASSETS  - 100.0%                                                                                  1,914,691,888
                                                                                                  ==================




------------------------------------------------------------------------------------------------------------------------------------
Other Information
------------------------------------------------------------------------------------------------------------------------------------

The GE Institutional International Equity had the following long futures contracts open at June 30, 2009 (unaudited):

                                                       Number of       Current Notional     Unrealized Appreciation/
    Description                   Expiration date      Contracts          Value                  (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures      9/18/2009            524             17,625,032                 $ 43,791
FTSE 100 Index Futures              9/18/2009            115              7,988,373                  (32,262)
Topix Index Futures                 9/11/2009            102              9,773,436                   (5,752)

                                                                                          ------------------
                                                                                                     $ 5,777
                                                                                          ==================



The GE Institutional International Equity Fund was invested in the following sectors at June 30, 2009 (unaudited):

Sector                                                                                           Percentage (based on Market Value)
------------------------------------------------------------------------------------------------------------------------------------

Commercial Banks                                                                                             15.75%
Oil, Gas & Consumable Fuels                                                                                   7.28%
Pharmaceuticals                                                                                               6.51%
Food Products                                                                                                 5.07%
Metals & Mining                                                                                               4.91%
Chemicals                                                                                                     4.36%
Wireless Telecommunication Services                                                                           4.27%
Multi-Utilities                                                                                               4.27%
Capital Markets                                                                                               4.07%
Food & Staples Retailing                                                                                      3.25%
Insurance                                                                                                     3.24%
Industrial Conglomerates                                                                                      2.76%
Real Estate Management & Development                                                                          2.75%
Commercial Services & Supplies                                                                                2.74%
Household Products                                                                                            2.28%
Diversified Telecommunication Services                                                                        2.15%
Semiconductors & Semiconductor Equipment                                                                      2.15%
Short-Term                                                                                                    2.10%
Construction & Engineering                                                                                    2.00%
Electric Utilities                                                                                            1.99%
Personal Products                                                                                             1.70%
Automobiles                                                                                                   1.66%
Media                                                                                                         1.40%
Communications Equipment                                                                                      1.31%
Healthcare Equipment & Supplies                                                                               1.28%
Electrical Equipment                                                                                          1.28%
Road & Rail                                                                                                   1.02%
Specialty Retail                                                                                              0.99%
Machinery                                                                                                     0.85%
Beverages                                                                                                     0.79%
Software                                                                                                      0.76%
Construction Materials                                                                                        0.72%
Diversified Financial Services                                                                                0.61%
Professional Services                                                                                         0.57%
Textiles Apparel & Luxury Goods                                                                               0.50%
Energy Equipment & Services                                                                                   0.38%
Real Estate Investment Trusts (REIT's)                                                                        0.27%
Other Investments                                                                                             0.01%



                                                                                                  ------------------
                                                                                                            100.00%
                                                                                                  ==================


                     GE Institutional Premier Growth Equity

               Schedule of Investments - June 30, 2009 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                    Number of
                                                                                     Shares                          Value

Common Stock - 95.8%
------------------------------------------------------------------------------------------------------------------------------------

Beverages - 3.4%
PepsiCo, Inc.                                                                        142,083                      $7,808,882

Biotechnology - 5.6%
Amgen Inc.                                                                           165,764                       8,775,546 (a)
Gilead Sciences, Inc.                                                                 85,927                       4,024,821 (a)
                                                                                                                  12,800,367

Capital Markets - 7.1%
State Street Corp.                                                                   192,827                       9,101,434 (e)
The Goldman Sachs Group, Inc                                                          47,361                       6,982,906
                                                                                                                  16,084,340

Chemicals - 3.1%
Monsanto Co.                                                                          94,722                       7,041,633

Commercial Services & Supplies - 2.6%
Iron Mountain Inc.                                                                   206,359                       5,932,821 (a)

Communications Equipment - 9.7%
Cisco Systems, Inc.                                                                  372,123                       6,936,373 (a,h)
QUALCOMM Inc.                                                                        235,452                      10,642,430
Research In Motion Ltd.                                                               64,276                       4,566,810 (a)
                                                                                                                  22,145,613

Diversified Financial Services - 4.1%
CME Group Inc.                                                                        29,770                       9,261,745

Electronic Equipment, Instruments & Components - 3.6%
Corning Inc.                                                                         299,729                       4,813,648
Molex Inc. (Class A)                                                                 239,511                       3,444,168
                                                                                                                   8,257,816

Energy Equipment & Services - 6.6%
Schlumberger Ltd.                                                                    148,849                       8,054,219
Transocean Ltd.                                                                       94,722                       7,036,897 (a)
                                                                                                                  15,091,116

Healthcare Equipment & Supplies - 1.9%
Medtronic, Inc.                                                                      124,491                       4,343,491

Healthcare Providers & Services - 4.4%
Express Scripts, Inc.                                                                 36,536                       2,511,850 (a)
Lincare Holdings Inc.                                                                155,615                       3,660,065 (a)
VCA Antech, Inc.                                                                     138,701                       3,703,317 (a)
                                                                                                                   9,875,232

Hotels Restaurants & Leisure - 1.7%
Carnival Corp.                                                                       152,232                       3,923,019

Insurance - 1.8%
Aflac Inc.                                                                           131,935                       4,101,859

Internet Software & Services - 3.0%
Baidu, Inc ADR                                                                         9,503                       2,861,258 (a)
eBay Inc.                                                                            233,423                       3,998,536 (a)
                                                                                                                   6,859,794

IT Services - 8.3%
Paychex, Inc.                                                                        179,294                       4,518,209
The Western Union Co.                                                                568,334                       9,320,678
Visa, Inc. (Class A)                                                                  81,191                       5,054,952
                                                                                                                  18,893,839

Machinery - 2.8%
Dover Corp.                                                                          192,828                       6,380,678

Media - 9.9%
Comcast Corp. (Class A)                                                              490,526                       6,916,417
Liberty Global, Inc. (Series C)                                                      317,996                       5,027,517 (a)
Liberty Media Corp - Entertainment (Series A)                                        395,804                      10,587,757 (a)
                                                                                                                  22,531,691

Real Estate Management & Development - 1.8%
CB Richard Ellis Group, Inc. (Class A)                                               426,250                       3,989,700 (a)

Software - 6.6%
Intuit, Inc.                                                                         324,762                       9,145,298 (a)
Microsoft Corp.                                                                      250,338                       5,950,534
                                                                                                                  15,095,832

Specialty Retail - 5.5%
Bed Bath & Beyond, Inc.                                                              257,103                       7,905,917 (a,h)
Lowe's Companies, Inc.                                                               234,776                       4,557,002
                                                                                                                  12,462,919

Wireless Telecommunication Services - 2.3%
American Tower Corp. (Class A)                                                       165,764                       5,226,539 (a)

Total Common Stock                                                                                               218,108,926
(Cost $259,890,779)

------------------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                                  128,864 (k)
(Cost $234,299)

Total Investments in Securities                                                                                  218,237,790
(Cost $260,125,078)

------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 4.3%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class                                                                           9,665,158 (d,r)
0.28%
(Cost $9,665,158)

Total Investments                                                                                                227,902,948
(Cost $269,790,236)

Liabilities in Excess of Other Assets, net - 0.1%                                                                   (148,517)


                                                                                                            -----------------
NET ASSETS  - 100.0%                                                                                             22,7754,431
                                                                                                            =================



------------------------------------------------------------------------------------------------------------------------------------
Other Information
------------------------------------------------------------------------------------------------------------------------------------

The GE Institutional Premier Growth Equity Fund had the following long futures contracts open at June 30, 2009(unaudited):

                                                 Number of       Current Notional     Unrealized Appreciation/
    Description             Expiration date      Contracts          Value                  (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------

S+P 500 INDEX FUTURES         9/17/2009             15             $3,433,125                $ 28,250


            GE Institutional Strategic Investment Fund

       Schedule of Investments - June 30, 2009 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                             Number of
                                                                              Shares                    Value
------------------------------------------------------------------------------------------------------------------------------------
Domestic Equity - 32.3%
------------------------------------------------------------------------------------------------------------------------------------

Aerospace & Defense - 0.6%
Alliant Techsystems, Inc.                                                  8,122                       $ 668,928 (a)
Hexcel Corp.                                                              70,889                         675,573 (a)
Honeywell International Inc.                                              10,741                         337,267
ITT Corp.                                                                 19,669                         875,270
Rockwell Collins, Inc.                                                     9,206                         384,166
                                                                                                       2,941,204

Beverages - 1.2%
Molson Coors Brewing Co. (Class B)                                         6,905                         292,289
Pepsi Bottling Group, Inc.                                                38,931                       1,317,425
PepsiCo, Inc.                                                             78,424                       4,310,183 (h)
                                                                                                       5,919,897

Biotechnology - 1.8%
Amgen Inc.                                                                92,874                       4,916,749 (a,h)
Amylin Pharmaceuticals, Inc.                                              24,839                         335,327 (a)
Gilead Sciences, Inc.                                                     70,285                       3,292,149 (a)
Vertex Pharmaceuticals Inc.                                               14,753                         525,797 (a)
                                                                                                       9,070,022

Capital Markets - 2.5%
Affiliated Managers Group Inc.                                            11,049                         642,941 (a)
Ameriprise Financial, Inc.                                                20,749                         503,578
Greenhill & Company Inc.                                                   3,498                         252,591
Invesco Ltd.                                                              13,969                         248,928
Morgan Stanley                                                            14,576                         415,562
State Street Corp.                                                       100,789                       4,757,241 (e)
The Bank of New York Mellon Corp.                                         29,154                         854,504
The Charles Schwab Corp.                                                  53,514                         938,636
The Goldman Sachs Group, Inc                                              26,781                       3,948,590
                                                                                                      12,562,571

Chemicals - 0.7%
Intrepid Potash, Inc.                                                     16,613                         466,493 (a)
Monsanto Co.                                                              31,918                       2,372,784
Praxair, Inc.                                                              8,401                         597,059
                                                                                                       3,436,336

Commercial Banks - 0.3%
SunTrust Banks, Inc.                                                      55,245                         908,780
US Bancorp                                                                13,042                         233,713
Wells Fargo & Co.                                                         15,344                         372,245
Zions Bancorporation                                                       5,870                          67,857
                                                                                                       1,582,595

Commercial Services & Supplies - 0.6%
Corrections Corporation of America                                        91,001                       1,546,107 (a)
Iron Mountain Inc.                                                        46,800                       1,345,500 (a)
                                                                                                       2,891,607

Communications Equipment - 1.8%
Cisco Systems, Inc.                                                      215,993                       4,026,109 (a,h)
Harris Corp.                                                               4,976                         141,119
Harris Stratex Networks, Inc. (Class A)                                    1,236                           8,009 (a)
Juniper Networks, Inc.                                                    25,715                         606,874 (a)
QUALCOMM Inc.                                                             99,728                       4,507,706 (h)
                                                                                                       9,289,817

Computers & Peripherals - 0.4%
Hewlett-Packard Co.                                                       28,233                       1,091,205
International Business Machines Corp.                                     10,126                       1,057,357
                                                                                                       2,148,562

Diversified Financial Services - 1.1%
Bank of America Corp.                                                     30,689                         405,095
CME Group Inc.                                                             8,717                       2,711,946
JPMorgan Chase & Co.                                                      66,534                       2,269,474
                                                                                                       5,386,515

Diversified Telecommunication Services - 0.3%
AT&T Inc.                                                                 34,525                         857,601
Verizon Communications Inc.                                               17,492                         537,529
                                                                                                       1,395,130

Electric Utilities - 0.4%
American Electric Power Comapny Inc.                                       4,977                         143,786
Edison International                                                      20,868                         656,507
Entergy Corp.                                                              2,302                         178,451
ITC Holdings Corp.                                                        19,180                         870,005
Northeast Utilities                                                       19,035                         424,671
                                                                                                       2,273,420

Electronic Equipment, Instruments & Components - 0.3%
Cogent, Inc.                                                              34,482                         369,992 (a)
Corning Inc.                                                              59,878                         961,641
                                                                                                       1,331,633

Energy Equipment & Services - 1.9%
Dresser-Rand Group Inc.                                                   17,084                         445,892 (a)
Halliburton Co.                                                           26,085                         539,959
National Oilwell Varco, Inc.                                               7,212                         235,544 (a)
Noble Corp.                                                                7,578                         229,235
Schlumberger Ltd.                                                         64,410                       3,485,226 (h)
Transocean Ltd.                                                           60,479                       4,492,985 (a)
Weatherford International Ltd.                                            20,673                         404,364 (a)
                                                                                                       9,833,205

Food Products - 0.3%
Archer-Daniels-Midland Co.                                                 5,831                         156,096
Kraft Foods Inc. (Class A)                                                18,413                         466,585
McCormick & Company Inc.                                                  34,137                       1,110,477
                                                                                                       1,733,158

Gas Utilities - 0.0%*
EQT CORP.                                                                  7,578                         264,548

Healthcare Equipment & Supplies - 1.4%
Becton Dickinson & Co.                                                     3,959                         282,316
Boston Scientific Corp.                                                   57,540                         583,456 (a)
Covidien Plc                                                              38,693                       1,448,666
DENTSPLY International Inc.                                                8,771                         267,691
Gen-Probe Inc.                                                             9,130                         392,407 (a)
Hologic, Inc.                                                             64,171                         913,154 (a)
Masimo Corp.                                                              29,642                         714,669 (a)
Medtronic, Inc.                                                           34,192                       1,192,959 (h)
ResMed, Inc.                                                              33,309                       1,356,676 (a)
                                                                                                       7,151,994

Healthcare Providers & Services - 1.1%
Aetna Inc.                                                                22,486                         563,274
Cardinal Health, Inc.                                                     21,175                         646,896
Catalyst Health Solutions, Inc.                                           17,438                         434,904 (a)
Express Scripts, Inc.                                                     28,775                       1,978,281 (a)
McKesson Corp.                                                             4,603                         202,532
Psychiatric Solutions, Inc.                                               11,793                         268,173 (a)
UnitedHealth Group, Inc.                                                  68,981                       1,723,145 (h)
                                                                                                       5,817,205

Hotels Restaurants & Leisure - 0.4%
Carnival Corp.                                                            41,215                       1,062,111
Life Time Fitness, Inc.                                                   12,597                         252,066 (a)
Penn National Gaming, Inc.                                                12,922                         376,159 (a)
The Cheesecake Factory Inc.                                               20,528                         355,134 (a)
                                                                                                       2,045,470

Household Durables - 0.0%*
MDC Holdings, Inc.                                                         4,442                         133,749

Household Products - 0.1%
Clorox Co.                                                                 2,302                         128,521
Kimberly-Clark Corp.                                                       6,138                         321,815
The Procter & Gamble Co.                                                   4,604                         235,264
                                                                                                         685,600

Industrial Conglomerates - 0.2%
McDermott International, Inc.                                             10,089                         204,908 (a)
Textron, Inc.                                                             82,000                         792,120 (h)
                                                                                                         997,028

Insurance - 1.1%
ACE Ltd.                                                                  32,475                       1,436,369
Aflac Inc.                                                                32,382                       1,006,756
AON Corp.                                                                 10,127                         383,509
Chubb Corp.                                                                3,068                         122,352
HCC Insurance Holdings, Inc.                                              43,845                       1,052,718
MetLife, Inc.                                                             21,021                         630,840
PartnerRe Ltd.                                                             3,098                         201,215
Principal Financial Group, Inc.                                            2,455                          46,252
Prudential Financial, Inc.                                                10,555                         392,857
The Travelers Companies, Inc.                                              8,592                         352,616
                                                                                                       5,625,484

Internet Software & Services - 0.5%
Equinix, Inc.                                                              1,805                         131,296 (a)
Google Inc. (Class A)                                                      4,436                       1,870,173 (a)
MercadoLibre, Inc.                                                        23,648                         635,658 (a)
                                                                                                       2,637,127

IT Services - 1.2%
Affiliated Computer Services, Inc. (Class A)                              20,971                         931,532 (a)
Cognizant Technology Solutions Corp. (Class A)                            28,686                         765,916 (a)
Cybersource Corp.                                                         11,154                         170,656 (a)
DST Systems, Inc.                                                          5,253                         194,098 (a)
Fidelity National Information Services, Inc.                               9,497                         189,560
Paychex, Inc.                                                             34,065                         858,438 (h)
The Western Union Co.                                                    161,013                       2,640,614
Visa, Inc. (Class A)                                                       5,545                         345,232
                                                                                                       6,096,046

Life Sciences Tools & Services - 0.6%
Covance Inc.                                                              13,585                         668,382 (a)
Illumina, Inc.                                                            14,117                         549,716 (a)
Life Technologies Corp.                                                    8,132                         339,267 (a)
Mettler-Toledo International, Inc.                                         5,798                         447,316 (a)
Thermo Fisher Scientific, Inc.                                            19,382                         790,204 (a)
                                                                                                       2,794,885

Machinery - 0.3%
Deere & Co.                                                               12,480                         498,576
Eaton Corp.                                                                7,058                         314,857
Harsco Corp.                                                              18,542                         524,739
                                                                                                       1,338,172

Media - 1.8%
Comcast Corp. (Class A)                                                  178,188                       2,512,451 (h)
Liberty Global, Inc. (Series C)                                           61,114                         966,213 (a)
Liberty Media Corp - Entertainment (Series A)                             66,862                       1,788,559 (a)
Omnicom Group Inc.                                                        57,978                       1,830,945
Regal Entertainment Group (Class A)                                       40,629                         539,959
The Walt Disney Co.                                                       13,042                         304,270
Time Warner Inc.                                                          47,259                       1,190,454
Viacom, Inc. (Class B)                                                     4,603                         104,488 (a)
                                                                                                       9,237,339

Metals & Mining - 0.4%
Allegheny Technologies Inc.                                               29,711                       1,037,805
Freeport-McMoRan Copper & Gold Inc.                                       21,334                       1,069,046
                                                                                                       2,106,851

Multiline Retail - 0.4%
Kohl's Corp.                                                              20,242                         865,346 (a)
Target Corp.                                                              28,826                       1,137,763
                                                                                                       2,003,109

Multi-Utilities - 0.2%
Dominion Resources, Inc.                                                  18,413                         615,362
DTE Energy Co.                                                             5,626                         180,032
SCANA Corp.                                                               10,164                         330,025
                                                                                                       1,125,419

Oil, Gas & Consumable Fuels - 1.8%
Apache Corp.                                                              13,706                         988,888
Chevron Corp.                                                              6,598                         437,117
Devon Energy Corp.                                                         9,206                         501,727
Exxon Mobil Corp.                                                         39,126                       2,735,299 (h)
Hess Corp.                                                                 2,762                         148,457
Marathon Oil Corp.                                                        79,389                       2,391,990
Occidental Petroleum Corp.                                                 7,672                         504,894
Peabody Energy Corp.                                                       8,871                         267,549
Southwestern Energy Co.                                                   32,812                       1,274,746 (a)
                                                                                                       9,250,667

Paper & Forest Products - 0.0%*
Weyerhaeuser Co.                                                           6,138                         186,779

Personal Products - 0.3%
Alberto-Culver Co.                                                        42,334                       1,076,554
Avon Products, Inc.                                                        3,069                          79,119
Mead Johnson Nutrition Co. (Class A)                                       9,232                         293,301 (a)
The Estee Lauder Companies Inc. (Class A)                                  2,607                          85,171
                                                                                                       1,534,145

Pharmaceuticals - 0.6%
Abbott Laboratories                                                       21,025                         989,016 (h)
Bristol-Myers Squibb Co.                                                  35,292                         716,781
Merck & Company Inc.                                                       4,603                         128,700
Pfizer Inc.                                                               14,116                         211,740
Wyeth                                                                     16,457                         746,983
                                                                                                       2,793,220

Professional Services - 0.2%
HIS, Inc. (Class A)                                                        9,963                         496,855 (a)
Monster Worldwide, Inc.                                                   26,513                         313,119 (a)
                                                                                                         809,974

Real Estate Investment Trusts (REIT's) - 0.0%*
Douglas Emmett, Inc. (REIT)                                               18,437                         165,749

Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. (Class A)                                   116,741                       1,092,696 (a)

Road & Rail - 0.1%
Union Pacific Corp.                                                        7,365                         383,422

Semiconductors & Semiconductor Equipment - 0.9%
Hittite Microwave Corp.                                                   17,703                         615,179 (a)
Intel Corp.                                                              127,654                       2,112,674 (h)
Kla-Tencor Corp.                                                           8,914                         225,078
Lam Research Corp.                                                        11,508                         299,208 (a)
Marvell Technology Group Ltd.                                             46,562                         541,982 (a)
MEMC Electronic Materials, Inc.                                            3,069                          54,659 (a)
Microchip Technology Inc.                                                 11,508                         259,505
Texas Instruments Inc.                                                    13,042                         277,795
                                                                                                       4,386,080

Software - 2.0%
Activision Blizzard, Inc.                                                 63,428                         801,096 (a)
Blackboard Inc.                                                           10,806                         311,861 (a)
Citrix Systems, Inc.                                                      20,022                         638,502 (a)
Intuit, Inc.                                                              63,644                       1,792,215 (a,h)
Macrovision Solutions Corp.                                               52,872                       1,153,138 (a)
Microsoft Corp.                                                          220,601                       5,243,686 (h)
Oracle Corp.                                                              18,413                         394,406
                                                                                                      10,334,904

Specialty Retail - 1.0%
Bed Bath & Beyond, Inc.                                                   87,054                       2,676,910 (a,h)
Lowe's Companies, Inc.                                                    71,850                       1,394,609
O'Reilly Automotive, Inc.                                                 20,409                         777,175 (a)
Urban Outfitters, Inc.                                                     9,226                         192,547 (a)
                                                                                                       5,041,241

Textiles Apparel & Luxury Goods - 0.1%
Coach, Inc.                                                               18,444                         495,775

Thrifts & Mortgage Finance - 0.1%
People's United Financial, Inc.                                           18,710                         281,398

Tobacco - 0.2%
Altria Group, Inc.                                                         4,603                          75,443
Philip Morris International Inc.                                          18,566                         809,849
                                                                                                         885,292

Water Utilities - 0.1%
American Water Works Company, Inc.                                        25,283                         483,158

Wireless Telecommunication Services - 0.8%
American Tower Corp. (Class A)                                            27,228                         858,499 (a)
NII Holdings, Inc.                                                       135,325                       2,580,648 (a)
Syniverse Holdings, Inc.                                                  23,333                         374,028 (a)
                                                                                                       3,813,175

Total Domestic Equity                                                                                163,793,373
(Cost $190,394,626)

------------------------------------------------------------------------------------------------------------------------------------
Foreign Equity - 22.8%
------------------------------------------------------------------------------------------------------------------------------------

Common Stock - 22.5%

Aerospace & Defense - 0.2%
CAE, Inc.                                                                156,160                         927,803
Elbit Systems Ltd.                                                         1,077                          65,089
                                                                                                         992,892

Auto Components - 0.0%*
Hankook Tire Company Ltd.                                                  7,400                          96,715 (a)

Automobiles - 0.4%
Toyota Motor Corp.                                                        42,180                       1,604,401
Toyota Motor Corp. ADR                                                     1,047                          79,080
                                                                                                       1,683,481

Beverages - 0.2%
Coca-Cola Icecek AS (Class C)                                             20,354                         116,596
Diageo PLC                                                                22,325                         320,415
Heineken N.V.                                                             11,994                         444,810
                                                                                                         881,821

Capital Markets - 0.8%
Credit Suisse Group AG (Regd.)                                            34,413                       1,569,477
Egyptian Financial Group-Hermes Holding                                   18,798                          75,609
Nomura Holdings Inc.                                                     279,440                       2,357,508
Woori Investment & Securities Company Ltd.                                 6,990                          82,303
Yuanta Financial Holding Company Ltd.                                    132,259                          89,086 (a)
                                                                                                       4,173,983

Chemicals - 1.0%
Linde AG                                                                  13,128                       1,075,930
Potash Corp of Saskatchewan Inc.                                          18,970                       1,770,772
Sinofert Holdings Ltd.                                                   293,078                         147,105
Sociedad Quimica y Minera de Chile S.A. ADR (Series B)                    10,078                         364,723
Syngenta AG                                                                4,216                         977,873
Taiwan Fertilizer Company Ltd.                                            47,000                         139,525
Toray Industries Inc.                                                     98,159                         500,536
                                                                                                       4,976,464

Commercial Banks - 3.3%
Akbank TAS                                                                30,004                         134,766
Banco do Brasil S.A.                                                       8,534                          92,229
Banco Santander Chile ADR                                                  2,482                         115,885
Banco Santander S.A. (Regd.)                                             266,472                       3,199,446
Bank of China Ltd.                                                       181,000                          86,179
BNP Paribas                                                               40,465                       2,625,069
China Construction Bank Corp.                                            126,000                          97,548
China Merchants Bank Company Ltd.                                         57,200                         130,489
Credit Agricole S.A.                                                      97,980                       1,219,844
Grupo Financiero Banorte SAB de C.V. (Series O)                           54,307                         131,538
HSBC Holdings PLC                                                        141,414                       1,170,260
ICICI Bank Ltd.                                                           14,968                         226,715
Industrial & Commercial Bank of China                                    257,495                         179,747
Intesa Sanpaolo S.p.A.                                                   279,864                         900,905
KB Financial Group Inc.                                                   21,300                         715,601
Lloyds Banking Group PLC                                               1,223,478                       1,409,009
Metropolitan Bank & Trust                                                126,300                          82,669
Mitsubishi UFJ Financial Group Inc.                                      397,376                       2,462,879
Siam Commercial Bank PCL                                                  29,384                          64,684
Standard Bank Group Ltd.                                                   8,504                          97,676
State Bank of India Ltd.                                                   1,173                          42,803
State Bank of India Ltd. GDR                                               1,280                          90,880
Sumitomo Mitsui Financial Group Inc.                                      19,713                         802,944
The Bank of Yokohama Ltd.                                                140,803                         754,471
                                                                                                      16,834,236

Commercial Services & Supplies - 0.5%
Brambles Ltd.                                                            332,984                       1,604,437
G4S PLC                                                                  302,308                       1,037,363
                                                                                                       2,641,800

Communications Equipment - 0.9%
Nokia OYJ                                                                 86,644                       1,268,786
Research In Motion Ltd.                                                   47,076                       3,344,750 (a)
ZTE Corp.                                                                 23,559                          81,772
                                                                                                       4,695,308

Computers & Peripherals - 0.0%*
Asustek Computer Inc.                                                     71,586                          92,946
HTC Corp.                                                                 10,697                         151,277
                                                                                                         244,223

Construction & Engineering - 0.5%
China Communications Construction Company Ltd.                            84,055                          98,154
China State Construction International Holdings Ltd.                     333,988                         115,494
Doosan Heavy Industries and Construction Company Ltd.                      1,170                          56,298
Empresas ICA SAB de C.V.                                                  41,500                          71,119 (a)
Larsen & Toubro Ltd.                                                      35,511                       1,164,069
Murray & Roberts Holdings Ltd.                                            16,862                         109,174
Vinci S.A.                                                                19,450                         872,600
                                                                                                       2,486,908

Construction Materials - 0.2%
Cemex SAB de C.V. ADR                                                      7,838                          73,207 (a)
CRH PLC                                                                   30,577                         696,944
                                                                                                         770,151

Diversified Financial Services - 0.1%
Deutsche Boerse AG                                                         7,630                         591,619

Diversified Telecommunication Services - 0.5%
Hellenic Telecommunications Organization S.A.                             11,903                         181,984
Singapore Telecommunications Ltd.                                        168,990                         350,275
Telefonica S.A.                                                           47,754                       1,079,753
Telekomunikasi Indonesia Tbk PT (Series B)                               140,500                         103,233
Telkom S.A. Ltd.                                                           4,387                          21,576
Telstra Corporation Ltd.                                                 169,690                         465,060
                                                                                                       2,201,881

Electric Utilities - 0.4%
CEZ AS                                                                     1,439                          65,179
E.ON AG                                                                   29,356                       1,038,464
Iberdrola S.A.                                                            88,961                         721,235
Iberdrola S.A.                                                            21,089                         165,651 (a)
                                                                                                       1,990,529

Electrical Equipment - 0.4%
ABB Ltd. (Regd.)                                                          59,243                         930,413 (a)
ABB Ltd. ADR                                                              39,895                         629,543
Alstom S.A.                                                                5,161                         304,439
China High Speed Transmission Equipment Group Company Ltd.                32,652                          64,798
Zhuzhou CSR Times Electric Company Ltd.                                   53,022                          74,709
                                                                                                       2,003,902

Electronic Equipment, Instruments & Components - 0.0%*
Delta Electronics, Inc.                                                   60,141                         136,559
HON HAI Precision Industry Company Ltd.                                   30,116                          93,166
                                                                                                         229,725

Energy Equipment & Services - 0.1%
Saipem S.p.A.                                                             15,166                         368,867
Tesco Corp.                                                               20,869                         165,700 (a)
                                                                                                         534,567

Food & Staples Retailing - 0.7%
Centros Comerciales Sudamericanos S.A.                                    24,191                          63,523
Koninklijke Ahold N.V.                                                    43,034                         494,000
Metro AG                                                                  18,204                         868,662
President Chain Store Corp.                                               29,000                          74,334 (a)
Shinsegae Company Ltd.                                                       380                         150,634
Tesco PLC                                                                304,554                       1,773,497
X5 Retail Group N.V. GDR                                                   4,135                          63,059 (a)
                                                                                                       3,487,709

Food Products - 1.1%
Cosan SA Industria e Comercio                                              7,900                          58,047 (a)
Danone**                                                                      13                               - (a)
Groupe Danone                                                             43,360                       2,139,610
IOI Corp. Bhd                                                             87,000                         116,825
Nestle India Ltd.                                                          1,428                          59,320
Nestle S.A. (Regd.)                                                       71,399                       2,686,449
Nestle S.A. ADR                                                            7,671                         288,583
Perdigao S.A.                                                              6,100                         116,721 (a)
Uni-President Enterprises Corp.                                          111,300                         114,658
Want Want China Holdings Ltd.                                            101,698                          56,951
                                                                                                       5,637,164

Healthcare Equipment & Supplies - 0.3%
Cie Generale d'Optique Essilor International S.A.                         25,996                       1,239,023

Healthcare Providers & Services - 0.0%*
Diagnosticos da America S.A.                                               9,097                         159,678 (a)

Hotels Restaurants & Leisure - 0.0%*
AGTech Holdings Ltd.                                                     379,818                          14,948 (a)
Alsea SAB de C.V.                                                        134,253                          76,249
China Travel International Inv.                                          302,758                          66,802
                                                                                                         157,999

Household Durables - 0.0%*
Desarrolladora Homex SAB de C.V.                                          19,938                          92,724 (a)

Household Products - 0.5%
LG Household & Health Care Ltd.                                              420                          71,212
Reckitt Benckiser Group PLC                                               48,396                       2,204,528
                                                                                                       2,275,740

Independent Power Producers & Energy Traders - 0.0%*
Huaneng Power International, Inc.                                        106,000                          74,678

Industrial Conglomerates - 0.5%
Chongqing Machinery & Electric Company Ltd.                              218,556                          35,251 (a)
Koninklijke Philips Electronics N.V.                                      67,361                       1,240,102
Siemens AG (Regd.)                                                        20,579                       1,419,010
                                                                                                       2,694,363

Insurance - 0.7%
AXA S.A.                                                                  28,121                         528,154
China Life Insurance Company Ltd.                                         44,801                         165,907
Prudential PLC                                                           160,085                       1,090,135
Samsung Fire & Marine Insurance Company Ltd.                                 750                         110,679
Sony Financial Holdings Inc.                                                 547                       1,511,996 (a)
                                                                                                       3,406,871

Internet Software & Services - 0.3%
Baidu, Inc ADR                                                             4,674                       1,407,294 (a)
Sohu.com Inc.                                                                505                          31,729 (a)
                                                                                                       1,439,023

Machinery - 0.2%
China South Locomotive and Rolling Stock Corp.                           109,247                          63,997 (a)
Mitsubishi Heavy Industries Ltd.                                         198,000                         820,853
                                                                                                         884,850

Media - 0.3%
Focus Media Holding Ltd. ADR                                              13,757                         110,881 (a)
Vivendi                                                                   56,409                       1,347,845
                                                                                                       1,458,726

Metals & Mining - 1.1%
Anglo American PLC                                                         5,511                         159,139
Anglo Platinum Ltd.                                                        1,345                          95,010
Barrick Gold Corp.                                                         9,206                         308,861
BHP Billiton PLC                                                          72,529                       1,629,221
Harmony Gold Mining Company Ltd. ADR                                       8,120                          83,798 (a)
Hidili Industry International Development Ltd.                           127,000                          98,977
Kinross Gold Corp.                                                        20,719                         378,217
New World Resources N.V. (Class A)                                        12,454                          57,889
Polymetal GDR                                                              6,803                          60,070 (a,b)
POSCO                                                                        440                         146,269
Rio Tinto PLC                                                              8,571                          98,524 (a)
Rio Tinto PLC (Regd.)                                                     17,170                         595,218
Sumitomo Metal Industries Ltd.                                           368,010                         980,241
Vale S.A.                                                                 68,700                       1,054,545 (h)
                                                                                                       5,745,979

Multi-Utilities - 0.8%
GDF Suez                                                                  15,835                         589,479
National Grid PLC                                                        188,927                       1,703,461
RWE AG                                                                     3,929                         309,113
Veolia Environnement                                                      51,579                       1,518,570
                                                                                                       4,120,623

Oil, Gas & Consumable Fuels - 2.0%
BG Group PLC                                                              78,971                       1,323,943
BP PLC                                                                    80,237                         631,357
China Petroleum & Chemical Corp.                                         117,460                          89,724
China Shenhua Energy Company Ltd.                                         33,000                         120,715
CNOOC Ltd.                                                                96,000                         119,039
ENI S.p.A.                                                                52,904                       1,250,368
Gazprom OAO ADR                                                           15,642                         317,220
LUKOIL ADR                                                                 3,046                         135,151
Paladin Energy Ltd.                                                      183,494                         731,344 (a)
PetroChina Company Ltd.                                                  108,000                         119,844
Petroleo Brasileiro S.A. ADR                                              42,828                       1,428,742
Reliance Industries Ltd.                                                   1,534                          64,972
Reliance Industries Ltd. GDR                                               1,777                         147,491 (b)
Suncor Energy, Inc.                                                       42,475                       1,288,692
Total S.A.                                                                40,142                       2,166,624
                                                                                                       9,935,226

Personal Products - 0.3%
Shiseido Company Ltd.                                                     99,592                       1,632,943

Pharmaceuticals - 1.3%
Bayer AG                                                                  28,581                       1,532,207
Novartis AG (Regd.)                                                       36,256                       1,468,175
Roche Holding AG                                                          24,202                       3,286,870
Teva Pharmaceutical Industries Ltd. ADR                                    3,469                         171,160
Yuhan Corp.                                                                  352                          51,669
                                                                                                       6,510,081

Professional Services - 0.1%
The Capita Group PLC                                                      46,531                         547,518

Real Estate Investment Trusts (REIT's) - 0.1%
Unibail-Rodamco (REIT)                                                     1,741                         259,244

Real Estate Management & Development - 0.6%
CapitaLand Ltd.                                                          221,000                         566,490
Franshion Properties China Ltd.                                          320,585                         109,619
Hung Poo Real Estate Development Corp.                                    93,353                         117,225
Mitsubishi Estate Company Ltd.                                           101,000                       1,686,386
Shenzhen Investment Ltd.                                                 225,261                          95,336
Sun Hung Kai Properties Ltd.                                              32,087                         402,016
                                                                                                       2,977,072

Road & Rail - 0.2%
East Japan Railway Co.                                                    16,277                         980,146

Semiconductors & Semiconductor Equipment - 0.5%
ASM Pacific Technology Ltd.                                               15,115                          77,330
Samsung Electronics Company Ltd.                                           2,760                       1,282,562
Taiwan Semiconductor Manufacturing Company Ltd.                          781,967                       1,303,676
Taiwan Semiconductor Manufacturing Company Ltd. ADR                       10,741                         101,073
                                                                                                       2,764,641

Software - 0.1%
Nintendo Company Ltd.                                                      2,700                         745,204

Specialty Retail - 0.2%
Esprit Holdings Ltd.                                                      76,457                         428,650
Hennes & Mauritz AB (Series B)                                            10,654                         529,410
                                                                                                         958,060

Textiles Apparel & Luxury Goods - 0.1%
Adidas AG                                                                 12,688                         482,294

Tobacco - 0.0%*
ITC Ltd.                                                                  37,301                         149,344

Transportation Infrastructure - 0.0%*
Dalian Port PDA Company Ltd.                                             103,585                          41,968

Water Utilities - 0.0%*
Pan Asia Environmental Protection Group Ltd.                             250,916                          39,175

Wireless Telecommunication Services - 1.0%
America Movil SAB de C.V. ADR (Series L)                                  19,758                         765,030
Bharti Airtel Ltd.                                                         7,158                         120,583 (a)
China Mobile Ltd.                                                         61,791                         618,703
Idea Cellular Ltd.                                                        41,024                          61,059 (a)
Mobile Telesystems OJSC ADR                                                1,576                          58,202
MTN Group Ltd.                                                            79,885                       1,223,851
Philippine Long Distance Telephone Co.                                     1,451                          72,211
Turkcell Iletisim Hizmet AS                                                3,767                          20,966
Turkcell Iletisim Hizmet AS ADR                                            8,361                         115,883
Vodafone Group PLC                                                     1,142,416                       2,204,986
                                                                                                       5,261,474

Total Common Stock                                                                                   114,189,745
(Cost $135,668,686)

------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.3%
------------------------------------------------------------------------------------------------------------------------------------

Commercial Banks - 0.1%
Itau Unibanco Banco Multiplo S.A.                                         19,870                         315,316

Electric Utilities - 0.0%*
Cia Energetica de Minas Gerais                                             4,867                          65,438

Media - 0.0%*
NET Servicos de Comunicacao S.A.                                           8,370                          81,146 (a)

Metals & Mining - 0.1%
Cia Vale do Rio Doce                                                      27,048                         411,972

Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro S.A.                                                  11,037                         182,749

Wireless Telecommunication Services - 0.0%*
Vivo Participacoes S.A.                                                   10,371                         197,492

Total Preferred Stock                                                                                  1,254,113
(Cost $978,249)

Total Foreign Equity                                                                                 115,443,858
(Cost $136,646,935)


                                                                             Principal                Value
                                                                              Amount
------------------------------------------------------------------------------------------------------------------------------------
Bonds and Notes - 27.1%
------------------------------------------------------------------------------------------------------------------------------------

U.S. Treasuries - 6.3%
U.S. Treasury Bonds
3.50%                                      02/15/39                    1,535,100                    $ 1,327,386
4.50%                                      05/15/38                      912,300                         941,807
U.S. Treasury Notes
0.76%                                      01/31/11                      281,000                         281,155 (d)
0.95%                                      03/31/11                    3,322,500                       3,317,958 (d)
1.04%                                      04/30/11                    2,170,000                       2,163,642 (d)
1.06%                                      05/31/11                    2,107,700                       2,100,133 (d)
1.25%                                      11/30/10                       65,000                          65,480
1.75%                                      03/31/14                    3,147,700                       3,044,418
1.88%                                      02/28/14 - 04/30/14         6,006,400                       5,849,983
2.25%                                      05/31/14                    3,554,700                       3,506,925
2.38%                                      03/31/16                       78,200                          74,516
2.75%                                      02/15/19                    4,832,100                       4,525,552
3.50%                                      02/15/18                        8,500                           8,542
3.63%                                      10/31/09                    2,805,000                       2,835,900 (h)
3.75%                                      11/15/18                      314,300                         319,728
4.50%                                      11/15/10 - 05/15/17            88,000                          94,610
4.63%                                      11/15/09 - 10/31/11         1,590,000                       1,670,044
                                                                                                      32,127,779

Federal Agencies - 2.2%
Federal Home Loan Banks
5.00%                                      11/17/17                      500,000                         532,057 (h)
Federal Home Loan Mortgage Corp.
4.13%                                      12/21/12 - 09/27/13         1,846,000                       1,960,728
4.88%                                      02/09/10                    1,055,000                       1,083,409 (h)
5.13%                                      11/17/17                    2,500,000                       2,743,820
Federal National Mortgage Assoc.
2.75%                                      03/13/14                    1,146,000                       1,143,548
3.63%                                      02/12/13                      702,000                         738,102
3.88%                                      07/12/13                    2,946,000                       3,101,019
                                                                                                      11,302,683

Agency Mortgage Backed - 8.8%
Federal Home Loan Mortgage Corp.
4.50%                                      06/01/33 - 02/01/35           128,112                         127,957 (h)
5.00%                                      03/01/35 - 06/01/39         3,042,961                       3,100,639
5.50%                                      05/01/20 - 04/01/39         1,530,264                       1,589,376 (h)
6.00%                                      04/01/17 - 11/01/37         1,122,280                       1,173,781 (h)
6.50%                                      01/01/27 - 07/01/36           200,744                         214,352 (h)
7.00%                                      10/01/16 - 08/01/36           291,496                         318,079 (h)
7.50%                                      11/01/09 - 09/01/33             9,979                          10,805 (h)
8.00%                                      04/01/30 - 11/01/30             1,770                           1,960 (h)
9.00%                                      04/01/16 - 06/01/21             1,696                           1,867 (h)
5.50%                                      TBA                           305,000                         314,817 (c)
Federal National Mortgage Assoc.
4.00%                                      05/01/19 - 06/01/19            86,973                          88,613 (h)
4.50%                                      05/01/18 - 02/01/35           437,629                         447,475 (h)
4.50%                                      02/01/20                       14,254                          14,699 (h,n)
5.00%                                      07/01/20 - 04/01/39           663,118                         677,906 (h)
5.26%                                      04/01/37                       98,312                         102,718 (i)
5.47%                                      04/01/37                       81,912                          85,838 (i)
5.50%                                      03/01/14 - 12/01/38        12,497,468                      12,956,906 (h)
5.50%                                      04/01/37                       77,311                          81,023 (i)
5.50%                                      06/01/20                       15,986                          16,890 (h,n)
5.52%                                      04/01/37                       36,684                          38,423 (i)
5.59%                                      04/01/37                       99,545                         104,615 (i)
5.63%                                      03/01/37                        7,791                           8,160 (i)
5.68%                                      04/01/37                       73,147                          76,785 (i)
5.72%                                      04/01/37                       39,351                          41,356 (i)
6.00%                                      07/01/14 - 03/01/38         1,978,424                       2,077,244 (h)
6.00%                                      03/01/35 - 11/01/34           128,444                         135,058 (h,n)
6.04%                                      10/01/37                      154,382                         162,246 (i)
6.50%                                      01/01/15 - 02/01/35           910,651                         975,504 (h)
6.50%                                      10/01/34 - 12/01/34            45,268                          48,481 (h,n)
7.00%                                      10/01/16 - 06/01/36           231,114                         252,900 (h)
7.50%                                      12/01/09 - 03/01/34            28,449                          30,894 (h)
8.00%                                      12/01/11 - 11/01/33            13,362                          14,487 (h)
8.50%                                      07/01/30 - 05/01/31             1,387                           1,512 (h)
9.00%                                      04/01/16 - 12/01/22             4,525                           4,916 (h)
4.50%                                      TBA                         1,590,000                       1,586,521 (c)
5.00%                                      TBA                           360,000                         369,390 (c)
5.50%                                      TBA                         5,258,000                       5,430,901 (c)
6.00%                                      TBA                        1,0250,000                      10,711,250 (c)
6.50%                                      TBA                           568,000                         604,920 (c)
7.00%                                      TBA                           190,000                         206,150 (c)
Government National Mortgage Assoc.
4.50%                                      08/15/33 - 09/15/34           186,065                         187,137 (h)
5.00%                                      08/15/33                       45,149                          46,102 (h,n)
6.00%                                      04/15/30 - 09/15/36           175,398                         184,328 (h)
6.50%                                      06/15/24 - 06/15/36            55,567                          59,450 (h)
6.50%                                      02/15/24 - 06/15/34            20,151                          21,444 (h,n)
7.00%                                      03/15/12 - 10/15/36            65,724                          70,926 (h)
7.00%                                      06/15/34                       10,152                          10,955 (h,n)
8.00%                                      06/15/30                           61                              69 (h)
8.50%                                      10/15/17                       18,071                          19,549 (h)
9.00%                                      11/15/16 - 12/15/21            22,685                          24,563 (h)
                                                                                                      44,831,937

Agency Collateralized Mortgage Obligations - 0.4%
Collateralized Mortgage Obligation Trust (Class B)
8.78%                                      11/01/18                          654                             523 (d,f,h)
Federal Home Loan Mortgage Corp.
0.24%                                      09/25/43                      172,417                             985 (g,h,i,o)
2.88%                                      11/15/37                      236,531                         206,463 (d,f)
4.50%                                      03/15/18 - 03/15/19            46,610                           2,669 (g,h,o)
5.00%                                      10/15/18 - 12/01/34           215,220                          22,206 (g,h,o)
5.00%                                      05/15/38                      115,148                         112,596
5.50%                                      04/15/17 - 06/15/33            50,708                           6,231 (g,h,o)
6.48%                                      04/15/38                      636,886                          71,650 (g,i,o)
7.50%                                      01/15/16                        2,708                           2,805 (h)
7.50%                                      07/15/27                        5,613                             845 (g,h,o)
8.00%                                      04/15/20                          277                             297 (h)
8.00%                                      02/01/23 - 07/01/24             2,088                             420 (g,h,o)
9.53%                                      12/15/33                       19,745                          18,883 (h,i)
14.75%                                     09/15/34                      157,702                         119,367 (d,f)
Federal Home Loan Mortgage Corp. REMIC
5.73%                                      08/15/37                    1,094,996                          97,783 (g,i,o)
5.75%                                      05/15/38                      657,634                          63,994 (g,i,o)
Federal Home Loan Mortgage STRIPS
4.60%                                      08/01/27                          475                             396 (d,f,h)
Federal National Mortgage Assoc.
1.19%                                      12/25/42                       76,854                           2,586 (g,h,i,o)
4.50%                                      05/25/18                       27,201                           1,267 (g,h,o)
4.75%                                      11/25/14                        3,225                              46 (g,h,o)
5.00%                                      08/25/17 - 02/25/32           301,510                          32,490 (g,h,o)
5.00%                                      10/25/35 - 08/25/38           297,701                         289,953
5.50%                                      01/25/33                      142,858                         149,492
5.99%                                      03/25/37                      833,059                          80,140 (g,i,o)
6.46%                                      05/25/37                    1,374,942                         152,756 (g,i,o)
6.67%                                      03/25/38                      622,853                          69,565 (g,i,o)
6.69%                                      10/25/29                       29,005                           2,300 (g,h,i,o)
6.92%                                      01/25/36                      293,587                          29,981 (g,i,o)
7.29%                                      09/25/42                      103,181                          17,523 (g,h,i,o)
7.39%                                      08/25/16                       11,948                             664 (g,h,i,o)
15.92%                                     03/25/31                       27,870                          30,912 (h,i)
Federal National Mortgage Assoc. (Class 1)
4.50%                                      09/01/35 - 01/01/36           832,350                         117,443 (g,o)
5.00%                                      05/25/38                      260,439                          37,485 (g,o)
Federal National Mortgage Assoc. (Class 2)
4.50%                                      08/01/35                      264,423                          39,493 (g,o)
5.00%                                      03/25/38                      249,165                          36,314 (g,o)
5.50%                                      12/01/33                       60,339                           9,275 (g,h,o)
7.50%                                      11/01/23                       16,132                             351 (g,h,o)
8.00%                                      08/01/23 - 07/01/24             4,684                             949 (g,h,o)
8.50%                                      03/01/17 - 07/25/22             1,620                             291 (g,h,o)
9.00%                                      05/25/22                          766                             154 (g,h,o)
Federal National Mortgage Assoc. (Class B)
5.13%                                      12/25/22                          759                             640 (d,f,h)
Federal National Mortgage Assoc. (Class H)
5.00%                                      10/25/22                       34,535                           3,111 (g,h,o)
Federal National Mortgage Assoc. REMIC
6.92%                                      08/25/37                      588,460                          67,791 (g,i,o)
                                                                                                       1,901,085

Asset Backed - 1.1%
Bear Stearns Asset Backed Securities Trust (Class A)
0.68%                                      01/25/34                        4,004                           2,263 (d,h,i)
Chase Funding Mortgage Loan Asset-Backed Certificates
0.81%                                      03/25/32                        4,960                           2,817 (d,h,i)
Discover Card Master Trust I (Class A)
0.48%                                      04/17/12                    3,500,000                       3,494,096 (d,h,i,n)
6.02%                                      06/16/15                       90,000                          74,557 (d,i)
Discover Card Master Trust I (Class B) (Series 2)
10.22%                                     05/15/12                      140,000                         119,760 (d,i)
Fleet Home Equity Loan Trust (Class A)
0.57%                                      01/20/33                        5,714                           3,453 (d,h,i)
Mid-State Trust
7.54%                                      07/01/35                        2,909                           2,005 (h)
Residential Asset Mortgage Products Inc.
0.28%                                      03/25/34                          241                             228 (d,h,i)
Residential Asset Securities Corp.
0.81%                                      07/25/32                        1,914                             730 (d,h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                      07/25/30                        3,140                           2,952 (h,i)
Triad Auto Receivables Owner Trust (Class A)
0.52%                                      02/12/14                    2,000,000                       1,707,219 (d,i,n)
Wells Fargo Home Equity Trust
3.97%                                      05/25/34                        5,428                           5,224 (h,i)
                                                                                                       5,415,304

Corporate Notes - 6.8%
Abbott Laboratories
5.88%                                      05/15/16                      146,000                         159,231
AMC Entertainment Inc.
8.75%                                      06/01/19                      368,000                         345,920 (b)
American Electric Power Company, Inc. (Series C)
5.38%                                      03/15/10                      300,000                         306,867 (h)
American Express Company
8.13%                                      05/20/19                       74,000                          76,792
Anheuser-Busch InBev Worldwide Inc.
7.20%                                      01/15/14                      137,000                         147,292 (b)
7.75%                                      01/15/19                       68,000                          74,369 (b)
ARAMARK Corp.
8.50%                                      02/01/15                      310,000                         300,700
Archer-Daniels-Midland Co.
6.45%                                      01/15/38                      214,000                         232,021 (h)
Arizona Public Service Co.
6.25%                                      08/01/16                       45,000                          44,315 (h)
AT&T Inc.
6.40%                                      05/15/38                      572,000                         559,938
6.70%                                      11/15/13                      188,000                         206,466
Banco Nacional de Desenvolvimento Economico e Social
6.50%                                      06/10/19                      300,000                         300,600 (b)
Bank of America Corp.
4.88%                                      01/15/13                      190,000                         187,714
5.75%                                      12/01/17                      355,000                         316,102
7.38%                                      05/15/14                      210,000                         216,933
Berkshire Hathaway Finance Corp.
5.00%                                      08/15/13                      353,000                         370,326
Bristol-Myers Squibb Co.
5.45%                                      05/01/18                      138,000                         146,210
5.88%                                      11/15/36                       47,000                          48,394 (h)
Bunge Ltd. Finance Corp.
8.50%                                      06/15/19                      118,000                         123,387
Cargill Inc.
5.20%                                      01/22/13                      218,000                         220,578 (b)
6.00%                                      11/27/17                       91,000                          90,579 (b)
Carolina Power & Light Co.
5.15%                                      04/01/15                       34,000                          35,769 (h)
5.70%                                      04/01/35                       17,000                          16,855 (h)
6.13%                                      09/15/33                       14,000                          14,750 (h)
CBS Corp.
8.88%                                      05/15/19                       74,000                          72,121
Chesapeake Energy Corp.
7.25%                                      12/15/18                      322,000                         280,140
Citigroup, Inc.
5.13%                                      05/05/14                      160,000                         145,655
6.13%                                      11/21/17                      115,000                         100,828
6.50%                                      08/19/13                      320,000                         310,841
8.50%                                      05/22/19                      167,000                         169,879
Clarendon Alumina Production Ltd.
8.50%                                      11/16/21                      105,000                          78,750 (b,h)
CME Group Inc.
5.40%                                      08/01/13                      286,000                         300,485
Community Health Systems, Inc.
8.88%                                      07/15/15                      322,000                         315,560 (h)
ConocoPhillips
6.00%                                      01/15/20                      216,000                         231,272
Consolidated Edison Company of New York Inc.
5.85%                                      04/01/18                      111,000                         116,632
6.65%                                      04/01/19                      111,000                         123,423
7.13%                                      12/01/18                      300,000                         340,803
Corp Nacional del Cobre de Chile - CODELCO
7.50%                                      01/15/19                       69,000                          78,814 (b)
COX Communications Inc.
6.25%                                      06/01/18                      119,000                         117,635 (b)
7.13%                                      10/01/12                       28,000                          30,099 (h)
7.75%                                      11/01/10                       85,000                          88,485 (h)
Credit Suisse
5.50%                                      05/01/14                      334,000                         347,006
6.00%                                      02/15/18                      242,000                         241,595
CSX Corp.
6.25%                                      03/15/18                      132,000                         133,129
CVS Caremark Corp.
5.75%                                      06/01/17                      110,000                         110,568 (h)
6.60%                                      03/15/19                       66,000                          70,521
DASA Finance Corp.
8.75%                                      05/29/18                       64,000                          62,963
DBS Bank Ltd.
7.88%                                      08/10/09                      130,000                         130,635 (b,h)
Diageo Capital PLC
5.20%                                      01/30/13                       93,000                          96,722 (h)
7.38%                                      01/15/14                      122,000                         138,037
Dover Corp.
6.50%                                      02/15/11                       75,000                          79,927 (h)
Duke Energy Indiana Inc.
6.35%                                      08/15/38                    1,172,000                       1,286,108
Dynegy Holdings Inc.
7.50%                                      06/01/15                      322,000                         268,467
Eli Lilly & Co.
4.20%                                      03/06/14                      194,000                         199,735
Emerson Electric Company
5.00%                                      04/15/19                       93,000                          93,565
EOG Resources, Inc.
5.88%                                      09/15/17                      153,000                         162,730
6.88%                                      10/01/18                      180,000                         204,404
ERP Operating LP (REIT)
5.25%                                      09/15/14                       74,000                          70,254
European Investment Bank
4.88%                                      01/17/17                      300,000                         315,703
GlaxoSmithKline Capital Inc.
4.85%                                      05/15/13                      190,000                         198,748
6.38%                                      05/15/38                      114,000                         123,967
Golden West Financial Corp.
4.75%                                      10/01/12                       10,000                          10,131 (h)
HCA Inc.
9.25%                                      11/15/16                      282,000                         277,770
Hewlett-Packard Co.
5.50%                                      03/01/18                      107,000                         112,478
Host Hotels & Resorts LP (REIT)
9.00%                                      05/15/17                      391,000                         372,427 (b)
HSBC Bank USA N.A.
4.63%                                      04/01/14                      195,000                         191,448
HSBC Finance Corp.
6.75%                                      05/15/11                       60,000                          61,692 (h)
HSBC Holdings PLC
6.80%                                      06/01/38                      250,000                         251,241
IIRSA Norte Finance Ltd.
8.75%                                      05/30/24                      116,794                         108,619 (b,h)
Ingles Markets, Inc.
8.88%                                      05/15/17                      175,000                         172,375 (b)
Intergen N.V.
9.00%                                      06/30/17                      194,000                         183,815 (b,h)
International Business Machines Corp.
4.75%                                      11/29/12                      125,000                         134,032 (h)
Johnson & Johnson
5.85%                                      07/15/38                      110,000                         117,888
JPMorgan Chase & Co.
6.40%                                      05/15/38                      170,000                         170,429
7.00%                                      11/15/09                       55,000                          55,861 (h)
JPMorgan Chase Bank
5.88%                                      06/13/16                      180,000                         173,481
Kellogg Co.
5.13%                                      12/03/12                      106,000                         113,310
Kimberly-Clark Corp.
7.50%                                      11/01/18                       62,000                          74,609
Korea Hydro & Nuclear Power Company Ltd.
6.25%                                      06/17/14                      100,000                          99,752 (b)
Kraft Foods Inc.
6.75%                                      02/19/14                       62,000                          68,000
Kreditanstalt fuer Wiederaufbau
3.50%                                      03/10/14                    1,110,000                       1,130,714
4.13%                                      10/15/14                      321,000                         324,478
4.50%                                      07/16/18                      412,000                         422,106
Majapahit Holding BV
7.25%                                      10/17/11                      200,000                         196,000 (b)
7.75%                                      10/17/16                      100,000                          88,000 (b)
McDonald's Corp.
6.30%                                      03/01/38                      152,000                         164,562
Merrill Lynch & Company Inc.
6.05%                                      08/15/12                      113,000                         113,299
6.88%                                      04/25/18                      233,000                         215,655
MetLife, Inc. (Series A)
6.82%                                      08/15/18                      246,000                         247,749
Midamerican Energy Holdings Co.
6.13%                                      04/01/36                       45,000                          44,481 (h)
Morgan Stanley
5.05%                                      01/21/11                       98,000                          99,932
6.00%                                      04/28/15                      133,000                         132,653
7.30%                                      05/13/19                      274,000                         284,124
Morgan Stanley (Series F)
6.63%                                      04/01/18                      100,000                          99,691
Munich Re America Corp. (Series B)
7.45%                                      12/15/26                       70,000                          64,483 (h)
New York Life Global Funding
5.38%                                      09/15/13                      122,000                         126,269 (b)
NGPL Pipeco LLC
7.12%                                      12/15/17                      107,000                         112,158 (b)
Northern States Power Co.
6.25%                                      06/01/36                       15,000                          16,428 (h)
Northern Trust Corp.
4.63%                                      05/01/14                      132,000                         135,644
NorthWestern Corp.
5.88%                                      11/01/14                       82,000                          83,402 (h)
Novartis Capital Corp.
4.13%                                      02/10/14                      180,000                         185,287
NRG Energy, Inc.
7.38%                                      02/01/16                      285,000                         269,681
Oncor Electric Delivery Company
5.95%                                      09/01/13                      303,000                         315,286
OPTI Canada Inc.
8.25%                                      12/15/14                       92,000                          60,720
Oracle Corp.
5.00%                                      07/08/19                      148,000                         147,448
5.75%                                      04/15/18                       44,000                          46,413
Pacific Gas & Electric Co.
5.80%                                      03/01/37                      125,000                         125,625
Pacificorp
6.25%                                      10/15/37                        6,000                           6,538
Parker Hannifin Corp.
5.50%                                      05/15/18                      172,000                         175,890
Pemex Finance Ltd.
9.03%                                      02/15/11                       36,050                          38,573 (h)
PepsiAmericas, Inc.
5.00%                                      05/15/17                       53,000                          50,490
PepsiCo, Inc.
5.00%                                      06/01/18                      126,000                         129,505
7.90%                                      11/01/18                      168,000                         204,389
Petroleos Mexicanos
8.00%                                      05/03/19                       34,000                          36,890 (b)
Pfizer Inc.
6.20%                                      03/15/19                      130,000                         142,171
7.20%                                      03/15/39                       66,000                          78,369
JP Morgan Chase & Co.
5.38%                                      10/01/12                       97,000                         101,586
Potomac Electric Power Co.
7.90%                                      12/15/38                       47,000                          58,026
President and Fellows of Harvard College
5.00%                                      01/15/14                      100,000                         106,657 (b)
Princeton University (Series A)
4.95%                                      03/01/19                       45,000                          45,549
5.70%                                      03/01/39                       38,000                          38,051
Principal Financial Group, Inc.
8.88%                                      05/15/19                      216,000                         226,760
Prudential Financial, Inc.
7.38%                                      06/15/19                      148,000                         145,311
Public Service Company of Colorado
7.88%                                      10/01/12                      115,000                         133,231 (h)
RailAmerica, Inc.
9.25%                                      07/01/17                      322,000                         310,730 (b)
Rio Tinto Finance USA Ltd.
8.95%                                      05/01/14                       74,000                          82,232
9.00%                                      05/01/19                       99,000                         110,039
Roche Holdings Inc.
6.00%                                      03/01/19                      122,000                         130,086 (b)
Rogers Communications Inc.
6.80%                                      08/15/18                      320,000                         343,048
Sabine Pass LNG LP
7.25%                                      11/30/13                       70,000                          59,325
7.50%                                      11/30/16                       80,000                          64,600
Safeway Inc.
6.25%                                      03/15/14                       98,000                         105,168
Security Benefit Life Insurance
8.75%                                      05/15/16                       75,000                          22,500 (b)
Simon Property Group LP (REIT)
6.75%                                      05/15/14                       74,000                          74,355
Southern California Edison Co.
5.50%                                      08/15/18                      393,000                         416,925
Standard Chartered Bank Hong Kong Ltd.
4.38%                                      12/03/14                      100,000                          96,000 (i)
Talisman Energy Inc.
7.75%                                      06/01/19                       52,000                          57,605
Teck Resources Ltd.
9.75%                                      05/15/14                      142,000                         146,970 (b)
10.75%                                     05/15/19                      214,000                         230,050 (b)
Telecom Italia Capital S.A.
6.20%                                      07/18/11                      228,000                         236,025
7.18%                                      06/18/19                      208,000                         210,849
Telefonica Emisiones SAU
5.86%                                      02/04/13                      150,000                         158,121
5.88%                                      07/15/19                      148,000                         152,587
Tesco PLC
5.50%                                      11/15/17                      100,000                         101,863 (b)
The Allstate Corp.
7.45%                                      05/16/19                      104,000                         112,513
The Bear Stearns Companies LLC
6.95%                                      08/10/12                      775,000                         842,312 (h)
The Goldman Sachs Group, Inc.
6.00%                                      05/01/14                      831,000                         867,281
6.60%                                      01/15/12                       34,000                          36,201 (h)
7.50%                                      02/15/19                      304,000                         325,515
The Kroger Co.
6.15%                                      01/15/20                      228,000                         232,955
The Potomac Edison Co.
5.35%                                      11/15/14                       15,000                          14,354 (h)
The Procter & Gamble Co.
5.50%                                      02/01/34                       63,000                          64,194
The Toledo Edison Company
7.25%                                      05/01/20                       66,000                          73,486
The Travelers Companies, Inc.
5.80%                                      05/15/18                      112,000                         115,123
Thomson Reuters Corp.
5.95%                                      07/15/13                      229,000                         234,261
6.50%                                      07/15/18                      115,730                         120,443
TIAA Global Markets Inc.
4.95%                                      07/15/13                      169,000                         173,707 (b)
Ticketmaster Entertainment, Inc.
10.75%                                     07/28/16                    1,000,000                         890,000 (b)
Time Warner Cable Inc.
6.20%                                      07/01/13                      134,000                         141,188
6.75%                                      07/01/18                      644,000                         670,770
8.25%                                      04/01/19                       64,000                          72,615
8.75%                                      02/14/19                      190,000                         221,339
TransCanada Pipelines Ltd.
6.50%                                      08/15/18                       46,000                          50,045
Transocean Inc.
6.00%                                      03/15/18                      105,000                         109,160
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.00%                                      02/11/10                      100,000                         100,619
United Technologies Corp.
6.13%                                      07/15/38                      128,000                         138,934
Vedanta Resources PLC
9.50%                                      07/18/18                      100,000                          83,000 (b)
Verizon Communications Inc.
5.25%                                      04/15/13                      228,000                         239,282
6.35%                                      04/01/19                      568,000                         590,885
6.40%                                      02/15/38                       50,000                          48,950
6.90%                                      04/15/38                      114,000                         118,925
8.75%                                      11/01/18                      154,000                         182,410
Verizon Global Funding Corp.
7.25%                                      12/01/10                      118,000                         125,640
Verizon Pennsylvania Inc.
8.75%                                      08/15/31                       52,000                          58,878 (h)
Verizon Wireless Capital LLC
5.55%                                      02/01/14                      316,000                         335,474 (b)
7.38%                                      11/15/13                      336,000                         375,819 (b)
Walgreen Co.
4.88%                                      08/01/13                      207,000                         219,640
5.25%                                      01/15/19                      249,000                         259,027
Wal-Mart Stores, Inc.
5.80%                                      02/15/18                      226,000                         246,192
6.20%                                      04/15/38                      170,000                         186,716
WEA Finance LLC
7.50%                                      06/02/14                      220,000                         218,136 (b)
WellPoint, Inc.
6.00%                                      02/15/14                       74,000                          75,362
Wells Fargo & Co.
4.38%                                      01/31/13                      105,000                         105,904
5.63%                                      12/11/17                       50,000                          49,217
Westar Energy, Inc.
7.13%                                      08/01/09                       76,000                          75,970 (h)
Wyeth
5.50%                                      03/15/13                      237,000                         253,378
XTO Energy Inc.
6.38%                                      06/15/38                       87,000                          87,027
6.50%                                      12/15/18                       50,000                          53,642
                                                                                                      34,203,513

Non-Agency Collateralized Mortgage Obligations - 1.2%
Banc of America Commercial Mortgage Inc. (Class C)
5.88%                                      04/10/49                      100,000                          20,844 (h,i,n)
Banc of America Funding Corp.
5.61%                                      03/20/36                       66,881                           5,987 (h,i,n)
5.70%                                      02/20/36                      134,622                          14,128 (h,i,n)
Banc of America Mortgage Securities Inc. (Class B)
5.36%                                      01/25/36                       67,036                           5,582 (h,i)
Bear Stearns Commercial Mortgage Securities
5.33%                                      02/11/44                      200,000                         161,861
5.61%                                      06/11/50                      210,000                         189,700
5.69%                                      06/11/50                      140,000                         114,660 (i)
Bear Stearns Commercial Mortgage Securities (Class A)
5.54%                                      10/12/41                      290,000                         246,351
5.63%                                      04/12/38                      600,000                         587,314 (h,i)
5.92%                                      06/11/50                      120,000                          66,163 (i)
Bear Stearns Commercial Mortgage Securities (Class D)
6.18%                                      09/11/42                       30,000                           4,828 (h,i,n)
Countrywide Alternative Loan Trust
5.94%                                      05/25/36                       17,565                              18 (h,i,n)
6.00%                                      03/25/36 - 08/25/36            67,826                             109 (h,n)
Countrywide Alternative Loan Trust (Class B)
6.00%                                      05/25/36 - 08/25/36            33,560                             668 (h,n)
Credit Suisse Mortgage Capital Certificates (Class C)
5.64%                                      02/25/36                       24,025                           2,118 (h,i,n)
CS First Boston Mortgage Securities Corp.
0.83%                                      07/15/37                      322,452                           5,376 (h,i,n)
5.34%                                      10/25/35                       29,150                           3,207 (h,i,n)
Indymac INDA Mortgage Loan Trust
5.15%                                      01/25/36                      135,374                           4,657 (h,i,n)
Indymac INDA Mortgage Loan Trust (Class B)
5.15%                                      01/25/36                      135,046                          13,166 (h,i,n)
JP Morgan Alternative Loan Trust
0.37%                                      10/25/36                      391,959                         347,955 (d,h,i)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.34%                                      08/12/37                      300,000                         267,031 (i)
6.07%                                      02/12/51                      330,000                         204,824
6.26%                                      02/15/51                      160,000                          72,084 (i)
6.40%                                      02/12/51                       50,000                           3,333 (i,n)
LB-UBS Commercial Mortgage Trust
0.92%                                      01/18/12                      509,679                           6,383 (h,i,n)
4.95%                                      09/15/30                      130,000                         111,386
5.66%                                      03/15/39                      600,000                         504,785 (h,i)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%                                      07/15/40                       90,000                           5,784 (i,n)
LB-UBS Commercial Mortgage Trust (Class X)
0.30%                                      12/15/39                      432,314                           4,710 (h,i,n)
MLCC Mortgage Investors Inc.
5.22%                                      02/25/36                       49,996                           3,030 (h,i)
Morgan Stanley Capital I
5.16%                                      10/12/52                       80,000                          67,814 (i)
5.28%                                      12/15/43                      500,000                         476,727 (h)
5.33%                                      12/15/43                      500,000                         373,910 (h)
5.44%                                      02/12/44                    1,000,000                         840,360 (b)
5.69%                                      04/15/49                      700,000                         510,246 (i)
7.11%                                      04/15/33                        4,647                           4,640 (h,i)
Morgan Stanley Capital I (Class A)
5.36%                                      02/12/44                      900,000                         821,874
Nomura Asset Securities Corp. (Class A)
6.59%                                      03/15/30                        1,062                           1,063 (h)
Puma Finance Ltd. (Class A)
1.33%                                      10/11/34                        7,321                           6,295 (h,i)
Residential Accredit Loans Inc.
6.00%                                      01/25/36                      321,176                          14,328 (h,n)
Structured Asset Securities Corp. (Class X)
2.17%                                      02/25/28                       20,478                               1 (i,n)
Wells Fargo Mortgage Backed Securities Trust
5.50%                                      01/25/36 - 03/25/36           231,315                          41,568 (h)
Wells Fargo Mortgage Backed Securities Trust (Class B)
5.50%                                      03/25/36                      137,266                          27,425 (h)
                                                                                                       6,164,293

Sovereign Bonds - 0.2%
Government of Brazil
8.00%                                      01/15/18                      109,000                         122,080 (h)
Government of Dominican
9.50%                                      09/27/11                      144,367                         142,923
Government of Indonesia
11.63%                                     03/04/19                      100,000                         126,625 (b)
Government of Korea
5.75%                                      04/16/14                       45,000                          46,111
Government of Manitoba Canada
4.90%                                      12/06/16                       75,000                          77,588 (h)
Government of Panama
6.70%                                      01/26/36                       75,000                          72,750
Government of Quebec Canada
5.00%                                      07/17/09                       60,000                          60,071 (h)
7.50%                                      09/15/29                      110,000                         134,874
Government of Ukraine
7.75%                                      09/23/09                      100,000                          94,000
Government of Venezuela
5.38%                                      08/07/10                      107,000                         100,312
10.75%                                     09/19/13                       16,000                          13,200
                                                                                                         990,534

Muncipal Bonds and Notes - 0.1%
Dallas Area Rapid Transit
6.00%                                      12/01/44                       90,000                          91,177
New Jersey State Turnpike Authority
7.41%                                      01/01/40                      395,000                         459,804
New Jersey Transportation Trust Fund Authority
6.88%                                      12/15/39                       65,000                          66,142
                                                                                                         617,123

Total Bonds and Notes                                                                                137,554,251
(Cost $139,201,168)



                                                                         Number of
                                                                          Shares                          Value
------------------------------------------------------------------------------------------------------------------------------------
Exchange Traded Funds - 0.5%
------------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                         40,723                       $ 487,454 (l)
Industrial Select Sector SPDR Fund                                        87,199                       1,914,890 (l)

Total Exchange Traded Funds                                                                            2,402,344
(Cost $3,939,123)

------------------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.2%
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                      790,889 (j)
(Cost $1,437,979)

Total Investments in Securities                                                                      419,984,715
(Cost $471,619,831)

------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 20.0%
------------------------------------------------------------------------------------------------------------------------------------

Short-Term Investments - 18.4%
GE Money Market Fund Institutional Class
0.28%                                                                                                 93,458,254 (d,m)


                                                                      Principal
                                                                       Amount
------------------------------------------------------------------------------------------------------------------------------------

U.S. Governments - 1.6%
U.S. Treasury Bill
0.12%                                      07/02/09                   8,000,000                        7,999,991 (d)

Total Short-Term Investments                                                                         101,458,245
(Cost $101,458,218)

Total Investments                                                                                    521,442,960
(Cost $573,078,049)

Liabilities in Excess of Other Assets, net - (2.9)%                                                  (14,787,687)


                                                                                                -----------------
NET ASSETS - 100.0%                                                                                  506,655,273
                                                                                                =================



------------------------------------------------------------------------------------------------------------------------------------
Other Information
------------------------------------------------------------------------------------------------------------------------------------

The GE Institutional Strategic Investment Fund had the following long future contract open at June 30, 2009 (unaudited):

                                                                     Number of      Current Notional     Unrealized Appreciation/
    Description                                Expiration date      Contracts          Value                  (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
S&P Midcap 400 EMini Index Futures               9/18/2009              15            $ 865,050                 $ 7,170
2 Yr. US Treasury Note Futures                   9/30/2009              12            2,594,625                  17,030
5 Yr. US Treasury Note Futures                   9/30/2009               9            1,032,469                  (8,470)

------------------------------------------------------------------------------------------------------------------------------------
Other Information
------------------------------------------------------------------------------------------------------------------------------------

The GE Institutional Strategic Investment Fund had the following short future contract open at June 30, 2009 (unaudited):

                                                                    Number of       Current Notional     Unrealized Appreciation/
    Description                                Expiration date      Contracts          Value                  (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------

DJ Euro Stoxx 50 Index Futures                 9/18/2009              5            $(168,178)                   $ 5,555
FTSE 100 Index Futures                         9/18/2009              1              (69,464)                     3,294
Topix Index Futures                            9/112009               1              (95,818)                      (674)
10 Yr. US Treasury Note Futures                9/21/2009            112          (13,021,750)                  (144,571)


                                                                                                      -----------------
                                                                                                             $ (120,666)
                                                                                                      =================


The GE Institutional Strategic Investment Fund was invested in the following Countries at June 30, 2009 (unaudited):

Country                                                                                     Percentage (based on Market Value)
------------------------------------------------------------------------------------------------------------------------------------

United States                                                                                             76.50%
United Kingdom                                                                                             3.47%
Japan                                                                                                      3.25%
France                                                                                                     2.85%
Switzerland                                                                                                2.27%
Canada                                                                                                     1.83%
Germany                                                                                                    1.78%
Spain                                                                                                      1.02%
Brazil                                                                                                     0.88%
China                                                                                                      0.85%
Australia                                                                                                  0.57%
South Korea                                                                                                0.56%
Italy                                                                                                      0.48%
Taiwan                                                                                                     0.46%
India                                                                                                      0.42%
Netherlands                                                                                                0.42%
South Africa                                                                                               0.31%
Finland                                                                                                    0.24%
Mexico                                                                                                     0.25%
Hong Kong                                                                                                  0.20%
Singapore                                                                                                  0.18%
Luxembourg                                                                                                 0.17%
Ireland                                                                                                    0.13%
Russia                                                                                                     0.12%
Chile                                                                                                      0.12%
Sweden                                                                                                     0.10%
Indonesia                                                                                                  0.10%
Denmark                                                                                                    0.08%
Turkey                                                                                                     0.07%
Cayman Islands                                                                                             0.05%
Israel                                                                                                     0.05%
Greece                                                                                                     0.03%
Philippines                                                                                                0.03%
Dominican Republic                                                                                         0.03%
Czech Republic                                                                                             0.02%
Malaysia                                                                                                   0.02%
Venezuela                                                                                                  0.02%
Peru                                                                                                       0.02%
Jamaica                                                                                                    0.02%
Egypt                                                                                                      0.01%
Panama                                                                                                     0.01%
Thailand                                                                                                   0.01%


                                                                                                -----------------
                                                                                                         100.00%
                                                                                                =================

The GE Institutional Strategic Investment Fund was invested in the following
Sectors at June 30, 2009 (unaudited):

Sector                                                                                   Percentage (based on Market Value)
------------------------------------------------------------------------------------------------------------------------------------

Short-Term                                                                                                19.46%
Agency Mortgage Backed                                                                                     8.60%
Corporate Notes                                                                                            6.56%
U.S. Treasuries                                                                                            6.16%
Oil, Gas & Consumable Fuels                                                                                3.71%
Commercial Banks                                                                                           3.59%
Capital Markets                                                                                            3.21%
Communications Equipment                                                                                   2.68%
Federal Agencies                                                                                           2.17%
Software                                                                                                   2.12%
Media                                                                                                      2.07%
Energy Equipment & Services                                                                                1.99%
Pharmaceuticals                                                                                            1.78%
Wireless Telecommunication Services                                                                        1.78%
Biotechnology                                                                                              1.75%
Insurance                                                                                                  1.73%
Chemicals                                                                                                  1.61%
Healthcare Equipment & Supplies                                                                            1.61%
Metals & Mining                                                                                            1.58%
Food Products                                                                                              1.41%
Semiconductors & Semiconductor Equipment                                                                   1.37%
Beverages                                                                                                  1.30%
Non-Agency Collateralized Mortgage Obligations                                                             1.18%
IT Services                                                                                                1.17%
Specialty Retail                                                                                           1.15%
Diversified Financial Services                                                                             1.15%
Healthcare Providers & Services                                                                            1.15%
Commercial Services & Supplies                                                                             1.06%
Asset Backed                                                                                               1.05%
Multi-Utilities                                                                                            1.01%
Electric Utilities                                                                                         0.83%
Internet Software & Services                                                                               0.78%
Real Estate Management & Development                                                                       0.78%
Aerospace & Defense                                                                                        0.75%
Industrial Conglomerates                                                                                   0.71%
Diversified Telecommunication Services                                                                     0.69%
Food & Staples Retailing                                                                                   0.67%
Personal Products                                                                                          0.61%
Household Products                                                                                         0.57%
Life Sciences Tools & Services                                                                             0.54%
Construction & Engineering                                                                                 0.48%
Exchange Traded Fund                                                                                       0.46%
Computers & Peripherals                                                                                    0.46%
Machinery                                                                                                  0.43%
Hotels Restaurants & Leisure                                                                               0.42%
Electrical Equipment                                                                                       0.38%
Multiline Retail                                                                                           0.38%
Agency Collateralized Mortgage Obligations                                                                 0.36%
Automobiles                                                                                                0.32%
Electronic Equipment, Instruments & Components                                                             0.30%
Road & Rail                                                                                                0.26%
Professional Services                                                                                      0.26%
Tobacco                                                                                                    0.20%
Sovereign Bonds                                                                                            0.19%
Textiles Apparel & Luxury Goods                                                                            0.19%
Other Investments                                                                                          0.15%
Construction Materials                                                                                     0.15%
Municipal Bonds And Notes                                                                                  0.10%
Water Utilities                                                                                            0.10%
Real Estate Investment Trusts (REIT's)                                                                     0.08%
Thrifts & Mortgage Finance                                                                                 0.05%
Gas Utilities                                                                                              0.05%
Household Durables                                                                                         0.04%
Paper & Forest Products                                                                                    0.04%
Auto Components                                                                                            0.02%
Muncipal Bonds And Notes                                                                                   0.02%
Independent Power Producers & Energy Traders                                                               0.01%
Transportation Infrastructure                                                                              0.01%



                                                                                                -----------------
                                                                                                         100.00%
                                                                                                =================


        GE Institutional Income Fund

        Schedule of Investments - June 30, 2009 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                           Principal                         Value
                                                                            Amount
Bonds and Notes - 102.0%
------------------------------------------------------------------------------------------------------------------------------------

U.S. Treasuries - 23.2%
U.S. Treasury Bonds
3.50%                                         02/15/39                    $5,544,100                     $4,793,928
4.50%                                         05/15/38                     1,753,100                      1,809,802
U.S. Treasury Notes
0.76%                                         01/31/11                     1,316,700                      1,317,424 (d)
0.95%                                         03/31/11                     8,188,100                      8,176,907 (d)
1.04%                                         04/30/11                     9,798,000                      9,769,292 (d)
1.06%                                         05/31/11                     5,200,000                      5,181,332 (d)
1.25%                                         11/30/10                       318,700                        321,052
1.75%                                         03/31/14                     9,266,800                      8,962,738
1.88%                                         02/28/14 - 04/30/14         11,406,800                     11,102,261
2.25%                                         05/31/14                     5,509,000                      5,434,959
2.38%                                         03/31/16                       165,400                        157,608
2.75%                                         02/15/19                     8,177,600                      7,658,813
3.50%                                         02/15/18                         5,600
                                                                                                              5,628
3.63%                                         10/31/09                     8,399,000                      8,491,523
3.75%                                         11/15/18                       881,400                        896,622
4.50%                                         11/15/10 - 05/15/17            205,000                        219,749
4.63%                                         11/15/09                     1,865,000                      1,894,724
                                                                                                         76,194,362

Federal Agencies - 9.7%
Federal Home Loan Banks
5.00%                                         11/17/17                     1,400,000                      1,489,760 (h)
Federal Home Loan Mortgage Corp.
4.13%                                         12/21/12 - 09/27/13          4,838,000                      5,139,844
4.88%                                         02/09/10                     4,960,000                      5,093,563 (h)
5.13%                                         11/17/17                     6,400,000                      7,024,179
Federal National Mortgage Assoc.
2.75%                                         03/13/14                     2,840,000                      2,833,922
3.63%                                         02/12/13                     1,966,000                      2,067,105 (h)
3.88%                                         07/12/13                     7,812,000                      8,223,067 (h)
                                                                                                         31,871,440

Agency Mortgage Backed - 32.1%
Federal Home Loan Mortgage Corp.
4.50%                                         06/01/33 - 02/01/35            512,415                        511,715 (h)
5.00%                                         03/01/35 - 06/01/39          7,771,941                      7,920,339 (h)
5.50%                                         05/01/20 - 04/01/39          4,172,581                      4,335,113 (h)
6.00%                                         04/01/17 - 11/01/37          3,634,264                      3,804,810 (h)
6.50%                                         01/01/27 - 08/01/36          1,433,854                      1,531,731 (h)
7.00%                                         10/01/16 - 08/01/36            297,104                        321,843 (h)
7.50%                                         11/01/09 - 09/01/33             39,281                         42,391 (h)
8.00%                                         11/01/30                        41,849                         46,371 (h)
8.50%                                         04/01/30 - 05/01/30             68,145                         75,043 (h)
9.00%                                         12/01/16                         3,094                                (h)
                                                                                                              3,411
9.50%                                         04/01/21                                                              (h)
                                                                                 257                            285
Federal National Mortgage Assoc.
4.00%                                         05/01/19 - 06/01/19            439,488                        447,775 (h)
4.50%                                         05/01/18 - 02/01/35          2,152,331                      2,199,993 (h)
4.50%                                         02/01/20                        65,662                         67,712 (h,n)
5.00%                                         07/01/20 - 05/01/39          5,394,261                      5,508,314 (h)
5.26%                                         04/01/37                       347,872                        363,464 (i)
5.47%                                         04/01/37                       289,961                        303,856 (i)
5.50%                                         03/01/14 - 12/01/38         30,739,425                     31,876,741 (h)
5.50%                                         06/01/20                        69,607                         73,544 (h,n)
5.50%                                         10/01/24                        81,052                         81,010 (h,i)
5.50%                                         04/01/37                       273,551                        286,688 (i)
5.52%                                         04/01/37                       130,528                        136,717 (i)
5.59%                                         04/01/37                       352,231                        370,173 (i)
5.63%                                         03/01/37                        27,719                         29,034 (i)
5.68%                                         04/01/37                       260,281                        273,225 (i)
5.72%                                         04/01/37                       140,023                        147,155 (i)
6.00%                                         02/01/14 - 03/01/38          9,140,095                      9,586,419 (h)
6.00%                                         10/01/34 - 03/01/35            323,692                        340,310 (h,n)
6.04%                                         10/01/37                       434,456                        456,586 (i)
6.50%                                         07/01/17 - 08/01/36          3,348,300                      3,583,951 (h)
6.50%                                         10/01/34 - 12/01/34             66,765                         71,502 (h,n)
7.00%                                         08/01/13 - 06/01/36          1,053,799                      1,149,590 (h)
7.00%                                         10/01/34                        14,635                         15,972 (h,n)
7.50%                                         12/01/09 - 03/01/34            397,300                        432,348 (h)
8.00%                                         12/01/12 - 11/01/33            187,488                        204,573 (h)
8.50%                                         05/01/31                        10,640                         11,598 (h)
9.00%                                         04/01/16 - 12/01/22             20,655                         22,436 (h)
4.50%                                         TBA                          3,785,000                      3,776,718 (c)
5.00%                                         TBA                          2,748,000                      2,815,745 (c)
5.50%                                         TBA                          3,525,000                      3,639,518 (c)
6.00%                                         TBA                         10,361,000                     10,872,007 (c)
6.50%                                         TBA                          3,472,000                      3,697,680 (c)
7.00%                                         TBA                            480,000                        520,800 (c)
Government National Mortgage Assoc.
4.50%                                         08/15/33 - 09/15/34            898,894                        904,057 (h)
5.00%                                         08/15/33                       161,129                        164,529 (h,n)
6.00%                                         04/15/27 - 09/15/36            791,567                        831,455 (h)
6.50%                                         04/15/19 - 09/15/36            597,700                        638,708 (h)
6.50%                                         02/15/24 - 08/15/34             80,440                         85,997 (h,n)
7.00%                                         03/15/12 - 10/15/36            295,325                        318,488 (h)
7.00%                                         01/15/28 - 06/15/34             29,232                         31,779 (h,n)
7.50%                                         01/15/23 - 10/15/33             98,583                        107,970 (h)
7.50%                                         09/15/23 - 01/15/28              2,429                          2,667 (h,n)
8.00%                                         02/15/30 - 09/15/30              1,968                         2,228  (h)
8.50%                                         10/15/17                        13,351                         14,444 (h)
9.00%                                         11/15/16 - 12/15/21             82,090                         88,898 (h)
5.50%                                         TBA                            255,000                        263,287 (c)
                                                                                                        105,410,713

Agency Collateralized Mortgage Obligations - 2.0%
Collateralized Mortgage Obligation Trust (Class B)
8.78%                                         11/01/18                         1,401                          1,120 (d,f,h)

Federal Home Loan Mortgage Corp.
0.24%                                         09/25/43                     2,014,458                         11,508 (g,h,i,o)
2.88%                                         11/15/37                       713,815                        623,075 (d,f,h)
4.50%                                         01/15/14 - 03/15/19            575,696                         37,530 (g,h,o)
5.00%                                         03/15/11 - 12/01/34          3,437,924                        424,605 (g,h,o)
5.00%                                         05/15/38                       303,572                        296,844 (h)
5.50%                                         04/15/17 - 06/15/33            543,708                         72,249 (g,h,o)
6.48%                                         04/15/38                     1,525,873                        171,661 (g,i,o)
7.50%                                         01/15/16                        27,340                         28,314 (h)
7.50%                                         07/15/27                        17,164                          2,584(g,h,o)
8.00%                                         04/15/20                           482                            517 (h)
8.00%                                         02/01/23 - 07/01/24             15,711                          3,158 (g,h,o)
9.53%                                         12/15/33                       231,580                        221,472 (h,i)
14.75%                                        09/15/34                       388,551                        294,100 (d,f)
Federal Home Loan Mortgage Corp. REMIC
5.73%                                         08/15/37                     2,659,276                        237,473 (g,i,o)
5.75%                                         05/15/38                     1,575,582                        153,319 (g,i,o)
Federal Home Loan Mortgage STRIPS
4.60%                                         08/01/27                         3,749                          3,128 (d,f,h)
Federal National Mortgage Assoc.
1.19%                                         12/25/42                       439,288                         14,779 (g,h,i,o)
4.00%                                         02/25/28                         4,319                          4,325 (h)
4.50%                                         05/25/18                       131,860                          6,143 (g,h,o)
4.75%                                         11/25/14                        35,218                            505 (g,h,o)
5.00%                                         08/25/17 - 02/25/32            945,012                         95,197 (g,h,o)
5.00%                                         10/25/35 - 08/25/38            776,117                        755,114 (h)
5.50%                                         01/25/33                       364,289                        381,205
5.99%                                         03/25/37                     1,992,509                        191,679 (g,i,o)
6.46%                                         05/25/37                     3,280,014                        364,410 (g,i,o)
6.67%                                         03/25/38                     1,490,359                        166,454 (g,i,o)
6.69%                                         10/25/29                       456,828                         36,229 (g,h,i,o)
6.92%                                         01/25/36                       704,608                         71,955 (g,i,o)
7.19%                                         05/25/18                       551,342                         45,888 (g,h,i,o)
7.29%                                         09/25/42                     1,170,844                        198,845 (g,h,i,o)
7.39%                                         08/25/16                       186,753                         10,385 (g,h,i,o)
15.92%                                        03/25/31                       383,187                        425,013 (h,i)
Federal National Mortgage Assoc. (Class 1)
3.85%                                         11/01/34                       208,366                        182,916 (d,f,h)
4.50%                                         09/01/35 - 01/01/36          2,352,249                        331,896 (g,o)
5.00%                                         05/25/38                       720,546                        103,709 (g,o)
Federal National Mortgage Assoc. (Class 2)
4.50%                                         08/01/35                       689,429                        102,970 (g,o)
5.00%                                         08/01/34 - 03/25/38          2,116,524                        334,256 (g,o)
5.50%                                         12/01/33                       179,189                         27,543 (g,h,o)
7.50%                                         11/01/23                       100,190                          2,179 (g,h,o)
8.00%                                         08/01/23 - 07/01/24             34,071                          6,929 (g,h,o)
8.50%                                         03/01/17 - 07/25/22              3,261                            584 (g,h,o)
9.00%                                         05/25/22                         1,086                            219 (g,h,o)

Federal National Mortgage Assoc. (Class B)
5.13%                                         12/25/22                         1,076                            908 (d,f,h)

Federal National Mortgage Assoc. (Class H)
5.00%                                         10/25/22                       181,360                         16,337 (g,h,o)
Federal National Mortgage Assoc. (Class K)
1008.00%                                      05/25/22                            18                            373 (g,h,o)

Federal National Mortgage Assoc. REMIC
6.92%                                         08/25/37                     1,409,853                        162,415 (g,i,o)
                                                                                                          6,624,017

Asset Backed - 4.7%
Avis Budget Rental Car Funding AESOP LLC (Class A)
0.57%                                         04/20/11                     2,000,000                      1,765,144 (d,i,n)
Bear Stearns Asset Backed Securities Trust (Class A)
0.68%                                         01/25/34                        43,677                         24,680 (d,i)
Capital One Auto Finance Trust
0.34%                                         04/15/12                       815,594                        806,229 (d,h,i)
Chase Funding Mortgage Loan Asset-Backed Certificates
0.81%                                         03/25/32                        32,474                         18,444 (d,h,i)
Chase Issuance Trust (Class A)
0.47%                                         11/15/11                     4,000,000                      3,997,304 (d,i,n)
Countrywide Asset-Backed Certificates
1.17%                                         05/25/33                         1,323                                (i)
                                                                                                                760
Countrywide Asset-Backed Certificates (Class 2)
1.04%                                         06/25/33                                                              (d,i)
                                                                                 555                            213
Countrywide Asset-Backed Certificates (Class A)
0.87%                                         08/25/32                         7,464                                (d,h,i)
                                                                                                              2,728
1.11%                                         03/25/33                        43,274                         23,846 (i)
Discover Card Master Trust I (Class A)
0.48%                                         04/17/12                     4,000,000                      3,993,252 (d,h,i,n)
6.02%                                         06/16/15                       210,000                        173,965 (d,i)
Discover Card Master Trust I (Class B) (Series 2)
10.22%                                        05/15/12                       340,000                        290,845 (d,i)
First Franklin Mortgage Loan Asset Backed Certificates  (Class M)
0.89%                                         03/25/35                     2,000,000                      1,217,807 (d,i,n)
Fleet Home Equity Loan Trust (Class A)
0.57%                                         01/20/33                       133,142                         80,454 (d,i)
GMAC Mortgage Corp Loan Trust (Class 2)
0.49%                                         08/25/35                       770,520                        211,407 (d,i,n)
GSAMP Trust
0.28%                                         05/25/36                       303,354                        209,315 (b,d,i)
0.46%                                         12/25/35                        56,385                         53,798 (d,i)
Indymac Residential Asset Backed Trust (Class M)
2.31%                                         04/25/47                       133,000                          1,745 (h,i,n)

Mid-State Trust
7.54%                                         07/01/35                         4,760                          3,281 (h)

Nissan Auto Lease Trust
0.52%                                         02/15/13                     1,122,000                      1,112,163 (d,i,n)
Option One Mortgage Loan Trust (Class A)
1.15%                                         02/25/33                       644,383                        343,293 (i)
Residential Asset Mortgage Products Inc.
0.28%                                         03/25/34                           845                            797 (d,h,i)
Residential Asset Mortgage Products Inc. (Class A)
1.00%                                         06/25/32                         8,374                          4,191 (d,i)
Residential Asset Securities Corp.
0.81%                                         07/25/32                        10,469                          3,994 (d,h,i)
Residential Asset Securities Corp. (Class A)
0.89%                                         06/25/33                        11,191                          4,788 (d,i)
4.16%                                         07/25/30                        13,849                         13,021 (h,i)
SLM Student Loan Trust (Class A)
1.37%                                         06/15/18                        80,281                         77,492 (d,h,i)
Triad Auto Receivables Owner Trust (Class A)
0.52%                                         02/12/14                     1,000,000                        853,609 (d,h,i,n)
Wachovia Asset Securitization Inc. (Class A)
0.53%                                         06/25/34                        82,392                         32,309 (d,i)
Wells Fargo Home Equity Trust
3.97%                                         05/25/34                        55,246                         53,176 (h,i)
                                                                                                         15,374,050

Corporate Notes - 25.1%
Abbott Laboratories
5.88%                                         05/15/16                       361,000                        393,714 (h)
AMC Entertainment Inc.
8.75%                                         06/01/19                       881,000                        828,140 (b)
American Electric Power Company, Inc. (Series C)
5.38%                                         03/15/10                       665,000                        680,222 (h)
American Express Company
8.13%                                         05/20/19                       176,000                        182,640
Anheuser-Busch InBev Worldwide Inc.
7.20%                                         01/15/14                       337,000                        362,316 (b)
7.75%                                         01/15/19                       168,000                        183,734 (b)
ARAMARK Corp.
8.50%                                         02/01/15                       860,000                        834,200
Archer-Daniels-Midland Co.
6.45%                                         01/15/38                       588,000                        637,515 (h)
Arizona Public Service Co.
6.25%                                         08/01/16                       290,000                        285,587 (h)
AT&T Inc.
6.40%                                         05/15/38                       550,000                        538,402
6.70%                                         11/15/13                       476,000                        522,754
Banco Nacional de Desenvolvimento Economico e Social
6.50%                                         06/10/19                       800,000                        801,600 (b)
Bank of America Corp.
4.88%                                         01/15/13                     1,000,000                        987,970 (h)
5.75%                                         12/01/17                     2,045,000                      1,820,925 (h)
7.38%                                         05/15/14                       515,000                        532,003
Berkshire Hathaway Finance Corp.
5.00%                                         08/15/13                       889,000                        932,635 (h)
Bristol-Myers Squibb Co.
5.45%                                         05/01/18                       360,000                        381,419
5.88%                                         11/15/36                       138,000                        142,092 (h)
Bunge Ltd. Finance Corp.
8.50%                                         06/15/19                       283,000                        295,920
Cargill Inc.
5.20%                                         01/22/13                       125,000                        126,478 (b,h)
6.00%                                         11/27/17                       246,000                        244,862 (b,h)
Carolina Power & Light Co.
5.15%                                         04/01/15                       179,000                        188,313 (h)
5.70%                                         04/01/35                        92,000                         91,218 (h)
6.13%                                         09/15/33                       108,000                        113,784 (h)
CBS Corp.
8.88%                                         05/15/19                       176,000                        171,531
Chesapeake Energy Corp.
7.25%                                         12/15/18                       870,000                        756,900
Citigroup, Inc.
5.13%                                         05/05/14                       526,000                        478,842
6.50%                                         08/19/13                     1,052,000                      1,021,890
8.50%                                         05/22/19                       411,000                        418,085
Clarendon Alumina Production Ltd.
8.50%                                         11/16/21                       185,000                        138,750 (b,h)
CME Group Inc.
5.40%                                         08/01/13                       717,000                        753,315
Community Health Systems, Inc.
8.88%                                         07/15/15                       870,000                        852,600 (h)
ConocoPhillips
6.00%                                         01/15/20                       514,000                        550,342
Consolidated Edison Company of New York Inc.
5.85%                                         04/01/18                       794,000                        834,288
6.65%                                         04/01/19                       294,000                        326,905
7.13%                                         12/01/18                       400,000                        454,404
Corp Nacional del Cobre de Chile - CODELCO
7.50%                                         01/15/19                       170,000                        194,180 (b)
COX Communications Inc.
6.25%                                         06/01/18                       330,000                        326,215 (b)
7.13%                                         10/01/12                       185,000                        198,867 (h)
7.75%                                         11/01/10                       295,000                        307,094 (h)
Credit Suisse
5.50%                                         05/01/14                       828,000                        860,242
6.00%                                         02/15/18                       647,000                        645,916 (h)
CSX Corp.
6.25%                                         03/15/18                       328,000                        330,805
CVS Caremark Corp.
5.75%                                         06/01/17                       306,000                        307,581 (h)
6.60%                                         03/15/19                       156,000                        166,687
DASA Finance Corp.
8.75%                                         05/29/18                       152,000                        149,538
Diageo Capital PLC
5.20%                                         01/30/13                       286,000                        297,446 (h)
7.38%                                         01/15/14                       300,000                        339,436
Dover Corp.
6.50%                                         02/15/11                       225,000                        239,782 (h)
Duke Energy Indiana Inc.
6.35%                                         08/15/38                       431,000                        472,963
Dynegy Holdings Inc.
7.50%                                         06/01/15                       870,000                        725,363
Eli Lilly & Co.
4.20%                                         03/06/14                       484,000                        498,308
Emerson Electric Company
5.00%                                         04/15/19                       230,000                        231,398
Empresa Nacional del Petroleo
6.25%                                         07/08/19                       100,000                         99,144 (b)
EOG Resources, Inc.
5.88%                                         09/15/17                       385,000                        409,485
6.88%                                         10/01/18                       405,000                        459,910
ERP Operating LP (REIT)
5.25%                                         09/15/14                       177,000                        168,040
European Investment Bank
4.88%                                         01/17/17                       700,000                        736,642
GlaxoSmithKline Capital Inc.
4.85%                                         05/15/13                       392,000                        410,049
6.38%                                         05/15/38                       291,000                        316,443
Globo Comunicacao e Participacoes S.A.
7.25%                                         04/26/22                         5,000                          4,875 (b,h)

HCA Inc.
9.25%                                         11/15/16                       782,000                        770,270
Hewlett-Packard Co.
5.50%                                         03/01/18                       307,000                        322,716 (h)
Host Hotels & Resorts LP (REIT)
9.00%                                         05/15/17                       962,000                        916,305 (b)
HSBC Bank USA N.A.
4.63%                                         04/01/14                       175,000                        171,813 (h)
7.00%                                         01/15/39                       250,000                        264,268
HSBC Finance Corp.
6.75%                                         05/15/11                       220,000                        226,202 (h)
HSBC Holdings PLC
6.50%                                         05/02/36                       100,000                         97,653 (h)
6.80%                                         06/01/38                       500,000                        502,482
Hutchison Whampoa International 09 Ltd.
7.63%                                         04/09/19                       100,000                        110,914 (b)
IIRSA Norte Finance Ltd.
8.75%                                         05/30/24                       286,146                        266,116 (b,h)
Industrial Bank Of Korea
7.13%                                         04/23/14                       100,000                        103,116 (b)
Ingles Markets, Inc.
8.88%                                         05/15/17                       435,000                        428,475 (b)
Intergen N.V.
9.00%                                         06/30/17                       554,000                        524,915 (b,h)
International Business Machines Corp.
4.75%                                         11/29/12                       300,000                        321,677 (h)
Johnson & Johnson
5.85%                                         07/15/38                       274,000                        293,648
JPMorgan Chase & Co.
6.40%                                         05/15/38                       473,000                        474,192
7.00%                                         11/15/09                       805,000                        817,601 (h)
JPMorgan Chase Bank
5.88%                                         06/13/16                       135,000                        130,111 (h)
Kellogg Co.
5.13%                                         12/03/12                       262,000                        280,069
Kimberly-Clark Corp.
7.50%                                         11/01/18                       160,000                        192,540
Korea Hydro & Nuclear Power Company Ltd.
6.25%                                         06/17/14                       200,000                        199,504 (b)
Kraft Foods Inc.
6.75%                                         02/19/14                       156,000                        171,096
Kreditanstalt fuer Wiederaufbau
3.50%                                         03/10/14                     2,792,000                      2,844,102
4.13%                                         10/15/14                       990,000                      1,000,727
4.50%                                         07/16/18                       640,000                        655,698
Majapahit Holding BV
7.25%                                         10/17/11                       300,000                        294,000 (b)
7.75%                                         10/17/16                       100,000                         88,000 (b)
McDonald's Corp.
6.30%                                         03/01/38                       433,000                        468,785
MDC-GMTN B.V.
7.63%                                         05/06/19                       250,000                        252,500 (b)
Merrill Lynch & Company Inc.
6.05%                                         08/15/12                       289,000                        289,764
6.88%                                         04/25/18                       617,000                        571,068
MetLife, Inc. (Series A)
6.82%                                         08/15/18                       405,000                        407,879
Midamerican Energy Holdings Co.
6.13%                                         04/01/36                       245,000                        242,177 (h)
Morgan Stanley
5.05%                                         01/21/11                        45,000                         45,887
6.00%                                         04/28/15                       333,000                        332,131
7.30%                                         05/13/19                       696,000                        721,717
Morgan Stanley (Series F)
6.63%                                         04/01/18                       300,000                        299,072
Munich Re America Corp. (Series B)
7.45%                                         12/15/26                       235,000                        216,479 (h)
New York Life Global Funding
5.38%                                         09/15/13                       304,000                        314,636 (b)
NGPL Pipeco LLC
7.12%                                         12/15/17                       305,000                        319,702 (b)
Northern States Power Co.
6.25%                                         06/01/36                       115,000                        125,949 (h)
Northern Trust Corp.
4.63%                                         05/01/14                       332,000                        341,166
NorthWestern Corp.
5.88%                                         11/01/14                       412,000                        419,043 (h)
Novartis Capital Corp.
4.13%                                         02/10/14                       278,000                        286,165
NRG Energy, Inc.
7.38%                                         02/01/16                       780,000                        738,075
Oncor Electric Delivery Company
5.95%                                         09/01/13                       440,000                        457,841
OPTI Canada Inc.
8.25%                                         12/15/14                       330,000                        217,800
Oracle Corp.
5.00%                                         07/08/19                       356,000                        354,672
5.75%                                         04/15/18                       124,000                        130,801
Pacific Gas & Electric Co.
5.80%                                         03/01/37                       250,000                        251,249
Pacificorp
6.25%                                         10/15/37                        14,000                         15,255
Parker Hannifin Corp.
5.50%                                         05/15/18                       460,000                        470,402
Pemex Finance Ltd.
9.03%                                         02/15/11                       232,750                        249,043 (h)
PepsiAmericas, Inc.
5.00%                                         05/15/17                       132,000                        125,748
PepsiCo, Inc.
5.00%                                         06/01/18                       383,000                        393,655
7.90%                                         11/01/18                       507,000                        616,818
Petroleos Mexicanos
8.00%                                         05/03/19                        85,000                         92,225 (b)
Pfizer Inc.
6.20%                                         03/15/19                       322,000                        352,147
7.20%                                         03/15/39                       162,000                        192,361
JP Morgan Chase & Co.
5.38%                                         10/01/12                       281,000                        294,284
Potomac Electric Power Co.
7.90%                                         12/15/38                       117,000                        144,447
President and Fellows of Harvard College
5.00%                                         01/15/14                       300,000                        319,971 (b)
Princeton University (Series A)
4.95%                                         03/01/19                       111,000                        112,353
5.70%                                         03/01/39                        95,000                         95,127
Principal Financial Group, Inc.
8.88%                                         05/15/19                       514,000                        539,605
Prudential Financial, Inc.
7.38%                                         06/15/19                       354,000                        347,568
Public Service Company of Colorado
7.88%                                         10/01/12                       405,000                        469,203 (h)
RailAmerica, Inc.
9.25%                                         07/01/17                       772,000                        744,980 (b)
Rio Tinto Finance USA Ltd.
8.95%                                         05/01/14                       176,000                        195,579
9.00%                                         05/01/19                       242,000                        268,984
Roche Holdings Inc.
6.00%                                         03/01/19                       804,000                        857,290 (b)
Rogers Communications Inc.
6.80%                                         08/15/18                       858,000                        919,798
Sabine Pass LNG LP
7.25%                                         11/30/13                       255,000                        216,113
7.50%                                         11/30/16                       350,000                        282,625
Safeway Inc.
6.25%                                         03/15/14                       240,000                        257,555
Security Benefit Life Insurance
8.75%                                         05/15/16                       265,000                         79,500 (b)
Simon Property Group LP (REIT)
6.75%                                         05/15/14                       176,000                        176,846
Southern California Edison Co.
5.50%                                         08/15/18                       527,000                        559,083
Standard Bank London Holdings PLC for NAK Naftogaz Ukrainy
8.13%                                         09/30/09                       100,000                         87,000
Standard Chartered Bank Hong Kong Ltd.
4.38%                                         12/03/14                       420,000                        403,200 (i)
Talisman Energy Inc.
7.75%                                         06/01/19                       132,000                        146,229
Teck Resources Ltd.
9.75%                                         05/15/14                       348,000                        360,180 (b)
10.75%                                        05/15/19                       524,000                        563,300 (b)
Telecom Italia Capital S.A.
6.20%                                         07/18/11                       708,000                        732,919
7.18%                                         06/18/19                       496,000                        502,793
Telefonica Emisiones SAU
5.86%                                         02/04/13                       375,000                        395,302
5.88%                                         07/15/19                       355,000                        366,003
Tesco PLC
5.50%                                         11/15/17                       200,000                        203,726 (b)
The Allstate Corp.
7.45%                                         05/16/19                       256,000                        276,956
The Bear Stearns Companies LLC
6.95%                                         08/10/12                       845,000                        918,392 (h)
The Goldman Sachs Group, Inc.
6.00%                                         05/01/14                       971,000                      1,013,394
6.60%                                         01/15/12                        75,000                         79,854 (h)
7.50%                                         02/15/19                     1,344,000                      1,439,118
The Kroger Co.
6.15%                                         01/15/20                       606,000                        619,170
The Potomac Edison Co.
5.35%                                         11/15/14                       178,000                        170,333 (h)
The Procter & Gamble Co.
5.50%                                         02/01/34                       156,000                        158,957
The Toledo Edison Company
7.25%                                         05/01/20                       164,000                        182,600
The Travelers Companies, Inc.
5.80%                                         05/15/18                       314,000                        322,755
Thomson Reuters Corp.
5.95%                                         07/15/13                       596,000                        609,694
6.50%                                         07/15/18                       286,939                        298,623
TIAA Global Markets Inc.
4.95%                                         07/15/13                       455,000                        467,674 (b)
Ticketmaster Entertainment, Inc.
10.75%                                        07/28/16                     1,000,000                        890,000 (b)
Time Warner Cable Inc.
6.20%                                         07/01/13                       358,000                        377,205
6.75%                                         07/01/18                     1,380,000                      1,437,365
8.25%                                         04/01/19                       158,000                        179,269
8.75%                                         02/14/19                       478,000                        556,842
TransCanada Pipelines Ltd.
6.50%                                         08/15/18                       115,000                        125,112
Transocean Inc.
6.00%                                         03/15/18                       302,000                        313,964
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.00%                                         02/11/10                       400,000                        402,476
Union Electric Co.
6.70%                                         02/01/19                       636,000                        664,677
United Technologies Corp.
6.13%                                         07/15/38                       345,000                        374,471
Vedanta Resources PLC
9.50%                                         07/18/18                       100,000                         83,000 (b)
Verizon Communications Inc.
5.25%                                         04/15/13                       260,000                        272,865
6.35%                                         04/01/19                       748,000                        778,138
6.40%                                         02/15/38                       164,000                        160,555
6.90%                                         04/15/38                       300,000                        312,961
8.75%                                         11/01/18                       502,000                        594,608
Verizon Global Funding Corp.
7.25%                                         12/01/10                       429,000                        456,774
Verizon Pennsylvania Inc.
8.75%                                         08/15/31                       250,000                        283,067 (h)
Verizon Wireless Capital LLC
5.55%                                         02/01/14                       736,000                        781,358 (b)
7.38%                                         11/15/13                       792,000                        885,858 (b)
Walgreen Co.
4.88%                                         08/01/13                       530,000                        562,362
5.25%                                         01/15/19                       433,000                        450,437
Wal-Mart Stores, Inc.
5.80%                                         02/15/18                       602,000                        655,785
6.20%                                         04/15/38                       468,000                        514,018
WEA Finance LLC
7.50%                                         06/02/14                       526,000                        521,543 (b)
WellPoint, Inc.
6.00%                                         02/15/14                       176,000                        179,239
Wells Fargo & Co.
4.38%                                         01/31/13                       345,000                        347,970
5.63%                                         12/11/17                       145,000                        142,728 (h)
Westar Energy, Inc.
7.13%                                         08/01/09                       275,000                        274,892 (h)
Wyeth
5.50%                                         03/15/13                       703,000                        751,580
XTO Energy Inc.
6.38%                                         06/15/38                       241,000                        241,074
6.50%                                         12/15/18                       125,000                        134,105
                                                                                                         82,448,507

Non-Agency Collateralized Mortgage Obligations - 4.0%
Banc of America Commercial Mortgage Inc.
5.32%                                         09/10/47                       373,000                        345,351 (h)
Banc of America Commercial Mortgage Inc. (Class A)
5.49%                                         02/10/51                       625,000                        438,714
Banc of America Commercial Mortgage Inc. (Class C)
5.88%                                         04/10/49                       300,000                         62,532 (h,i,n)
Banc of America Funding Corp.
5.61%                                         03/20/36                       204,511                         18,307 (h,i,n)
5.70%                                         02/20/36                       126,400                         13,265 (h,i,n)
5.71%                                         02/20/36                       216,650                         38,925 (h,i,n)
Banc of America Mortgage Securities Inc. (Class B)
5.36%                                         01/25/36                       213,492                         24,701 (h,i)
5.54%                                         02/25/36                       156,738                         32,217 (h,i)
Bear Stearns Commercial Mortgage Securities
4.75%                                         02/13/46                       690,000                        600,298 (i)
5.24%                                         12/11/38                       280,000                        150,457
5.33%                                         02/11/44                       480,000                        388,466
5.48%                                         10/12/41                       619,000                        601,219 (h)
5.57%                                         03/11/39                       171,604                        167,754 (h,i)
5.61%                                         06/11/50                       500,000                        451,666
5.69%                                         06/11/50                       350,000                        286,650 (i)
Bear Stearns Commercial Mortgage Securities (Class A)
5.54%                                         10/12/41                       690,000                        586,146
5.63%                                         04/12/38                       372,000                        364,134 (i)
5.92%                                         06/11/50                       300,000                        165,407 (i)
Bear Stearns Commercial Mortgage Securities (Class D)
6.18%                                         09/11/42                       100,000                         16,094 (h,i,n)
Countrywide Alternative Loan Trust
5.94%                                         05/25/36                        56,209                             57 (h,i,n)
6.00%                                         03/25/36 - 08/25/36            241,795                            388 (h,n)
Countrywide Alternative Loan Trust (Class B)
6.00%                                         05/25/36 - 08/25/36            157,741                          3,978 (h,n)
Countrywide Asset-Backed Certificates
0.59%                                         11/25/35                       241,728                        178,277 (d,i)
Credit Suisse Mortgage Capital Certificates
5.47%                                         09/15/39                       549,000                        384,155 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.64%                                         02/25/36                        91,296                          8,048 (h,i,n)
CS First Boston Mortgage Securities Corp.
0.83%                                         07/15/37                     3,974,050                         66,261 (h,i,n)
1.59%                                         03/15/35                     5,854,726                         55,885 (h,i,n)
5.34%                                         10/25/35                       189,497                         20,845 (h,i,n)
Greenwich Capital Commercial Funding Corp.
5.60%                                         12/10/49                     1,210,000                      1,094,970
Impac CMB Trust (Class A)
0.57%                                         10/25/35                       347,757                        161,753 (d,h,i)
Indymac INDA Mortgage Loan Trust
5.15%                                         01/25/36                       127,411                          4,383 (h,i,n)
Indymac INDA Mortgage Loan Trust (Class B)
5.15%                                         01/25/36                       127,102                         12,392 (h,i,n)
Interstar Millennium Trust (Class A)
1.03%                                         03/14/36                        53,211                         42,562 (i)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.34%                                         08/12/37                       860,000                        765,489 (i)
6.07%                                         02/12/51                       830,000                        515,164
6.26%                                         02/15/51                       450,000                        202,735 (h,i)
6.40%                                         02/12/51                       150,000                          9,998 (h,i,n)
LB Commercial Conduit Mortgage Trust
5.84%                                         07/15/44                       280,000                        260,383 (i)
LB-UBS Commercial Mortgage Trust
0.85%                                         09/15/39                    15,906,311                        313,532 (h,i,n)
0.92%                                         01/18/12                     6,553,893                         82,074 (h,i,n)
1.00%                                         01/15/36                     2,167,565                         79,319 (h,n)
4.95%                                         09/15/30                       310,000                        265,613
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                         07/14/16                        65,000                         61,514 (b,h)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%                                         07/15/40                       260,000                         16,710 (h,i,n)
LB-UBS Commercial Mortgage Trust (Class X)
0.30%                                         12/15/39                     3,762,230                         40,990 (h,i,n)
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.62%                                         10/15/17                       517,994                        493,292 (b,d,i)
MASTR Alternative Loans Trust
5.00%                                         08/25/18                       179,384                         16,671 (g,h,o)
MLCC Mortgage Investors Inc.
5.22%                                         02/25/36                       175,865                         10,657 (h,i)
Morgan Stanley Capital I
5.16%                                         10/12/52                       350,000                        296,685 (i)
5.28%                                         12/15/43                       254,000                        242,177 (h)
5.33%                                         12/15/43                       254,000                        189,946 (h)
5.39%                                         11/12/41                       694,000                        253,287 (h,i)
5.44%                                         02/12/44                       253,000                        212,611 (b,h)
5.69%                                         04/15/49                     1,900,000                      1,384,953 (h,i)
5.71%                                         07/12/44                       200,000                        168,576 (h)
7.11%                                         04/15/33                        47,874                         47,805 (h,i)
National RMBS Trust
1.40%                                         03/20/34                        93,420                         81,080 (d,i)
Puma Finance Ltd. (Class A)
1.33%                                         10/11/34                        56,958                         48,975 (i)
Residential Accredit Loans Inc.
0.61%                                         03/25/34                        39,331                         25,897 (d,i)
6.00%                                         01/25/36                       301,560                         13,453 (h,n)
6.03%                                         01/25/36                        17,581                            999 (h,i,n)
Residential Funding Mortgage Securities I
5.75%                                         01/25/36                        96,391                         25,544 (h)
5.75%                                         01/25/36                       112,493                         29,042 (h,n)
Structured Asset Securities Corp. (Class X)
2.17%                                         02/25/28                        32,266                              1 (i,n)
Thornburg Mortgage Securities Trust (Class A)
0.99%                                         04/25/43                        27,513                         22,475 (d,i)
WaMu Mortgage Pass Through Certificates
0.65%                                         01/25/45                       357,071                        164,187 (d,i)
Wells Fargo Mortgage Backed Securities Trust
5.39%                                         08/25/35                       482,056                         38,777 (h,i)
5.50%                                         01/25/36                       188,988                         34,367 (h)
Wells Fargo Mortgage Backed Securities Trust (Class B)
5.50%                                         03/25/36                       420,378                         83,988 (h)
                                                                                                         13,285,223

Sovereign Bonds - 0.9%
Government of Brazil
8.00%                                         01/15/18                       305,000                        341,600 (h)
Government of Colombia
7.38%                                         03/18/19 - 09/18/37            200,000                        208,750
Government of Dominican
9.50%                                         09/27/11                       351,311                        347,798
Government of Indonesia
10.38%                                        05/04/14                       100,000                        114,000 (b)
11.63%                                        03/04/19                       200,000                        253,250 (b)
Government of Korea
5.75%                                         04/16/14                       112,000                        114,766
Government of Manitoba Canada
4.90%                                         12/06/16                       260,000                        268,973 (h)
Government of Panama
6.70%                                         01/26/36                       260,000                        252,200
Government of Philippine
8.38%                                         06/17/19                       200,000                        230,000
Government of Quebec Canada
7.50%                                         09/15/29                       380,000                        465,927
Government of Ukraine
7.75%                                         09/23/09                       100,000                         94,000
Government of Venezuela
5.38%                                         08/07/10                       256,000                        240,000
10.75%                                        09/19/13                        38,000                         31,350
                                                                                                          2,962,614

Municipal Bonds and Notes - 0.3%
New Jersey State Turnpike Authority
7.41%                                         01/01/40                     1,050,000                      1,222,263

Total Bonds and Notes                                                                                   335,393,189
 (Cost $342,892,428)


------------------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                         909,141 (j)
 (Cost $1,652,984)

Total Investments in Securities                                                                         336,302,330
 (Cost $344,545,412)

------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 5.9%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.28%                                                                                                    19,301,653 (d,m)
 (Cost $19,301,653)

Total Investments                                                                                       355,603,983
 (Cost $363,847,065)

Liabilities in Excess of Other Assets, net - (8.2)%                                                    (26,941,521)


                                                                                                   -----------------
NET ASSETS  - 100.0%                                                                                    328,662,462
                                                                                                   =================




------------------------------------------------------------------------------------------------------------------------------------
Other Information
------------------------------------------------------------------------------------------------------------------------------------

The GE Institutional Income Fund had the following short futures contracts open at June 30, 2009 (unaudited):


Description                                      Expiration Date        Number of       Current            Unrealized
                                                                        Contracts      Notional          Appreciation/
                                                                                         Value          (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
2Yr. U.S. Treasury Notes Futures                  9/30/2009                25         (5,405,469)       $  (3,474)
5Yr. U.S. Treasury Notes Futures                  9/30/2009                13         (1,491,344)             269
10Yr. U.S. Treasury Notes Futures                 9/21/2009               207        (24,066,984)        (227,935)


                                                                                                   -----------------
                                                                                                       $ (231,140)
                                                                                                   =================


           Notes to Schedules of Investments June 30, 2009 (unaudited)
--------------------------------------------------------------------------------


(a)   Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to $ 7,381,015; $15,323,064 and $1,928,906 or 1.46%, 4.66% and 7.21% of net
      assets for the GE Institutional Strategic Investment Fund, GE Institutional Income Fund and GE Institutional Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)   Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2009, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2009.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(k) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment advisor.

(l) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.


(m) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(n) Illiquid Securities. At June 30, 2009, these securities amounted to $5,604,589 and $14,913,921 or 1.11% and 4.54% of net assets for the GE
      Institutional Strategic Investment Fund and GE Institutional Income Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(o) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(p)  Managed by SSgA Funds Management, Inc., the Fund's sub-adviser.



The maturity date disclosed for fixed income securities represents the earlier of the first call date; the next interest reset date or the ultimate maturity date.



*  Less than 0.1%

** Amount is less than $ 0.01.



Abbreviations:

ADR             American Depository Receipt

GDR             Global Depository Receipt

NVDR            Non-Voting Depository Receipt

Regd.           Registered

REIT            Real Estate Investment Trust

REMIC           Real Estate Mortgage Investment Conduit

SPDR            Standard and Poor's Depository Receipt

STRIPS          Separate Trading of Registered Interest and Principal of
                Security

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on recent trading activity and other relevant information which may include market interest rate curves, referenced credit spreads and estimated prepayment rates where applicable. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.



Fair Value Disclosure

The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2) quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

GE Institutional U.S. Equity Fund
                                                            Level 1           Level 2         Level 3          Total
                                                       --------------------------------------------------------------------
Investments in                                              $386,582,493       $    66,919      $      -      $386,649,412
Securities
Other Financial                                              $     7,800        $        -      $      -       $     7,800
Instruments

GE Institutional S&P 500 Index
Fund
                                                            Level 1           Level 2         Level 3          Total
                                                       --------------------------------------------------------------------
Investments in                                              $ 30,525,622       $   100,008      $      -      $ 30,625,630
Securities
Other Financial                                            $    (16,958)        $        -      $      -      $   (16,958)
Instruments

GE Institutional Core Value
Equity Fund
                                                            Level 1           Level 2         Level 3          Total
                                                       --------------------------------------------------------------------
Investments in                                             $ 106,098,533       $    17,967      $      -     $ 106,116,500
Securities
Other Financial                                              $     1,950        $        -      $      -       $     1,950
Instruments

GE Institutional Small-Cap
Equity Fund
                                                            Level 1           Level 2         Level 3          Total
                                                       --------------------------------------------------------------------
Investments in                                             $ 503,704,705       $    67,162      $      -     $ 503,771,867
Securities
Other Financial                                             $  (306,728)        $        -      $      -      $  (306,728)
Instruments

GE Institutional International
Equity Fund
                                                            Level 1           Level 2         Level 3          Total
                                                       --------------------------------------------------------------------
Investments in                                            $1,891,800,635       $   187,825      $      -     1,891,988,460
Securities
Other Financial                                              $     5,777        $        -      $      -       $     5,777
Instruments

GE Institutional Premier Growth
Equity Fund
                                                            Level 1           Level 2         Level 3          Total
                                                       --------------------------------------------------------------------
Investments in                                             $ 227,774,084       $   128,865      $      -     $ 227,902,949
Securities
Other Financial                                              $    28,250        $        -      $      -       $    28,250
Instruments

GE Institutional Strategic
Investment Fund
                                                            Level 1           Level 2         Level 3          Total
                                                       --------------------------------------------------------------------
Investments in                                             $ 375,097,831     $ 145,711,064     $ 634,067      $521,442,962
Securities
Other Financial                                            $   (120,667)        $        -      $      -     $   (120,667)
Instruments

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.

                                                                            investments                   other financial
                                                                           in securities                    instruments
                                                                         ------------------              ------------------
Balance at                                                                    $  1,806,916                      $        -
9/30/08
          Accrued                                                                 (11,012)                               -
discounts/premiums
          Realized                                                                (26,285)                               -
gain (loss)
          Change in unrealized                                                   (343,403)                               -
appreciation (depreciation)
          Net                                                                    (242,026)                               -
purchases (sales)
          Net transfers in and                                                   (249,607)                               -
out of Level 3
                                                                         --------------------------------------------------
Balance at 6/30/09                                                             $   934,583                      $        -
Change in unrealized loss relating to
securities still
  held at 6/30/09                                                            $   (352,161)

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

GE Institutional
Income Fund
                                                            Level 1           Level 2         Level 3          Total
                                                       --------------------------------------------------------------------
Investments in                                             $  19,301,653      $333,655,034    $2,647,296      $355,603,983
Securities
Other Financial                                            $   (231,140)        $        -      $      -     $   (231,140)
Instruments

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


                                                                            investments                   other financial
                                                                           in securities                    instruments
                                                                         ------------------              ------------------
Balance at                                                                  $  15,496,914                      $        -
9/30/08
          Accrued discounts/premiums                                               (7,092)                              -
          Realized gain (loss)                                                    (63,288)                              -
          Change in unrealized appreciation (depreciation)                     (2,546,621)                              -
          Net purchases (sales)                                                  (382,575)                              -
          Net transfers in and out of Level 3                                  (1,172,383)                              -
                                                                         ------------------------------------------------
Balance at 6/30/09                                                           $  11,324,955                      $       -
Change in unrealized loss relating to
securities still
  held at 6/30/09                                                            $   (352,161)

Transfers in and out of Level 3 are considered to occur at the beginning of the period.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls orin other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Institutional Funds

Date:  August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Institutional Funds

Date:  August 26, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Institutional Funds

Date:  August 26, 2009